UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1:	Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Common Stocks (99.6%)
Australia (20.8%)
	BHP Billiton Ltd.	13,884,860	518,126
	Commonwealth Bank of Australia	5,444,483	201,893
	Westpac Banking Corp., Ltd.	7,770,790	156,007
	National Australia Bank Ltd.	6,736,317	154,638
	Rio Tinto Ltd.	1,182,224	138,388
	Australia & New Zealand Bank Group Ltd.	7,947,234	120,314
	Woolworths Ltd.	5,024,978	118,503
	Westfield Group	7,255,852	109,506
	Woodside Petroleum Ltd.	1,993,446	100,080
	Wesfarmers Ltd.	2,616,034	83,878
	QBE Insurance Group Ltd.	3,666,542	77,400
	Telstra Corp. Ltd.	18,017,923	76,061
	CSL Ltd.	2,276,826	73,618
	St. George Bank Ltd.	2,306,946	59,637
^	Macquarie Group, Ltd.	1,135,963	54,194
	Origin Energy Ltd.	3,622,599	53,808
	Newcrest Mining Ltd.	1,876,130	51,904
	Suncorp-Metway Ltd.	3,852,081	48,145
	AMP Ltd.	7,756,686	47,451
	Brambles Ltd.	5,852,794	44,990
*	Fortescue Metals Group Ltd.	5,217,359	41,968
	Santos Ltd.	2,424,783	41,106
	Incitec Pivot Ltd.	250,043	38,216
	Foster's Group Ltd.	7,949,585	36,916
	BlueScope Steel Ltd.	3,072,751	33,383
	Orica Ltd.	1,303,537	29,055
	Insurance Australia Group Ltd.	7,666,213	28,046
	Stockland	6,063,567	26,176
	Macquarie Infrastructure Group	9,908,692	23,813
	Transurban Group	4,796,072	23,251
	Australian Stock Exchange Ltd.	708,082	22,837
	OZ Minerals Ltd.	12,262,739	22,802
^	Leighton Holdings Ltd.	575,258	22,717
	AGL Energy Ltd.	1,793,718	22,433
	OneSteel Ltd.	3,445,085	21,835
	Alumina Ltd.	4,670,797	20,188
	Wesfarmers, Ltd. Price Protected Shares	598,756	19,237
	WorleyParsons Ltd.	619,261	18,465
	Tabcorp Holdings Ltd.	2,171,742	17,648
	Amcor Ltd.	3,524,419	17,585
	Sonic Healthcare Ltd.	1,310,688	17,055
	Coca-Cola Amatil Ltd.	2,275,573	16,444
	Computershare Ltd.	1,954,037	15,931
	Dexus Property Group NPV	12,126,631	15,831
	Toll Holdings Ltd.	2,534,622	15,541
	Macquarie Goodman Group	6,385,695	15,093

	AXA Asia Pacific Holdings Ltd.	3,508,199	14,702
^	John Fairfax Holdings Ltd.	5,633,957	14,492
	Lend Lease Corp.	1,493,590	14,006
	Crown Ltd.	1,851,198	13,710
^	Boral Ltd.	2,413,707	12,602
	GPT Group	8,679,876	12,298
	Sims Group Ltd.	397,254	12,286
	Qantas Airways Ltd.	3,852,719	11,968
	Metcash Ltd.	3,159,661	11,805
^	CFS Gandel Retail Trust	6,081,985	11,611
^,*	Paladin Resources Ltd.	2,286,694	11,543
	Boart Longyear Group	5,897,138	11,264
	Bendigo Bank Ltd.	1,091,327	11,004
	Tatt's Group, Ltd.	4,711,552	10,852
	Mirvac Group	4,283,175	10,158
	Lion Nathan Ltd.	1,213,168	10,034
	Cochlear Ltd.	230,303	9,547
	Asciano Group	2,305,067	9,123
	James Hardie Industries NV	1,942,114	8,406
	CSR Ltd.	4,075,810	8,057
	Macquarie Airports Group	2,844,183	7,514
	Sims Group Ltd. ADR	235,750	7,329
	Macquarie Office Trust	8,477,824	7,190
	Goodman Fielder Ltd.	5,472,451	6,719
	Harvey Norman Holdings Ltd.	2,195,141	6,660
^	Billabong International Ltd.	685,345	6,519
	Caltex Australia Ltd.	557,670	6,206
	Aristocrat Leisure Ltd.	1,337,682	6,053
^	Perpetual Trustees Australia Ltd.	156,574	5,959
^	Babcock & Brown Ltd.	966,541	5,856
	Virgin Blue Holdings Ltd.	2,542,985	1,892
*	Orica Ltd. Rights Exp. 8/18/08	162,942	212
			3,209,690
Hong Kong (6.9%)
	Sun Hung Kai Properties Ltd.	5,834,394	86,529
	Hutchison Whampoa Ltd.	8,819,100	82,500
	Cheung Kong Holdings Ltd.	5,748,986	80,431
	CLP Holdings Ltd.	8,468,705	69,302
	Hong Kong Exchanges & Clearing Ltd.	4,208,800	61,973
	Hang Seng Bank Ltd.	3,163,666	61,915
	Esprit Holdings Ltd.	4,370,178	46,501
	Boc Hong Kong Holdings Ltd.	15,309,300	38,542
	Swire Pacific Ltd. A Shares	3,409,500	36,417
	Hong Kong & China Gas Co., Ltd.	16,546,481	36,414
	Hong Kong Electric Holdings Ltd.	5,739,550	33,272
	Li & Fung Ltd.	9,279,450	31,346
	Bank of East Asia Ltd.	5,817,873	28,060
	Henderson Land Development Co. Ltd.	4,441,593	27,493
	Hang Lung Properties Ltd.	8,574,720	26,933
	Wharf Holdings Ltd.	5,698,903	25,188
	Link REIT	8,844,000	19,736
	MTR Corp.	5,805,700	18,842

	New World Development Co., Ltd.	10,049,146	18,734
	Hang Lung Development Co., Ltd.	3,581,000	15,882
^,*	Mongolia Energy Corp. Ltd.	13,988,000	14,431
	Kerry Properties Ltd.	2,650,613	13,999
	Sino Land Co.	7,036,400	13,975
	Shangri-La Asia Ltd.	5,362,068	11,449
	Kingboard Chemical Holdings Ltd.	2,268,500	10,780
	Wheelock and Co. Ltd.	3,776,000	10,219
	PCCW Ltd.	15,452,769	9,777
	Wing Hang Bank Ltd.	731,009	9,776
	Pacific Basin Shipping Ltd.	6,845,000	9,599
^	Cathay Pacific Airways Ltd.	4,882,500	9,342
	Hopewell Holdings Ltd.	2,597,800	9,319
*	Hutchison Telecommunications International Ltd.	6,926,673	9,057
*	Foxconn International Holdings Ltd.	8,735,238	8,282
	Cheung Kong Infrastructure Holdings Ltd.	1,868,600	8,214
	NWS Holdings Ltd.	3,354,000	7,170
^	Yue Yuen Industrial (Holdings) Ltd.	2,748,400	7,091
*	CITIC International Financial Holdings Ltd.	8,323,000	6,743
	Hysan Development Co., Ltd.	2,356,811	6,701
	Television Broadcasts Ltd.	1,179,096	6,587
^	Wing Lung Bank Ltd.	335,600	6,577
	ASM Pacific Technology Ltd.	803,100	5,751
^	Chinese Estates Holdings	3,808,000	5,401
*	Genting International PLC	12,000,000	4,927
	Lifestyle International Holdings, Ltd.	2,826,500	4,231
	Orient Overseas International Ltd.	899,724	3,909
	Hong Kong Aircraft & Engineering Co., Ltd.	276,000	3,800
	Shun Tak Holdings Ltd.	4,304,382	3,365
	C C Land Holdings Ltd.	4,044,000	2,366
	Lee & Man Paper Manufacturing Ltd.	1,878,000	2,207
			1,071,055
Japan (67.7%)
	Toyota Motor Corp.	11,201,665	482,876
	Mitsubishi UFJ Financial Group	42,159,302	372,278
	Honda Motor Co., Ltd.	6,832,072	218,102
	Sumitomo Mitsui Financial Group, Inc.	27,198	211,021
	Canon, Inc.	4,414,049	201,745
	Nintendo Co.	410,420	199,130
	Mizuho Financial Group, Inc.	40,079	191,907
	Takeda Pharmaceutical Co. Ltd.	3,495,247	185,578
	Mitsubishi Corp.	5,605,200	163,335
	Matsushita Electric Industrial Co., Ltd.	7,612,563	160,503
	Sony Corp.	4,155,464	157,139
	Mitsui & Co., Ltd.	7,148,600	146,662
	Tokyo Electric Power Co.	5,037,510	138,735
	Nippon Steel Corp.	21,122,343	120,235
	Mitsubishi Estate Co., Ltd.	4,863,000	117,122
	East Japan Railway Co.	14,069	110,055
	Nippon Telegraph and Telephone Corp.	21,493	109,197
	Millea Holdings, Inc.	2,899,700	108,795
	NTT DoCoMo, Inc.	66,438	107,914

	Nomura Holdings Inc.	7,320,200	105,640
	JFE Holdings, Inc.	2,160,900	105,027
	Shin-Etsu Chemical Co., Ltd.	1,698,400	103,912
	Seven and I Holdings Co., Ltd.	3,363,540	102,864
	Hitachi Ltd.	13,936,000	100,460
	Komatsu Ltd.	3,718,968	92,358
	Astellas Pharma Inc.	2,039,798	88,445
	Japan Tobacco, Inc.	18,620	86,791
	Daiichi Sankyo Co., Ltd.	2,888,936	86,253
	Toshiba Corp.	12,724,000	82,612
	Mitsubishi Electric Corp.	7,996,000	78,805
	Mitsui Fudosan Co., Ltd.	3,465,557	78,405
	Sumitomo Metal Industries Ltd.	15,908,000	76,530
	Kansai Electric Power Co., Inc.	3,186,400	74,299
	Nissan Motor Co., Ltd.	9,351,720	71,992
	KDDI Corp.	12,063	69,104
	Central Japan Railway Co.	6,489	66,000
	Chubu Electric Power Co.	2,739,600	65,800
	Fuji Photo Film Co., Ltd.	2,022,766	63,582
	Fanuc Co., Ltd.	792,800	62,958
	Sumitomo Corp.	4,656,756	62,859
	Itochu Corp.	6,230,000	61,911
	Mitsui OSK Lines Ltd.	4,742,000	61,410
	Mitsubishi Heavy Industries Ltd.	13,261,000	58,469
	Kyocera Corp.	672,900	57,954
	Orix Corp.	381,406	57,745
	Sharp Corp.	4,137,000	57,470
	Softbank Corp.	3,129,618	57,288
	Kao Corp.	2,160,661	56,058
	Fujitsu Ltd.	7,709,000	55,755
	Denso Corp.	2,011,800	52,265
	T & D Holdings, Inc.	815,360	51,447
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,502,565	49,804
	Kirin Brewery Co., Ltd.	3,259,048	49,795
	Marubeni Corp.	6,820,000	49,684
	Daiwa Securities Group Inc.	5,521,850	47,865
	Daikin Industries Ltd.	1,091,489	46,609
	Asahi Glass Co., Ltd.	4,174,200	46,120
	Ricoh Co.	2,774,386	45,053
	NEC Corp.	7,978,812	43,688
	Sumitomo Chemical Co.	6,508,000	42,951
	Bridgestone Corp.	2,523,059	41,171
	Nikon Corp.	1,407,718	40,900
	Sumitomo Trust & Banking Co., Ltd.	5,891,388	40,567
	Secom Co., Ltd.	868,700	40,012
	Tokyo Electron Ltd.	709,930	39,790
	Tohoku Electric Power Co.	1,768,600	39,290
	Nippon Yusen Kabushiki Kaisha Co.	4,582,000	39,153
	Tokyo Gas Co., Ltd.	9,642,000	38,837
	Sumitomo Electric Industries Ltd.	3,103,100	37,692
	Eisai Co., Ltd.	1,043,000	37,353
	Murata Manufacturing Co., Ltd.	885,455	36,760

	Terumo Corp.	698,059	36,049
	Hoya Corp.	1,709,894	35,261
	Inpex Holdings, Inc.	3,418	34,573
	Nippon Oil Corp.	5,454,479	34,534
	Sompo Japan Insurance Inc.	3,475,000	34,386
	Keyence Corp.	156,019	34,080
	Dai-Nippon Printing Co., Ltd.	2,464,741	33,918
	Bank of Yokohama Ltd.	5,187,000	33,448
	West Japan Railway Co.	7,035	33,346
	Kyushu Electric Power Co., Inc.	1,569,500	33,152
	Konica Minolta Holdings, Inc.	1,980,000	32,513
	Sumitomo Realty & Development Co.	1,576,472	32,464
	Aeon Co., Ltd.	2,649,400	32,339
	Olympus Corp.	955,464	32,082
	Suzuki Motor Corp.	1,460,757	31,903
	Nidec Corp.	450,000	31,785
	Mitsubishi Chemical Holdings Corp.	5,297,500	31,605
	Kobe Steel Ltd.	10,955,095	30,993
	Resona Holdings Inc.	21,224	30,525
	TDK Corp.	509,400	30,453
	Shiseido Co., Ltd.	1,357,724	30,210
	Asahi Breweries Ltd.	1,600,700	30,112
	Osaka Gas Co., Ltd.	8,326,000	30,054
	Sumitomo Metal Mining Co.	2,287,000	29,238
	Kubota Corp.	4,544,000	28,868
	Ajinomoto Co., Inc.	2,752,000	28,287
	Toray Industries, Inc.	5,509,740	27,546
	Shizuoka Bank Ltd.	2,498,000	26,725
	Japan Steel Works Ltd.	1,460,832	26,202
	Tokyu Corp.	4,707,000	25,924
	Mitsui Trust Holding Inc.	4,070,400	25,335
	Asahi Kasei Corp.	4,933,000	25,254
	Office Building Fund of Japan Inc.	2,124	25,076
	Chugoku Electric Power Co., Ltd.	1,150,990	24,700
^,*	Mitsubishi Motors Corp.	14,887,620	24,547
	Yamada Denki Co., Ltd.	358,906	24,322
	Shionogi & Co., Ltd.	1,235,362	24,194
	Rohm Co., Ltd.	417,900	23,863
	Yahoo Japan Corp.	62,574	23,726
	SMC Corp.	237,977	23,720
	Isuzu Motors Ltd.	5,263,728	22,650
	Hankyu Corp.	4,997,958	22,633
	Toppan Printing Co., Ltd.	2,171,000	22,519
	Fast Retailing Co., Ltd.	197,600	22,109
	Ono Pharmaceutical Co., Ltd.	399,773	22,023
	Mazda Motor Corp.	3,812,422	22,008
	Nippon Mining Holdings Inc.	3,649,500	21,987
	Nipponkoa Insurance Co., Ltd.	2,735,193	21,951
	NTT Data Corp.	5,224	21,527
	Toyoda Automatic Loom Works Ltd.	741,500	21,473
	Electric Power Development Co., Ltd.	551,440	21,343
	Nippon Electric Glass Co., Ltd.	1,442,097	21,223

	Chiba Bank Ltd.	3,150,000	21,019
	Aisin Seiki Co., Ltd.	792,538	20,695
^	Kintetsu Corp.	6,726,150	20,347
	Shikoku Electric Power	769,288	20,242
	Yamato Holdings Co., Ltd.	1,609,000	20,078
	Daiwa House Industry Co., Ltd.	2,111,000	19,977
	Kawasaki Kisen Kaisha Ltd.	2,512,000	19,935
	Nitto Denko Corp.	683,000	19,554
	Mitsubishi Materials Corp.	4,763,000	18,672
	JGC Corp.	912,000	18,464
	Odakyu Electric Railway Co.	2,593,000	17,971
	Sekisui House Ltd.	1,908,858	17,927
	Japan Real Estate Investment Corp.	1,744	17,879
	Hokuriku Electric Power Co.	728,432	17,806
	Dentsu Inc.	8,058	17,803
	OJI Paper Co., Ltd.	3,523,740	17,801
	Toyota Tsusho Corp.	879,004	17,372
	Makita Corp.	506,500	17,331
	Hokkaido Electric Power Co., Ltd.	801,661	16,859
	Ibiden Co., Ltd.	561,739	16,587
*	Isetan Mitsukoshi Holdings Ltd.	1,405,880	16,211
	NGK Insulators Ltd.	1,107,534	16,114
	Kawasaki Heavy Industries Ltd.	6,213,000	16,062
	JS Group Corp.	1,101,008	15,969
	Sojitz Holdings Corp.	5,104,700	15,629
*	Sanyo Electric Co., Ltd.	6,973,000	15,552
	Kuraray Co., Ltd.	1,426,000	15,411
	Tobu Railway Co., Ltd.	3,376,000	15,387
	Omron Corp.	876,200	15,377
	Daito Trust Construction Co., Ltd.	333,184	15,193
	Trend Micro Inc.	435,000	15,133
	Nippon Express Co., Ltd.	3,297,000	15,024
	NSK Ltd.	1,822,000	15,007
	Ube Industries Ltd.	4,175,000	14,995
	Yamaha Corp.	726,400	14,957
	Lawson Inc.	288,500	14,917
	Sumitomo Heavy Industries Ltd.	2,382,000	14,904
	Kurita Water Industries Ltd.	466,300	14,818
	Chugai Pharmaceutical Co., Ltd.	926,200	14,805
	Seiko Epson Corp.	528,200	14,253
	Credit Saison Co., Ltd.	676,152	14,190
^	Shinsei Bank, Ltd.	4,077,046	14,121
	Yamaha Motor Co., Ltd.	829,700	13,989
	Matsushita Electric Works, Ltd.	1,555,000	13,823
	Rakuten, Inc.	27,040	13,572
	Joyo Bank Ltd.	2,891,000	13,551
	Oriental Land Co., Ltd.	216,100	13,538
	Sony Financial Holdings, Inc.	3,595	13,537
	Benesse Corp.	308,057	13,463
	Sankyo Co., Ltd.	222,200	13,461
	Fukuoka Financial Group, Inc.	3,198,600	13,365
	JSR Corp.	741,200	13,238

	Bank of Kyoto Ltd.	1,269,000	13,220
	Konami Corp.	414,949	13,122
	Fuji Heavy Industries Ltd.	2,427,189	13,034
*	Elpida Memory Inc.	456,200	12,986
	Keio Electric Railway Co., Ltd.	2,397,000	12,867
	Shimano, Inc.	278,100	12,840
	Stanley Electric Co.	623,100	12,790
	Furukawa Electric Co.	2,630,000	12,743
	Advantest Corp.	619,336	12,736
	Mitsui Chemicals, Inc.	2,624,000	12,634
	Hirose Electric Co., Ltd.	132,400	12,520
	Showa Denko K.K.	4,907,000	12,520
	Hokuhoku Financial Group, Inc.	4,892,400	12,502
	Brother Industries Ltd.	974,262	12,279
	Toyo Seikan Kaisha Ltd.	672,000	12,141
	Sumco Corp.	533,616	12,110
	Casio Computer Co.	980,700	12,086
	Tanabe Seiyaku Co., Ltd.	928,000	12,072
	Uni-Charm Corp.	171,000	12,061
	Nippon Meat Packers, Inc.	759,000	12,003
	JTEKT Corp.	795,023	11,893
	Hitachi Construction Machinery Co.	445,078	11,763
	The Iyo Bank, Ltd.	1,007,331	11,749
	Yamaguchi Financial Group, Inc.	874,473	11,693
	The Suruga Bank, Ltd.	931,000	11,605
	Hisamitsu Pharmaceutical Co. Inc.	275,245	11,530
	Yakult Honsha Co., Ltd.	400,400	11,447
	Toho Gas Co., Ltd.	1,988,297	11,425
	The Hachijuni Bank Ltd.	1,772,550	11,391
	Kajima Corp.	3,499,000	11,365
^	Keihin Electric Express Railway Co., Ltd.	1,777,000	11,340
	Sekisui Chemical Co.	1,785,000	11,339
	Hitachi Metals Ltd.	684,320	11,279
^	Nissin Food Products Co., Ltd.	342,900	11,222
	Teijin Ltd.	3,665,000	11,053
	Taisho Pharmaceutical Co.	530,000	10,957
	NTN Corp.	1,752,000	10,931
	Ohbayashi Corp.	2,541,000	10,916
	SBI Holdings, Inc.	46,192	10,912
	Mitsubishi Gas Chemical Co.	1,601,000	10,598
	FamilyMart Co., Ltd.	242,000	10,597
	Mitsubishi UFJ Lease & Finance Company Ltd.	240,430	10,492
	IHI Corp.	5,457,000	10,483
	Nippon Paper Group, Inc.	3,721	10,474
	Takashimaya Co.	1,232,972	10,423
	Gunma Bank Ltd.	1,674,000	10,399
	Nomura Research Institute, Ltd.	464,780	10,384
	Amada Co., Ltd.	1,501,000	10,252
	Namco Bandai Holdings Inc.	846,500	10,221
	Nisshin Seifun Group Inc.	742,100	10,161
	Kyowa Hakko Kogyo Co.	909,589	10,161
	Nippon Sheet Glass Co., Ltd.	2,493,000	10,152

	MEDICEO Holdings Co., Ltd.	603,861	10,081
	Susuken Co., Ltd.	291,520	10,020
	Aioi Insurance Co., Ltd.	1,874,000	10,018
	TonenGeneral Sekiyu K.K.	1,168,000	9,885
	Toho Co., Ltd.	468,600	9,823
	Shimizu Corp.	2,445,000	9,815
^	All Nippon Airways Co., Ltd.	2,658,000	9,727
	J. Front Retailing Co., Ltd.	1,772,400	9,647
	Taisei Corp.	3,973,000	9,645
	Nippon Sanso Corp.	1,166,000	9,636
^	Mizuho Trust & Banking Co., Ltd.	6,224,950	9,631
	Nisshin Steel Co.	3,085,000	9,549
	Shimadzu Corp.	1,040,787	9,520
	Citizen Watch Co., Ltd.	1,339,000	9,491
	Daihatsu Motor Co., Ltd.	794,507	9,412
	Tokyu Land Corp.	1,875,000	9,396
	Toyo Suisan Kaisha, Ltd.	368,000	9,259
	Tosoh Corp.	2,109,000	9,118
	Nitori Co., Ltd.	164,518	8,966
	The Chugoku Bank, Ltd.	674,439	8,870
	Mitsui Engineering & Shipbuilding Co., Ltd.	2,920,000	8,852
	THK Co., Inc.	495,100	8,833
	Showa Shell Sekiyu K.K.	778,300	8,605
	The Nishi-Nippon City Bank, Ltd.	2,965,307	8,593
	77 Bank Ltd.	1,428,000	8,552
	The Hiroshima Bank, Ltd.	2,065,650	8,453
	Nomura Real Estate Office Fund, Inc.	1,130	8,435
	Marui Co., Ltd.	1,085,400	8,355
	Santen Pharmaceutical Co., Ltd.	305,600	8,337
	Yaskawa Electric Corp.	990,380	8,337
	Hitachi Chemical Co., Ltd.	430,000	8,227
	Square Enix Co., Ltd.	261,400	8,141
	Kikkoman Corp.	653,000	8,058
	NGK Spark Plug Co.	710,682	7,996
	Yokogawa Electric Corp.	945,597	7,957
	Idemitsu Kosan Co. Ltd.	90,947	7,948
	Minebea Co., Ltd.	1,487,000	7,901
	Kamigumi Co., Ltd.	1,077,000	7,894
	Jupiter Telecommunications Co., Ltd.	10,016	7,859
^	Toto Ltd.	1,075,000	7,816
	Uny Co., Ltd.	743,000	7,784
	AEON Mall Co., Ltd.	262,100	7,782
	Kaneka Corp.	1,254,982	7,761
	Sapporo Hokuyo Holdings, Inc.	1,238	7,716
	Acom Co., Ltd.	263,270	7,691
^,*	Japan Airlines System Co.	3,724,000	7,597
	Ushio Inc.	490,200	7,572
^	Sapporo Holdings Ltd.	1,058,000	7,571
	Dowa Mining Co., Ltd.	1,132,000	7,560
	Alfresa Holdings Corp.	122,400	7,515
	Yamato Kogyo Co., Ltd.	164,800	7,402
	Taiheiyo Cement Corp.	3,728,000	7,398

	Toyoda Gosei Co., Ltd.	268,700	7,371
	Japan Petroleum Exploration Co., Ltd.	118,085	7,328
	Alps Electric Co., Ltd.	712,400	7,326
	Japan Retail Fund Investment Corp.	1,441	7,324
	Mitsui Mining & Smelting Co., Ltd.	2,361,000	7,193
	Shinko Securities Co., Ltd.	2,177,000	7,117
	Sega Sammy Holdings Inc.	761,132	7,093
	Nissan Chemical Industries, Ltd.	598,000	7,089
	Leopalace21 Corp.	526,900	7,080
	Cosmo Oil Co., Ltd.	2,276,000	7,019
	Nisshinbo Industries, Inc.	575,000	6,940
	Mitsubishi Rayon Co., Ltd.	2,228,000	6,809
	USS Co., Ltd.	101,740	6,792
	NOK Corp.	465,400	6,741
	Daicel Chemical Industries Ltd.	1,131,000	6,662
	Mitsumi Electric Co., Ltd.	339,800	6,613
	Dai-Nippon Ink & Chemicals, Inc.	2,450,000	6,611
^	Oracle Corp. Japan	157,600	6,601
	Aozora Bank, Ltd.	2,726,000	6,585
	Mabuchi Motor Co.	126,400	6,579
	NTT Urban Development Corp.	4,758	6,562
	Daido Steel Co., Ltd.	1,254,000	6,554
	Fuji Electric Holdings Co., Ltd.	2,319,000	6,439
^	Promise Co., Ltd.	251,850	6,414
	Kansai Paint Co., Ltd.	901,000	6,264
	Keisei Electric Railway Co., Ltd.	1,142,000	6,258
^	Takefuji Corp.	455,080	6,227
	Asics Corp.	661,139	6,159
	Toyota Boshoku Corp.	271,300	5,996
^	CSK Corp.	299,300	5,906
	Denki Kagaku Kogyo K.K.	1,985,000	5,888
	Onward Kashiyama Co., Ltd.	536,000	5,844
^,*	DeNA Co., Ltd.	1,204	5,808
^	Yamazaki Baking Co., Ltd.	502,000	5,780
	Haseko Corp.	5,266,655	5,738
	Tokuyama Corp.	911,000	5,728
	Mitsubishi Logistics Corp.	474,000	5,710
	Sumitomo Rubber Industries Ltd.	709,800	5,656
	Hino Motors, Ltd.	1,068,000	5,633
	Japan Prime Realty Investment Corp.	2,323	5,600
	Meiji Dairies Corp.	1,089,000	5,592
	Kinden Corp.	551,000	5,562
	Hitachi High-Technologies Corp.	285,075	5,555
	Dai Nippon Pharmaceutical Co., Ltd.	664,000	5,542
	Shimamura Co., Ltd.	90,900	5,526
	Tokyo Tatemono Co., Ltd.	1,117,000	5,496
	JAFCO Co., Ltd.	140,200	5,387
	Obic Co., Ltd.	28,800	5,246
	Hakuhodo DY Holdings Inc.	96,440	5,245
	Okuma Corp.	592,711	5,210
	Coca-Cola West Japan Co., Ltd.	230,500	5,101
	Pioneer Corp.	652,000	5,057

	Tokyo Steel Manufacturing Co.	448,900	5,019
	SBI E*Trade Securities Co., Ltd.	6,444	4,956
*	Mitsubishi UFL NiCOS Co., Ltd.	1,474,000	4,921
	NHK Spring Co.	657,000	4,627
^	Maruichi Steel Tube Ltd.	162,900	4,597
^	Nomura Real Estate Holdings Inc.	215,100	4,358
	Otsuka Corp.	65,264	4,301
	Canon Sales Co. Inc.	281,700	4,147
^,*	NEC Electronics Corp.	152,700	4,123
	Aeon Credit Service Co. Ltd.	322,890	4,106
^	Osaka Titanium Technologies Co.	76,026	4,020
^	Ito En, Ltd.	262,600	3,890
	Shinko Electric Industries Co., Ltd.	279,353	3,716
	Tokai Rika Co., Ltd.	213,024	3,643
	Itochu Techno-Science Corp.	125,000	3,497
	Hikari Tsushin, Inc.	107,900	3,289
^	Aiful Corp.	309,450	3,205
^	Tokyo Broadcasting System, Inc.	157,000	2,725
	Fuji Television Network, Inc.	1,960	2,706
^	Toho Titanium Co., Ltd.	126,142	2,326
*	Dowa Mining Co., Ltd. Rights Exp. 1/29/10	805,000	270
			10,454,412
New Zealand (0.3%)
^	Telecom Corp. of New Zealand Ltd.	7,560,727	20,993
	Fletcher Building Ltd.	2,074,574	9,673
	Contact Energy Ltd.	1,197,786	7,369
	Auckland International Airport Ltd.	4,039,328	6,031
	Sky City Entertainment Group Ltd.	1,981,602	4,993
			49,059
Singapore (3.9%)
	Singapore Telecommunications Ltd.	32,933,290	85,696
	United Overseas Bank Ltd.	5,044,567	71,330
	DBS Group Holdings Ltd.	4,712,161	65,543
	Oversea-Chinese Banking Corp., Ltd.	10,349,068	63,284
	Keppel Corp., Ltd.	5,256,500	40,586
	Capitaland Ltd.	6,967,895	28,756
	Singapore Airlines Ltd.	2,209,010	24,286
	Singapore Press Holdings Ltd.	6,254,833	18,362
	Singapore Exchange Ltd.	3,529,344	17,347
	City Developments Ltd.	2,070,412	17,198
	Sembcorp Industries Ltd.	4,059,393	13,275
	Fraser & Neave Ltd.	4,019,500	12,919
	Singapore Technologies Engineering Ltd.	5,550,407	11,199
	Wilmar International Ltd.	3,429,000	10,961
	Golden Agri-Resources Ltd.	20,675,000	10,684
	CapitaMall Trust	4,821,148	10,484
	SembCorp Marine Ltd.	3,435,800	10,421
	Noble Group Ltd.	6,440,600	10,045
	ComfortDelGro Corp. Ltd.	7,752,586	8,815
	Cosco Corp. Singapore Ltd.	3,698,000	8,176
	Olam International Ltd.	4,946,100	8,110
	Jardine Cycle N Carriage Ltd.	581,128	7,338

Venture Corp. Ltd.	908,250	7,147
Ascendas REIT	4,106,000	6,830
Capitacommercial Trust	4,023,365	5,604
Parkway Holdings Ltd.	3,734,705	5,410
United Overseas Land Ltd.	2,151,556	5,301
Keppel Land Ltd.	1,492,000	5,285
	Neptune Orient Lines Ltd.			2,129,000	4,366
	Yanlord Land Group Ltd.			1,872,000	2,598
					597,356
Total Common Stocks (Cost $14,285,661)					15,381,572
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Temporary Cash Investments (2.1%)
U.S. Government and Agency Obligations (0.1%)
[1,2]	Federal Home Loan Mortgage Corp.	2.116%	8/29/08	10,000	9,983
	Coupon			Shares	Market Value ($000)
Money Market Fund (2.0%)
[3]	Vanguard Market Liquidity Fund	2.386%		309,514,221	309,514
Total Temporary Cash Investments ($319,498)					319,497
Total Investments (101.7%) (Cost $14,605,159)					15,701,069
Other Assets and Liabilities-Net (-1.7%)					(259,493)
Net Assets (100%)					15,441,576

^	Part of security position is on loan to broker-dealers.
*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2	Securities with a value of $9,983,000 have been segregated as initial margin for open futures contracts.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $14,789,017,000. Net unrealized appreciation of investment securities for tax purposes was $912,052,000, consisting of unrealized gains of $2,154,398,000 on securities that had risen in value since their purchase and $1,242,346,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

Topix Index	370	44,553	(447)
ASX 200 Index	114	13,344	(102)

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
	Contract Amount (000)				Appreciation
					(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

9/24/2008	AUD	15,833	USD	14,779	(180)
9/17/2008	JPY	4,841,814	USD	44,925	(281)

AUD-Australian dollar.

JPY-Japanese yen.

USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard European Stock Index Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Common Stocks (99.5%)
Austria (0.9%)
	Erste Bank der Oesterreichischen Sparkassen AG	755,341	48,163
	OMV AG	657,132	45,250
	Voestalpine AG	455,960	29,937
	Telekom Austria AG	1,377,397	28,350
	Raiffeisen International Bank-Holding AG	215,503	26,704
	Oesterreichische Elektrizitaetswirtschafts AG Class A	305,798	24,274
	Immofinanz Immobilien Anlagen AG	1,812,586	16,411
	Strabag SE	203,703	13,636
*	Meinl European Land Ltd.	1,192,536	11,854
*	IMMOEAST Immobilien Anlagen AG	1,656,157	11,854
	Vienna Insurance Group	153,903	10,248
	Andritz AG	156,482	9,328
^	Wienerberger AG	336,177	8,991
			285,000
Belgium (1.4%)
	Fortis	8,895,691	124,945
	KBC Bank & Verzekerings Holding	635,308	64,468
	InBev	733,664	49,172
	Groupe Bruxelles Lambert SA	320,514	35,552
^	Dexia	2,113,367	28,636
	Solvay SA	236,689	28,293
	Belgacom SA	670,757	26,382
	Umicore	497,071	22,305
	Delhaize Group	398,067	21,852
	Colruyt NV	66,921	18,645
	UCB SA	399,513	13,675
	Compagnie Nationale a Portefeuille	157,929	12,374
	Mobistar SA	126,268	10,421
	KBC Ancora	125,446	10,028
			466,748
Denmark (1.5%)
	Novo Nordisk A/S B Shares	1,825,910	115,773
*	Vestas Wind Systems A/S	737,794	96,221
	Danske Bank A/S	1,808,087	51,094
	AP Moller-Maersk A/S B Shares	4,372	50,831
	AP Moller-Maersk A/S A Shares	2,188	25,203
	Carlsberg A/S B Shares	283,566	23,014
	FLS Industries A/S B Shares	212,927	20,468
^	Novozymes A/S	182,603	17,154
	DSV A/S	766,792	16,312
^	Danisco A/S	195,333	13,314
*	Jyske Bank A/S	200,447	12,602
*,^	Topdanmark A/S	67,056	9,716
	Sydbank A/S	252,343	9,539
	Coloplast A/S B Shares	98,247	8,244
^	Trygvesta A/S	106,745	7,761

*,^	William Demant A/S	96,595	5,835
^	Rockwool International A/S	31,251	3,605
			486,686
Finland (2.4%)
	Nokia Oyj	15,859,226	432,835
	Fortum Oyj	1,767,723	77,924
	Sampo Oyj A Shares	1,725,307	43,340
	UPM-Kymmene Oyj	2,040,534	32,266
	Stora Enso Oyj R Shares	2,323,975	20,986
	Wartsila Oyj B Shares	334,745	20,364
^	Kone Oyj	609,676	18,387
	Metso Oyj	508,080	18,240
	Nokian Renkaat Oyj	422,195	18,179
	Rautaruuki Oyj	334,323	12,571
	Neste Oil Oyj	508,036	12,263
	Elisa Oyj Class A	562,475	11,894
	Outokumpu Oyj A Shares	469,372	10,929
	YIT Oyj	507,480	8,643
	Kesko Oyj	265,888	7,351
	Orion Oyj	349,616	7,154
	Pohjola Bank PLC	435,676	7,137
^	SanomaWSOY Oyj	317,082	6,871
	Cargotec Corp.	138,155	4,535
			771,869
France (14.6%)
	Total SA	8,584,939	657,338
	BNP Paribas SA	3,245,767	319,974
	Sanofi-Aventis	4,079,230	286,335
^	Gaz de France	4,363,255	273,066
	France Telecom SA	7,271,712	229,924
	Vivendi SA	4,637,916	193,913
	AXA	6,154,319	180,884
	Societe Generale Class A	1,856,630	171,810
	Air Liquide SA	994,207	130,074
	Carrefour SA	2,526,181	129,023
	Groupe Danone	1,735,814	128,745
	LVMH Louis Vuitton Moet Hennessy	975,465	107,280
	L'Oreal SA	972,983	101,881
	Schneider Electric SA	878,865	97,315
	Alstom	842,639	94,323
	Vinci SA	1,648,782	93,222
	Veolia Environnement	1,500,697	79,640
	Lafarge SA	584,569	79,527
	Credit Agricole SA	3,550,081	75,591
	Unibail Co.	326,024	72,936
	Electricite de France	799,449	69,465
	Cie. de St. Gobain SA	1,115,493	69,333
	Vallourec SA	210,905	62,799
	Bouygues SA	970,313	62,728
	Renault SA	736,069	61,102
	Pernod Ricard SA	653,603	56,879
*	Alcatel-Lucent	9,215,441	55,123

	Accor SA	778,730	51,934
^	Hermes International	275,230	43,768
	Essilor International SA	799,421	39,478
	Compagnie Generale des Etablissements Michelin SA	574,279	37,862
	Cap Gemini SA	550,340	35,134
	Technip SA	405,352	34,357
	Pinault-Printemps-Redoute SA	306,506	33,251
	STMicroelectronics NV	2,710,901	29,989
*	Suez Environnement SA Rights Exp. 10/22/08	4,153,997	29,871
	PSA Peugeot Citroen	604,091	29,495
	Lagardere S.C.A.	480,987	26,362
	Sodexho Alliance SA	378,876	24,710
	Christian Dior SA	217,586	23,416
*	Compagnie Generale de Geophysique SA	515,721	20,158
	Thales SA	356,007	20,136
	Casino Guichard-Perrachon SA	172,695	17,230
	Publicis Groupe SA	520,718	16,999
	Dassault Systemes SA	254,369	16,470
	CNP Assurances	146,847	16,377
	SCOR SA	686,674	16,281
	Atos Origin SA	275,915	15,923
	Eramet SLN	20,518	14,203
^	Natixis	1,695,855	13,712
	Air France	538,435	13,380
^	Safran SA	744,639	12,551
	Neopost SA	125,905	12,515
^	Wendel Investissement	110,673	12,278
	Klepierre	275,864	11,166
	Aeroports de Paris (ADP)	119,139	10,318
	Eurazeo	101,999	10,162
	Bureau Veritas SA	163,021	9,922
*	Eutelsat Communications	350,209	9,756
	Legrand SA	380,733	9,731
	Valeo SA	297,473	9,612
^	Eiffage SA	149,307	8,993
	ICADE	79,229	8,539
	Societe Television Francaise 1	472,682	8,098
	Zodiac SA	168,156	7,539
	Gecina SA	62,905	7,443
^	PagesJaunes SA	510,674	6,889
	Imerys SA	114,767	6,869
^	JCDecaux SA	262,650	6,649
	M6 Metropole Television	253,412	5,768
	Societe BIC SA	106,633	5,429
*,^	Suez Environnement SA	31,407	906
			4,741,859
Germany (13.5%)
	E.On AG	2,523,145	480,835
	Siemens AG	3,458,272	422,576
	Allianz AG	1,792,462	303,941
	Bayer AG	3,043,550	261,929
	BASF AG	3,859,955	244,325

	RWE AG	1,771,534	211,981
	SAP AG	3,473,752	201,140
	Deutsche Telekom AG	11,288,124	195,667
	Daimler AG (Registered)	3,306,162	191,000
	Deutsche Bank AG	2,006,411	185,366
^	Volkswagen AG	580,041	184,808
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	824,235	136,818
	Deutsche Boerse AG	796,592	90,688
	Commerzbank AG	2,487,404	79,984
	ThyssenKrupp AG	1,435,784	79,886
	Deutsche Post AG	3,369,332	79,066
	Linde AG	530,449	73,347
	K&S AG	589,948	72,547
	Continental AG	612,504	68,842
	Volkswagen AG Pfd.	418,296	65,266
	Bayerische Motoren Werke AG	1,315,936	59,102
	Porsche AG	348,608	52,249
	Adidas AG	810,397	49,611
	Man AG	421,338	42,257
	Fresenius Medical Care AG	758,492	41,782
	Merck KGaA	256,958	31,046
	Henkel AG & Co. KGaA	707,934	28,243
	Salzgitter AG	162,595	26,527
	Metro AG	453,242	25,530
	Fresenius AG Pfd.	308,666	25,052
*	Q-Cells AG	241,982	23,444
	Deutsche Postbank AG	325,537	22,998
	Beiersdorf AG	351,008	22,640
*	Infineon Technologies AG	2,982,265	22,551
	Deutsche Lufthansa AG	913,858	20,966
	Henkel KGaA	514,751	19,724
^	TUI AG	853,864	19,621
	DaimlerChrysler AG	327,337	18,884
^	Hypo Real Estate Holding AG	641,432	17,944
	Solarworld AG	332,715	15,508
	RWE AG Pfd.	154,635	14,810
	Hochtief AG	166,115	12,906
	Wacker Chemie AG	62,294	12,832
	HeidelbergCement AG	99,519	11,860
	Hannover Rueckversicherung AG	240,246	11,438
	Celesio AG	339,906	11,096
	Bilfinger Berger AG	148,208	9,991
*	United Internet AG	503,631	9,689
	Fresenius AS	108,541	9,450
	Fraport AG	147,122	8,986
	Rheinmetall AG	140,976	8,638
	Puma AG	25,851	8,330
	Bayerische Motoren Werke (BMW)	210,467	7,726
	IVG Immobilien AG	361,976	6,854
	Hamburger Hafen und Logistik AG	102,743	6,676
*	Arcandor AG	358,050	4,131

	ProSieben Sat.1 Media AG	323,786	2,744
			4,373,848
Greece (1.0%)
	National Bank of Greece SA	1,710,126	80,557
	Alpha Credit Bank SA	1,507,969	44,466
	Bank of Piraeus	1,275,233	38,084
	Greek Organization of Football Prognostics	887,110	31,741
	EFG Eurobank Ergasias	1,251,276	31,043
	GEA Group AG	601,877	19,803
	Marfin Financial Group SA	2,637,853	19,683
	Hellenic Telecommunications Organization SA	830,027	17,256
	Coca-Cola Hellenic Bottling Co. SA	650,695	15,952
	Public Power Corp.	411,574	12,720
	National Bank of Greece SA ADR	1,307,367	12,289
	Titan Cement Co. SA	232,510	9,182
	Hellenic Petroleum SA	476,865	6,253
	Hellenic Telecommunications Organization SA ADR	481,886	5,026
			344,055
Ireland (0.7%)
	CRH PLC	2,151,003	56,944
	Allied Irish Banks PLC	3,498,589	43,296
*	Elan Corp. PLC	1,875,876	38,215
	Bank of Ireland	3,972,684	33,361
^	Anglo Irish Bank Corp. PLC	3,029,633	24,061
	Kerry Group PLC A Shares	552,786	15,314
	Irish Life & Permanent PLC	1,104,653	8,858
*,^	Ryanair Holdings PLC ADR	148,812	3,624
*	Ryanair Holdings PLC	753,689	2,852
	Smurfit Kappa Group PLC	467,668	2,797
			229,322
Italy (5.4%)
	Eni SpA	10,366,866	349,825
	Unicredit SpA	45,164,066	269,078
	Intesa Sanpaolo SpA	30,669,024	172,230
	Enel SpA	17,240,955	159,341
	Assicurazioni Generali SpA	4,209,879	145,949
	Telecom Italia SpA	39,997,476	71,788
	Unione Di Banche Italiane ScpA	2,414,496	57,281
	Fiat SpA	2,827,104	48,374
	Banco Popolare SpA	2,549,220	45,799
	Saipem SpA	1,054,250	40,760
	Finmeccanica SpA	1,188,891	35,054
	Telecom Italia SpA RNC	23,901,819	32,271
	Mediobanca Banca di Credito Finanziaria SpA	1,956,266	28,446
	Atlantia SpA	1,027,878	27,500
	Banca Monte dei Paschi di Siena SpA	7,838,754	22,244
	Mediaset SpA	3,069,071	21,769
	Snam Rete Gas SpA	3,127,255	20,670
	Terna SpA	4,795,287	19,901
	Intesa Sanpaolo SpA Non Convertible Risp.	3,544,060	18,588
	A2A SpA	4,964,349	17,885
	Alleanza Assicurazioni SpA	1,696,401	16,521
	Parmalat SpA	6,566,254	16,260
	Banca Popolare di Milano SpA	1,561,754	15,610

^	Luxottica Group SpA	551,921	13,508
	Prysmian SpA	431,405	10,626
^	Banca Carige SpA	2,819,022	9,957
	Fondiari-Sai SpA	276,759	9,145
	IFIL Investments SpA	1,255,703	8,558
	Lottomatica SpA	244,707	7,630
	Unipol Gruppo Finanziario SpA Pfd.	3,568,208	7,158
	Unipol Gruppo Finanziario SpA	2,691,155	6,996
	Pirelli & C. Accomandita per Azioni SpA	10,567,248	6,558
^	Bulgari SpA	585,662	6,375
*	IFI-Istituto Finanziario Industriale SpA	254,635	5,317
^	Autogrill SpA	396,925	4,713
	Italcementi SpA Risp.	411,245	4,314
^	Italcementi SpA	276,346	3,857
^	Mediolanum SpA	853,630	3,594
	Pirelli & C. RNC	9,272	5
			1,761,455
Luxembourg (1.1%)
	ArcelorMittal	3,461,468	306,170
	SES Global Fiduciary Depositary Receipts	1,199,828	29,250
	Millicom International Cellular SA	279,334	20,373
	Acergy SA	770,485	12,883
			368,676
Netherlands (3.8%)
	ING Groep NV	7,596,669	247,721
	Unilever NV	6,486,516	178,889
	Koninklijke (Royal) Philips Electronics NV	4,323,114	144,093
	Koninklijke KPN NV	7,340,602	127,787
	Aegon NV	5,544,049	64,815
	Akzo Nobel NV	1,083,696	61,971
	Koninklijke Ahold NV	4,736,133	53,887
	TNT NV	1,506,546	52,639
	Heineken NV	975,700	45,336
	Reed Elsevier NV	2,492,606	41,288
	ASML Holding NV	1,687,618	38,605
	Koninklijke DSM NV	543,576	32,983
	Wolters Kluwer NV	1,180,538	27,447
^	European Aeronautic Defence and Space Co.	1,296,587	24,470
	Heineken Holding NV	436,435	18,643
	Fugro NV	229,190	16,261
	Corio NV	173,961	13,392
	SBM Offshore NV	564,985	12,642
	Randstad Holding NV	393,940	11,136
	SNS Reaal	525,633	8,797
*,^	TomTom NV	237,556	5,355
	ASML Holding NV (New York Shares)	34,293	782
	Aegon NV (New York) ARS	3,320	39
			1,228,978
Norway (1.5%)
	StatoilHydro ASA	5,110,857	165,559
	Yara International ASA	753,324	53,517
	Telenor ASA	3,339,095	50,247

	Orkla ASA	3,293,954	41,724
	DnB NOR ASA	2,922,521	37,323
	Norsk Hydro ASA	2,825,011	35,317
	SeaDrill Ltd.	1,115,223	33,303
*	Renewable Energy Corp. AS	588,800	17,053
*	Petroleum Geo-Services ASA	687,799	15,873
	Aker Solutions ASA	651,185	15,255
	Storebrand ASA	1,528,083	10,559
			475,730
Portugal (0.4%)
	Electricidade de Portugal SA	7,281,444	39,810
	Portugal Telecom SGPS SA	2,650,124	29,065
^	Banco Comercial Portugues SA	9,269,164	16,482
	Banco Espirito Santo SA	895,634	13,435
^	Brisa-Auto Estradas de Portugal SA	1,200,362	12,194
^	Cimpor-Cimento de Portugal SA	1,048,478	6,928
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	673,191	6,530
	Banco BPI SA	1,165,573	4,397
	Sonae SGPS SA	3,498,671	3,692
			132,533
Spain (6.1%)
	Banco Santander Central Hispano SA	24,904,119	484,805
	Telefonica SA	16,844,996	437,086
	Banco Bilbao Vizcaya Argentaria SA	14,177,913	260,549
	Iberdrola SA	13,919,283	189,080
	Repsol YPF SA	2,917,435	97,743
	Industria de Diseno Textil SA	870,443	41,875
*	Union Fenosa, SA	1,452,481	38,952
	ACS, Actividades de Contruccion y Servisios, SA	771,023	37,911
	Gamesa Corporacion Tecnologica SA	724,919	34,467
^	Banco Popular Espanol SA	3,150,739	34,336
^	Banco de Sabadell SA	3,644,934	29,667
	Red Electrica de Espana SA	429,406	25,844
	Acciona SA	113,412	23,833
^	Abertis Infraestructuras SA	1,067,501	22,642
*	Iberdrola Renovables	3,365,780	22,206
^	Gas Natural SDG SA	444,931	21,642
	Enagas SA	718,053	18,520
	Criteria Caixacorp SA	3,369,765	18,184
	Grifols SA	506,406	15,148
	Corporacion Mapfre SA	2,713,593	13,518
^	Grupo Ferrovial SA	250,002	12,669
^	Acerinox SA	566,909	11,195
	Indra Sistemas, SA	393,030	10,493
^	Zardoya Otis SA	507,573	10,418
^	Bankinter SA	1,054,773	9,984
^	Cintra Concesiones de Infraestructuras de Transport SA	866,925	9,748
^	Fomento de Construc y Contra SA	184,070	9,680
	Telefonica SA ADR	87,308	6,795
^	Sacyr Vallehermoso SA	288,906	5,840
^	Iberia (Linea Aerea Espana)	1,856,165	5,550
^	Gestevision Telecinco SA	388,054	5,230

^	Promotora de Informaciones SA	341,400	2,961
			1,968,571
Sweden (3.2%)
	Telefonaktiebolaget LM Ericsson AB Class B	11,805,694	123,889
	Nordea Bank AB	8,273,486	117,259
	Hennes & Mauritz AB B Shares	2,035,753	108,637
	TeliaSonera AB	8,925,758	67,953
	Sandvik AB	4,008,341	52,376
	Volvo AB B Shares	4,328,350	52,064
	Svenska Handelsbanken AB A Shares	1,843,856	46,681
	Atlas Copco AB A Shares	2,670,100	41,338
	Investor AB B Shares	1,814,100	39,470
	Skandinaviska Enskilda Banken AB A Shares	1,852,037	37,988
^	Swedbank AB A Shares	1,434,135	29,755
	SKF AB B Shares	1,542,093	26,100
	Svenska Cellulosa AB B Shares	2,234,522	25,294
	Alfa Laval AB	1,513,904	23,542
	Scania AB B Shares	1,439,084	22,558
	Atlas Copco AB B Shares	1,556,907	21,865
	Tele2 AB B Shares	1,214,800	21,218
	Swedish Match AB	1,067,516	21,149
	SSAB Svenskt Stal AB Series A	720,908	19,792
	Skanska AB B Shares	1,489,962	19,208
	Assa Abloy AB	1,234,859	16,845
	Getinge AB B Shares	712,870	16,520
	Securitas AB B Shares	1,248,375	14,455
^	Electrolux AB Series B	1,014,765	12,231
	Modern Times Group AB B Shares	207,003	11,627
*	Lundin Petroleum AB	876,254	11,506
^	Husqvarna AB B Shares	1,093,589	9,059
	SSAB Svenskt Stal AB Series B	334,937	8,078
	Boliden AB	1,164,545	6,847
^	Holmen AB	206,038	6,050
			1,031,354
Switzerland (10.6%)
	Nestle SA (Registered)	15,651,839	686,567
	Novartis AG (Registered)	9,236,566	548,335
	Roche Holdings AG	2,797,550	516,881
	ABB Ltd.	8,737,883	229,077
*	UBS AG	11,629,554	223,219
	Credit Suisse Group (Registered)	4,165,969	208,049
	Zurich Financial Services AG	579,583	152,336
	Cie. Financiere Richemont AG	2,078,563	124,197
	Syngenta AG	414,292	120,594
	Swiss Re (Registered)	1,399,944	87,057
	Holcim Ltd. (Registered)	837,945	59,503
	Julius Baer Holding, Ltd.	844,542	53,544
	Swiss Life Holding	138,823	35,692
	Synthes, Inc.	236,329	32,678
	Swatch Group AG (Bearer)	126,268	29,297
	Swisscom AG	90,009	29,020
	Lonza AG (Registered)	190,288	27,581

	SGS Societe Generale de Surveillance Holding SA (Registered)	18,720	26,322
	Adecco SA (Registered)	490,313	22,457
*	Actelion Ltd.	390,889	21,278
	Givaudan SA	26,061	21,214
	Geberit AG	158,424	20,153
	Baloise Holdings AG	205,302	19,269
*	Logitech International SA	690,354	18,282
	Kuehne & Nagel International AG	215,745	18,050
	Nobel Biocare Holding AG	473,651	14,561
	Schindler Holding AG (Bearer Participation Certificates)	202,357	13,817
	Sonova Holding AG	186,658	13,566
	Sulzer AG (Registered)	108,513	13,008
	Pargesa Holding SA	107,835	11,160
	Swatch Group AG (Registered)	204,923	8,972
	Lindt & Spruengli AG	3,349	8,820
	Straumann Holding AG	31,339	7,329
*	OC Oerlikon Corp AG	27,582	6,739
	EFG International	200,235	6,263
*	UBS AG (New York Shares)	100,268	1,936
			3,436,823
United Kingdom (31.4%)
	HSBC Holdings PLC	47,252,074	781,452
	BP PLC	71,715,826	736,055
	Vodafone Group PLC	201,241,787	539,093
	GlaxoSmithKline PLC	21,780,025	507,697
	Rio Tinto PLC	3,972,771	415,736
	Royal Dutch Shell PLC Class B	10,987,555	385,847
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	8,492,604	301,166
	Anglo American PLC	5,264,618	300,962
	BG Group PLC	13,314,214	300,905
	BHP Billiton PLC	8,788,131	290,846
	AstraZeneca Group PLC	5,801,716	281,983
	Royal Bank of Scotland Group PLC	64,226,018	266,478
	Tesco PLC	31,300,379	222,331
	Barclays PLC	32,426,649	220,190
	British American Tobacco PLC	6,026,567	217,485
	Royal Dutch Shell PLC Class A	5,685,048	201,851
	Xstrata PLC	2,530,445	181,499
	Diageo PLC	10,240,060	178,388
	Standard Chartered PLC	5,613,230	170,902
	Imperial Tobacco Group PLC	4,046,532	151,127
	Unilever PLC	5,170,924	141,772
	National Grid Transco PLC	10,050,828	132,365
	Reckitt Benckiser Group PLC	2,408,311	131,302
	Lloyds TSB Group PLC	22,491,440	131,151
	BAE Systems PLC	13,989,805	124,140
	HBOS PLC	20,840,109	118,926
	BT Group PLC	31,346,955	105,925
	Prudential PLC	9,836,452	105,337
	Aviva PLC	10,446,097	103,663
	Scottish & Southern Energy PLC	3,446,379	95,468
	Centrica PLC	14,661,173	91,032

	Man Group PLC	6,834,059	82,549
	SABMiller PLC	3,599,934	74,433
*	Cadbury PLC	5,368,008	63,405
	British Energy Group PLC	4,107,458	58,942
	Compass Group PLC	7,392,305	53,296
	Rolls-Royce Group PLC	7,254,931	51,146
	Reed Elsevier PLC	4,382,538	49,750
	Morrison Supermarkets PLC	9,619,091	49,069
	International Power PLC	5,982,251	48,684
	Land Securities Group PLC	1,852,051	47,125
	Legal & General Group PLC	24,475,397	47,107
	Tullow Oil PLC	2,863,038	44,436
	Pearson PLC	3,215,252	41,166
	British Sky Broadcasting Group PLC	4,523,069	40,540
	Standard Life PLC	8,659,444	38,795
	WPP Group PLC	4,078,119	38,712
	Old Mutual PLC	20,151,512	38,458
	Smith & Nephew PLC	3,544,050	37,845
*	United Utilities Group PLC	2,709,700	37,170
*	Shire Ltd.	2,228,965	36,940
	BP PLC ADR	575,360	35,350
	Royal & Sun Alliance Insurance Group PLC	12,987,170	33,718
	Capita Group PLC	2,416,544	32,790
	Marks & Spencer Group PLC	6,423,145	32,695
	Cable and Wireless PLC	9,877,771	32,107
	Smiths Group PLC	1,547,312	31,940
	Experian Group Ltd.	4,067,284	31,456
	Lonmin PLC	622,686	29,718
	British Land Co., PLC	2,034,299	28,140
	Johnson Matthey PLC	853,380	28,099
*	Cairn Energy PLC	519,065	28,004
	Vodafone Group PLC ADR	1,030,225	27,641
	3i Group PLC	1,526,730	27,139
*	Eurasian Natural Resources Corp.	1,276,472	26,519
	J. Sainsbury PLC	4,175,496	25,982
	Severn Trent PLC	935,596	24,555
	Kazakhmys PLC	815,135	23,994
	Carnival PLC	648,512	22,680
	Vedanta Resources PLC	573,333	22,671
	Amec PLC	1,319,474	22,034
	Hammerson PLC	1,155,202	21,842
*	Thomson Reuters PLC	807,972	21,817
	Kingfisher PLC	9,361,374	21,758
	ICAP PLC	2,072,828	20,449
	Associated British Foods PLC	1,424,318	20,140
	The Sage Group PLC	5,210,475	20,105
	FirstGroup PLC	1,924,410	19,670
	Group 4 Securicor PLC	5,069,220	19,295
	Rexam PLC	2,568,227	19,226
^	Liberty International PLC	1,002,212	18,504
	Cobham PLC	4,488,592	17,942
	Wolseley PLC	2,648,517	17,798

	Antofagasta PLC	1,559,676	17,711
*	Invensys PLC	3,154,008	17,564
	Bunzl PLC	1,294,736	16,145
	Serco Group PLC	1,919,925	15,552
	Burberry Group PLC	1,716,453	15,234
	Whitbread PLC	695,678	15,232
	Friends Provident PLC	9,181,671	15,213
	Next PLC	794,215	14,921
	Home Retail Group	3,479,246	14,879
	Balfour Beatty PLC	1,887,933	14,743
	Tate & Lyle PLC	1,811,186	13,958
	Segro PLC	1,730,721	13,958
	InterContinental Hotels Group PLC	1,053,032	13,796
	Enterprise Inns PLC	2,008,194	12,258
	LogicaCMG PLC	5,847,968	12,205
	Stagecoach Group PLC	2,138,411	11,996
	Ladbrokes PLC	2,396,590	11,899
	GKN PLC	2,822,122	11,843
^	British Airways PLC	2,309,309	11,576
	IMI PLC	1,286,333	11,129
	ITV PLC	13,203,422	11,075
	Investec PLC	1,597,378	10,623
*	United Business Media Ltd.	926,161	10,324
	Meggitt PLC	2,641,535	10,313
^	Alliance & Leicester PLC	1,515,346	10,124
	London Stock Exchange PLC	610,928	9,976
	National Express Group PLC	518,655	9,975
	Rentokil Initial PLC	7,224,811	9,555
	Schroders PLC	496,565	9,413
	Hays PLC	5,632,147	8,906
	TUI Travel PLC	2,253,462	8,884
	Tomkins PLC	3,534,600	8,656
	William Hill PLC	1,393,773	8,635
	Inchcape PLC	1,743,123	8,606
	Mitchells & Butlers PLC	1,617,935	7,896
^	Thomas Cook Group PLC	1,966,055	7,792
	Daily Mail and General Trust PLC	1,139,264	7,137
	Mondi PLC	1,433,488	7,089
^	Persimmon PLC	1,204,940	6,843
^	Carphone Warehouse PLC	1,611,485	6,005
	Punch Taverns PLC	1,037,319	5,222
	The Berkeley Group Holdings PLC	329,891	4,677
	WPP Group PLC ADR	78,406	3,730
^	Taylor Wimpey PLC	4,110,992	3,179
				10,194,867
Total Common Stocks (Cost $27,760,623)				32,298,374
Temporary Cash Investments (2.1%)
Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
[1,2] Federal Home Loan Mortgage Corp.	2.146%	8/11/08	10,000	9,994

[1,2]	Federal Home Loan Bank	2.262%	8/27/08	5,000	4,992
[1,2]	Federal Home Loan Mortgage Corp.	2.086%	8/29/08	7,000	6,988
					21,974
		Coupon		Shares	Market Value ($000)
Money Market Fund (2.0%)
[3]	Vanguard Market Liquidity Fund	2.386%		657,859,955	657,860
Total Temporary Cash Investments (Cost $679,835)					679,834
Total Investments (101.6%) (Cost $28,440,458)					32,978,208
Other Assets and Liabilities-Net (-1.6%)					(518,944)
Net Assets (100%)					32,459,264

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers.
1		The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2		Securities with a value of $21,974,000 have been segregated as initial margin for open futures contracts.
3		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
ARS—Auction Rate Security.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $28,459,433,000. Net unrealized appreciation of investment securities for tax purposes was $4,518,775,000, consisting of unrealized gains of $6,709,959,000 on securities that had risen in value since their purchase and $2,191,184,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

MSCI Pan-Euro Index	4,433	133,767	(10,066)

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts.
Forward currency contracts are valued at their quoted daily settlement prices.
At July 31, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
	Contract Amount (000)				Appreciation
					(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

9/24/2008	EUR	82,594	USD	128,478	929
EUR-Euro.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments

As of July 31, 2008

		Shares	Market Value ($000)
Common Stocks (99.7%)
Argentina (0.6%)
	Tenaris SA ADR	1,046,520	63,053
	Tenaris SA	1,531,436	46,974
	Siderar SA Class A	883,933	7,548
^	Banco Macro Bansud SA ADR	320,508	6,070
	Petrobras Energia Participaciones SA ADR	560,381	6,002
*	Telecom Argentina SA ADR	368,571	4,942
*	Telecom Argentina SA	1,507,786	4,125
	Petrobras Energia Participaciones SA	3,164,909	3,461
	BBVA Banco Frances SA ADR	14,787	80
			142,255
Brazil (16.7%)
	Petroleo Brasileiro SA Pfd.	19,314,712	439,985
	Petroleo Brasileiro SA	13,937,696	388,686
	Companhia Vale do Rio Doce Pfd. Class A	11,885,877	308,776
	Companhia Vale do Rio Doce	8,355,738	250,197
	Banco Bradesco SA	8,885,700	187,778
	Banco Itau Holding Financeira SA	7,043,500	149,477
	Petroleo Brasileiro SA Series A ADR	2,322,162	106,448
	Itausa-Investimentos Itau SA	15,570,285	102,191
	Companhia Vale do Rio Doce Sponsored ADR	3,702,562	96,896
	Petroleo Brasileiro SA ADR	1,723,682	96,371
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	1,930,655	83,584
	Gerdau SA Pfd.	3,841,400	82,847
	Companhia Siderurgica Nacional SA	2,045,760	79,673
	Companhia Vale do Rio Doce ADR	2,610,321	78,388
	Unibanco-Uniao de Bancos Brasileiros SA	5,962,183	78,377
	Companhia de Bebidas das Americas Pfd.	1,143,009	67,721
	Metalurgica Gerdau SA	2,000,762	59,398
	Banco Itau Holding Financeira SA ADR	2,277,681	48,515
	Banco Bradesco SA ADR	2,247,888	47,723
*	OGX Petroleo e Gas Participacoes SA	95,500	46,603
	Companhia Energetica de Minas Gerais Pfd.	1,768,406	42,068
	Tele Norte Leste Participacoes SA Pfd.	1,727,763	40,814
	Banco do Brasil SA	2,508,165	40,514
	Bradespar SA Pfd.	1,724,611	39,033
	All America Latina Logistica	2,917,313	38,033
	Redecard SA	2,048,967	37,806
	Centrais Electricas Brasileiras SA	1,712,191	33,133
	Companhia Siderurgica Nacional SA ADR	753,792	29,541
	Uniao de Bancos Brasileiros SA GDR	220,790	29,063
	Bovespa Holding SA	2,148,906	26,877
	Centrais Electricas Brasileiras SA Pfd. B Shares	1,538,419	25,940
	Cyrela Brazil Realty SA	1,624,989	23,239
	Gerdau SA	1,338,850	23,148
	Gerdau SA ADR	1,043,624	22,720

	CESP - Companhia Energetica de Sao Paulo	1,201,877	22,483
	Vivo Participacoes SA Pfd.	3,837,569	21,806
	Perdigao SA	787,462	21,674
	Ultrapar Participacoes S.A.	591,704	21,548
	Telmar Norte Leste SA	361,000	21,368
	CPFL Energia SA	919,989	21,321
	Empresa Brasileira de Aeronautica SA	2,676,649	20,592
	Bolsa de Mercadorias e Futuros	2,335,203	20,589
	Usinas Siderurgicas de Minas Gerais SA	480,133	20,075
	Brasil Telecom Participacoes SA Pfd.	1,296,126	19,943
	Companhia de Concessoes Rodoviarias	925,640	19,100
	Lojas Americanas SA Pfd.	2,457,798	18,548
	Brasil Telecom SA Pfd.	1,549,632	18,204
	Lojas Renner SA	927,444	18,172
*	Net Servicos de Comunicacao SA	1,394,141	17,597
	Votorantim Celulose e Papel SA Pfd.	714,669	17,288
	Electropaulo Metropolitana SA	718,313	17,276
	Brasil Telecom Participacoes SA	513,528	16,865
	Souza Cruz SA	592,115	16,853
	B2W Com Global Do Varejo	434,547	16,288
	Companhia de Saneamento Basico do Estado de Sao Paulo	643,882	16,094
	Aracruz Celulose SA Pfd. B Shares	2,307,505	15,911
	Fertilizantes Fosfatados S.A.	244,840	15,882
	Gafisa SA	919,280	15,741
*	Ironx Mineracao SA	921,566	15,710
	Suzano Papel e Celulose SA	1,024,444	15,566
	Tractebel Energia SA	1,008,609	15,229
	JBS SA	2,808,245	14,899
*	GVT Holding SA	590,134	14,506
	Cosan SA Industria e Comercio	700,750	13,645
	Sadia SA Pfd.	1,812,877	13,206
	Tele Norte Leste Participacoes SA	502,281	13,122
	MRV Engenharia e Participacoes SA	523,846	12,144
	Natura Cosmeticos SA	1,004,289	11,920
	Braskem SA	1,316,124	11,587
	Tam SA	567,990	11,423
	Klabin SA	3,240,853	11,297
	Embraer-Empresa Brasileira de Aeronautica SA ADR	361,338	11,042
	Aracruz Celulose SA ADR	158,609	11,023
	Companhia Paranaense de Energia-COPEL	535,539	10,869
	Energias do Brasil SA	514,495	10,784
	Tim Participacoes SA Pfd.	4,005,132	10,765
	Companhia de Bebidas das Americas ADR	176,667	10,462
	MMX Mineracao e Metalicos SA	921,566	10,249
	Companhia Energetica de Minas Gerais ADR	428,402	10,175
	Duratex SA Pfd.	522,792	9,569
	Localiza Rent a Car SA	791,352	9,296
	Banco do Estado do Rio Grande do Sul SA	1,559,792	8,963
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	192,965	8,894
^	Sadia SA ADR	387,179	8,514
	Tele Norte Leste Participacoes ADR	300,590	7,097

^	Brasil Telecom Participacoes SA ADR	84,609	6,613
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	131,093	6,568
	Companhia Paranaense de Energia-COPEL ADR	279,972	5,709
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	245,669	5,659
	Gol - Linhas Aereas Inteligentes SA Pfd.	464,760	4,736
*	LLX Logistica SA	921,566	3,007
	Tim Participacoes SA ADR	86,724	2,342
	Vivo Participacoes SA ADR	9,939	57
	Votorantim Celulose e Papel SA ADR	2,038	49
	Braskem SA ADR	2,279	40
			4,049,517
Chile (1.3%)
	Empresas Copec SA	2,845,973	38,548
	Empresa Nacional de Electricidad SA	18,509,357	29,586
	Enersis SA	73,663,779	26,310
	Empresas CMPC SA	758,216	25,111
	CAP SA	574,421	24,082
	Sociedad Quimica y Minera de Chile SA	503,357	20,613
	Cencosud SA	6,071,949	19,146
	Lan Airlines SA	1,046,901	12,260
	Empresa Nacional de Electricidad SA ADR	239,892	11,455
	Empresa Nacional de Telecomunicaciones SA	820,785	10,987
	Enersis SA ADR	573,959	10,228
*	Colburn SA	44,748,578	9,495
	S.A.C.I. Falabella, SA	2,207,035	9,279
	Banco Santander Chile SA ADR	198,283	9,062
	Banco Santander Chile SA	201,036,381	8,851
	Sociedad Quimica y Minera de Chile SA ADR	192,070	7,861
	Distribucion y Servicio D&S SA	17,768,007	6,624
	Compania Cervecerias Unidas SA	1,010,258	6,509
	Banco de Credito e Inversiones	233,835	6,376
	Compania de Telecomunicaciones de Chile SA	3,362,041	5,001
	Masisa SA	22,651,321	3,931
	Compania de Telecomunicaciones de Chile SA ADR	213,447	1,279
	Distribucion y Servicio D&S SA ADR	45,745	1,009
			303,603
China (15.1%)
	China Mobile (Hong Kong) Ltd.	45,778,667	611,611
	Industrial and Commercial Bank of China Ltd. Class H	316,589,659	236,749
	China Construction Bank	256,957,648	224,088
	PetroChina Co. Ltd.	160,881,444	214,205
	China Life Insurance Co., Ltd.	53,394,420	201,085
	CNOOC Ltd.	118,324,952	174,571
	China Petroleum & Chemical Corp.	127,255,740	132,893
^	Bank of China	203,573,475	92,453
	China Shenhua Energy Co. Ltd. H Shares	24,682,500	91,081
	China Merchants Bank Co., Ltd. Class H	20,347,000	73,322
	Ping An Insurance (Group) Co. of China Ltd.	9,682,100	66,701
	China Communications Construction Co., Ltd.	32,636,614	60,814
	China Telecom Corp. Ltd.	108,710,006	59,305
	Tencent Holdings Ltd.	6,701,959	59,196

	Bank of Communications Ltd. Class H	45,211,716	56,813
	China Unicom Ltd.	26,107,593	53,578
	China Overseas Land & Investment Ltd.	29,911,824	52,977
	China COSCO Holdings Co., Ltd.	20,051,000	47,805
	China Coal Energy Co.	23,653,000	42,112
	China Netcom Group Corp. Hong Kong Ltd.	12,687,002	38,487
	CITIC Pacific Ltd.	8,599,244	32,823
	China Merchants Holdings International Co. Ltd.	8,438,196	32,186
	China Shipping Development Co.	10,158,976	30,824
	Aluminum Corp. of China Ltd.	29,050,440	29,522
	Yanzhou Coal Mining Co. Ltd. H Shares	15,505,556	27,987
	China Resources Power Holdings Co., Ltd.	11,398,920	25,256
	Fujian Zijin Mining Industry Co., Ltd.	31,842,120	25,009
^	China Citic Bank	38,658,002	24,420
	China Resources Enterprise Ltd.	9,366,465	23,823
	China Mengniu Dairy Co., Ltd.	7,887,156	23,128
^	Lenovo Group Ltd.	31,254,826	21,735
	GOME Electrical Appliances Holdings Ltd.	51,774,720	21,710
^,*	Anhui Conch Cement Co. Ltd.	3,426,774	19,995
	Jiangxi Copper Co. Ltd.	10,998,846	19,959
^,*	China Railway Group, Ltd.	24,341,616	19,783
*	China Railway Construction Corp.	12,220,000	18,953
	Belle International Holdings Ltd.	17,674,073	18,094
	China Oilfield Services Ltd.	11,716,000	17,358
	Angang Steel Co., Ltd.	8,586,928	17,283
	Huaneng Power International, Inc. H Shares	24,215,596	17,053
^	Chaoda Modern Agriculture Holdings Ltd.	14,342,905	16,566
^	Guangzhou R&F Properties Co. Ltd.	8,027,600	16,358
	Sino-Ocean Land Holdings Ltd.	24,018,365	15,765
^	Hengan International Group Co. Ltd.	5,156,000	15,594
	Cosco Pacific Ltd.	8,810,408	15,327
	Beijing Datang Power Generation Co., Ltd.	26,020,958	15,293
^	Country Garden Holdings Co.	25,093,307	14,943
	Inner Mongolia Yitai Coal Co., Ltd.	2,548,200	14,761
^	Tingyi Holding Corp.	11,967,347	14,321
	Shimao Property Holdings Ltd.	11,458,862	14,131
	China National Building Material Co., Ltd.	7,123,589	13,674
	Denway Motors Ltd.	38,642,363	13,674
	Beijing Enterprises Holdings Ltd.	3,498,000	13,192
	Shui On Land Ltd.	14,593,964	13,130
^	Li Ning Co., Ltd.	5,314,568	12,884
	China Insurance International Holdings Co., Ltd.	5,441,007	12,385
	Agile Property Holdings, Inc.	13,153,177	12,248
^	Sinofert Holdings, Ltd.	16,838,000	12,082
^	Beijing Capital International Airport Co., Ltd.	14,689,654	12,048
	Shanghai Industrial Holding Ltd.	4,199,045	11,923
^	PICC Property and Casualty Co., Ltd.	19,217,551	11,900
	China High Speed Transmission Equipment Group Co., Ltd.	6,279,872	11,806
^	Air China Ltd.	19,205,523	10,940
^	Parkson Retail Group Ltd.	7,920,975	10,885
	China Vanke Co., Ltd.	9,177,080	10,670

	China Communication Services Corp. Ltd.	13,948,000	10,587
	Hidili Industry Int'l Development Ltd.	7,092,424	10,519
^	China Everbright Ltd.	5,688,060	10,484
	China Resources Land Ltd.	7,828,000	10,271
^,*	Alibaba.com, Ltd.	7,926,687	9,982
	Dongfeng Motor Corp.	22,822,786	9,859
	Shanghai Electric Group Co., Ltd. Class H	22,145,651	9,724
^	ZTE Corp.	1,873,425	9,255
	China Bluechemical, Ltd.	13,252,000	9,061
^	China Shipping Container Lines Co. Ltd.	27,764,618	8,936
	Nine Dragons Paper Holdings Ltd.	11,478,150	8,877
	Maanshan Iron and Steel Co. Ltd.	14,140,876	8,720
	Fosun International	12,369,130	8,518
	Jiangsu Expressway Co. Ltd. H Shares	9,863,406	8,306
	Yantai Changyu Pioneer Wine Co., Ltd.	1,368,940	8,306
	Harbin Power Equipment Co., Ltd.	5,263,867	8,161
	CNPC Hong Kong Ltd.	19,024,330	8,085
	Shougang Concord International Enterprises Company Ltd.	24,565,469	8,084
*	China Agri-Industries Holdings Ltd.	11,287,534	8,000
	Zhejiang Expressway Co., Ltd.	11,474,224	7,902
	Guangdong Investment Ltd.	19,796,432	7,659
*	Soho China	12,431,068	7,298
	Shanghai Zhenhua Port Machinery Co., Ltd. Class B	5,130,699	7,259
	China International Marine Containers (Group) Co.,Ltd.	6,163,059	6,332
	Sinopec Shanghai Petrochemical Co. Ltd.	19,116,344	6,287
	China Travel International	22,881,298	6,126
	The Guangshen Railway Co., Ltd.	11,580,899	5,785
^,*	CITIC Resources Holdings Ltd.	16,378,300	5,627
	Shanghai Lujiazui Finance & Trade Zone DevelopmentCo., Ltd. Class B	3,956,400	5,432
^	Hopson Development Holdings Ltd.	4,674,211	4,939
	BYD Co. Ltd.	4,645,255	4,705
	Guangzhou Investment Co. Ltd.	31,558,000	4,604
	Dongfang Electrical Corp Ltd.	1,316,000	4,456
^,*	China Southern Airlines Co. Ltd.	9,230,058	4,149
^,*	China Eastern Airlines Corp. Ltd.	12,519,782	4,119
	KWG Property Holding, Ltd.	6,334,500	3,659
	Tsingtao Brewery Co., Ltd.	55,366	119
	Global Bio-chem Technology Group Co. Ltd.	306,153	115
	TPV Technology Ltd.	210,917	108
	Huadian Power International Corp. Ltd.	193,894	54
	Weiqiao Textile Co. Ltd.	56,202	43
	TravelSky Technology Ltd.	64,976	39
	Sinotrans Ltd.	159,645	38
*	Brilliance China Automotive Holdings Ltd.	294,321	32
	Shenzhen Expressway Co. Ltd.	49,329	26
*	Semiconductor Manufacturing International Corp.	174,000	9
			3,663,903
Colombia (0.2%)
	Bancolombia SA ADR	1,202,847	40,572
Czech Republic (0.9%)
	Ceske Energeticke Zavody a.s.	1,560,053	128,934

	Cesky Telecom a.s.	888,060	29,960
	Komercni Banka a.s.	117,306	29,780
*	Central European Media Enterprises Ltd.	228,176	18,775
	Zentiva NV	205,498	14,223
	Unipetrol a.s.	527,723	7,287
			228,959
Egypt (0.5%)
	Orascom Construction Industries GDR	469,145	67,918
	Orascom Telecom Holding SAE GDR	881,537	45,896
			113,814
Hungary (0.8%)
*	OTP Bank Nyrt.	2,081,688	96,417
	MOL Hungarian Oil and Gas Nyrt.	466,738	64,004
	Richter Gedeon Nyrt.	109,744	24,967
	Magyar Tavkozlesi Nyrt.	3,679,490	20,187
			205,575
India (6.3%)
	Reliance Industries Ltd.	4,936,220	254,548
	Infosys Technologies Ltd.	3,401,234	125,920
	Housing Development Finance Corp. Ltd.	1,585,694	83,953
	ICICI Bank Ltd.	3,726,361	55,218
*	Reliance Communication Ventures	4,716,575	54,903
	Oil and Natural Gas Corp. Ltd.	2,110,194	49,016
	HDFC Bank Ltd.	1,798,919	45,674
	Larsen & Toubro Ltd.	747,535	45,341
	Hindustan Lever Ltd.	6,771,097	37,874
	ITC Ltd.	8,360,890	36,411
	Bharat Heavy Electricals Ltd.	879,855	34,401
	ICICI Bank Ltd. ADR	1,057,450	31,311
	Tata Consultancy Services Ltd.	1,471,274	28,662
*	Sterlite Industries (India) Ltd.	1,786,289	26,346
	Reliance Capital Ltd.	850,822	25,694
	Satyam Computer Services Ltd.	2,885,072	25,611
	NTPC Ltd.	6,301,359	24,988
	Axis Bank Ltd.	1,505,437	22,884
	Jindal Steel & Power Ltd.	474,362	22,866
	Tata Iron and Steel Co. Ltd.	1,331,040	20,308
	DLF Ltd.	1,573,084	18,717
	Reliance Energy Ltd.	818,611	18,333
	Wipro Ltd.	1,867,957	18,079
	Gail India Ltd.	1,956,883	17,114
*	Reliance Petroleum Ltd.	4,169,662	15,979
	Tata Power Co. Ltd.	590,129	15,840
*	Sun Pharmaceutical Industries Ltd.	464,721	15,304
	Jaiprakash Associates Ltd.	3,867,488	14,144
	Tata Motors Ltd.	1,445,994	13,585
	State Bank of India	410,311	13,553
	Ranbaxy Laboratories Ltd.	1,136,835	13,221
	Mahindra & Mahindra Ltd.	1,078,800	13,139
*	Hindalco Industries Ltd.	3,988,975	13,129
	Cipla Ltd.	2,480,544	12,687

*	Cairn India Ltd.	2,194,780	12,363
	HDFC Bank Ltd. ADR	149,773	11,709
	Grasim Industries Ltd.	277,485	11,687
	Glenmark Pharmaceuticals Ltd.	770,633	11,662
	Steel Authority of India Ltd.	3,540,500	11,573
	Kotak Mahindra Bank	933,817	11,533
	Hero Honda Motors Ltd.	607,731	11,393
	Siemens India Ltd.	840,373	10,726
	Infrastructure Development Finance Co., Ltd.	5,002,161	10,721
	JSW Steel Ltd.	618,850	10,641
*	United Spirits Ltd.	354,171	10,566
*	Reliance Natural Resources, Ltd.	4,618,849	10,505
*	Indiabulls Real Estate Ltd.	1,493,725	9,929
	Unitech, Ltd.	2,520,446	9,604
	Dr. Reddy's Laboratories Ltd.	712,124	9,442
*	Essar Oil Ltd.	2,138,182	9,375
	Ambuja Cements Ltd.	4,742,205	9,003
	Satyam Computer Services Ltd. ADR	390,308	8,329
	Indiabulls Financial Services Ltd.	1,101,707	7,551
	Zee Entertainment Enterprises	1,633,927	7,384
	Aditya Birla Nuvo Ltd.	233,658	7,216
	Maruti Udyog Ltd.	531,723	7,133
*	GMR Infrastructure Ltd.	3,239,030	6,982
	Asea Brown Boveri India Ltd.	368,919	6,625
	Associated Cement Cos. Ltd.	420,839	5,729
	Bharat Petroleum Corp. Ltd.	702,847	5,370
	HCL Technologies Ltd.	1,107,871	5,159
	Indian Hotels Co. Ltd.	2,318,030	4,673
	Wipro Ltd. ADR	366,177	4,123
	Tata Communications Ltd.	391,346	4,087
	State Bank of India GDR	59,979	3,925
	Ultratech Cemco Ltd.	286,728	3,854
	Dr. Reddy's Laboratories Ltd. ADR	209,127	2,817
^	Tata Communications Ltd.	37,734	773
	Infosys Technologies Ltd. ADR	5,765	227
			1,539,142
Indonesia (1.7%)
	PT Bumi Resources Tbk	129,764,902	95,132
	PT Telekomunikasi Indonesia Tbk	78,752,779	65,460
	PT Astra International Tbk	15,740,476	38,652
	PT Bank Central Asia Tbk	96,699,724	31,835
	PT Bank Rakyat Indonesia Tbk	43,042,416	28,533
	PT Perusahaan Gas Negara Tbk	16,090,735	21,365
	PT Bank Mandiri Tbk	57,264,524	18,495
	PT Indonesian Satellite Corp. Tbk	19,285,968	13,733
	PT United Tractors Tbk	10,070,964	12,505
	PT Unilever Indonesia Tbk	12,417,730	9,364
	PT Tambang Batubara Bukit Asam Tbk	6,273,500	9,324
	PT Bank International Indonesia Tbk	169,455,000	8,571
	PT Bank Danamon Tbk	14,037,150	8,473
	PT Indofood Sukses Makmur Tbk	33,835,796	8,373

	PT International Nickel Indonesia Tbk	15,758,350	7,882
	PT Astra Agro Lestari Tbk	3,125,180	7,452
	PT Aneka Tambang Tbk	26,305,659	7,073
	PT Semen Gresik Tbk	11,870,820	5,298
	PT Indocement Tunggal Prakarsa Tbk (Local)	7,839,442	5,252
*	PT Truba Alam Manunggal Engineering Tbk	54,675,267	4,844
*	PT Bank Pan Indonesia Tbk Warrants Exp. 7/10/09	7,066,431	389
*	PT Bank Indonesia Tbk	929,008	90
			408,095
Israel (2.4%)
	Teva Pharmaceutical Industries Ltd.	5,862,353	262,816
	Israel Chemicals Ltd.	4,026,371	74,516
	Bank Leumi Le-Israel	7,599,335	33,299
*	Check Point Software Technologies Ltd.	1,388,949	31,710
	Bank Hapoalim Ltd.	7,436,436	30,814
*	The Israel Corp. Ltd.	17,658	20,788
	Makhteshim-Agan Industries Ltd.	2,252,568	19,472
	Bezeq Israeli Telecommunication Corp., Ltd.	8,114,440	14,653
	Partner Communications Co. Ltd.	667,403	14,535
*	NICE Systems Ltd.	489,458	14,457
	Elbit Systems Ltd.	199,703	10,524
	Cellcom Israel Ltd.	304,594	10,094
*	Israel Discount Bank Ltd.	3,845,850	7,275
	Ormat Industries Ltd.	643,170	7,112
	United Mizrahi Bank Ltd.	954,303	6,740
	Oil Refineries Ltd.	7,756,284	5,409
	Discount Investment Corp. Ltd.	225,708	5,215
	Africa-Israel Investments Ltd.	97,873	4,026
	IDB Development Corp. Ltd.	178,971	4,004
	Koor Industries Ltd.	70,914	3,911
	Gazit Globe (1982) Ltd.	450,836	3,347
	Delek Group, Ltd.	19,012	2,424
*	Alvarion Ltd.	14,477	93
*	Given Imaging Ltd.	6,168	90
			587,324
Malaysia (2.3%)
	Bumiputra-Commerce Holdings Bhd.	19,344,032	51,652
	Malayan Banking Bhd.	18,634,492	45,269
	IOI Corp. Bhd.	25,264,855	44,358
	Sime Darby Bhd.	18,250,913	44,061
	Genting Bhd.	16,898,690	30,395
	Public Bank Bhd.	8,066,860	25,909
	Tenaga Nasional Bhd.	9,921,646	25,454
	Malaysia International Shipping Corp., Bhd. (Foreign)	8,492,065	21,951
	Resorts World Bhd.	22,411,110	19,094
	Digi.com Bhd.	2,306,355	17,590
*	TM International Bhd.	7,945,640	15,496
	Kuala Lumpur Kepong Bhd.	3,279,208	13,752
	YTL Corp., Bhd.	6,385,562	12,888
	AMMB Holdings Bhd.	12,515,158	12,680
	KNM Group Bhd.	21,260,316	12,581

	British American Tobacco Bhd.	990,705	12,294
	Petronas Gas Bhd.	3,848,528	11,560
	PPB Group Bhd.	3,655,944	10,392
	PLUS Expressways Bhd.	11,590,482	10,278
	Gamuda Bhd.	12,224,288	10,064
	UMW Holdings Malaysia Bhd.	5,372,460	9,862
	Berjaya Sports Toto Bhd.	5,816,856	8,718
	Telekom Malaysia Bhd.	8,042,340	8,457
	YTL Power International Bhd.	14,589,107	8,303
	IJM Corp. Bhd.	4,705,950	7,901
	Tanjong Public Ltd. Co.	1,746,936	7,007
	Hong Leong Bank Bhd.	3,740,936	6,571
	SP Setia Bhd.	6,468,852	6,041
	Alliance Financial Group Bhd.	6,748,017	5,827
	Bursa Malaysia Bhd.	2,503,252	5,486
	Petronas Dagangan Bhd.	1,988,000	4,658
	RHB Capital Bhd.	3,476,735	4,458
	UEM World Bhd.	4,868,983	4,378
	Malaysia Mining Corp., Bhd.	4,873,200	4,167
	Lafarge Malayan Cement Bhd.	2,794,220	3,882
	Asiatic Development Bhd.	1,808,000	3,592
	KLCC Property Holdings Bhd.	3,802,100	3,337
	Parkson Holdings, Bhd.	2,379,895	3,302
	Malaysian Airline System Bhd.	2,706,300	3,244
	Astro All Asia Networks PLC	3,177,390	3,221
	IGB Corp., Bhd.	7,343,900	3,178
	Hong Leong Financial Group Bhd.	2,211,800	3,051
*	Airasia Bhd.	8,733,148	3,012
*	YTL Power International Warrants Exp. 6/11/18	2,436,302	426
			569,797
Mexico (5.0%)
	America Movil SA de CV	137,404,265	348,344
	Cemex SA CPO	52,176,056	111,122
	Wal-Mart de Mexico SA	23,008,990	93,583
	Grupo Televisa SA CPO	19,228,878	87,000
	Fomento Economico Mexicano UBD	16,774,868	77,117
	Telefonos de Mexico SA	50,753,859	64,158
	Grupo Mexico SA de CV	29,443,149	52,207
	Grupo Financerio Banorte SA de CV	10,189,730	44,114
*	Telmex Internacional SAB de CV	50,026,739	34,684
	Grupo Financiero Inbursa, SA de CV	8,104,604	30,493
*	Carso Global Telecom SAB de CV	5,368,818	29,227
	Grupo Elektra SA	569,440	22,572
	Grupo Modelo SA	4,127,347	21,605
	Industrias Penoles SA Series CP	780,123	20,751
	Grupo Carso SA de CV Series A1	4,519,666	19,738
*	Empresas ICA SA de CV	3,377,311	17,932
	Kimberly Clark de Mexico SA de CV Series A	3,671,296	15,813
	Alfa SA de CV Series A	2,435,931	15,760
	Grupo Bimbo SA	2,321,988	15,028
*	Desarrolladora Homex SA de CV	1,559,290	14,574

*	Corporacion GEO, SA de CV	3,385,617	12,340
	Coca-Cola Femsa SA de CV	2,131,165	12,169
*	URBI Desarrollos Urbanos SA de CV	3,484,493	11,645
	Controladora Comercial Mexicana SA de CV (Units)	2,751,331	8,187
	Banco Conpartamos SA de CV	1,857,771	7,036
	Grupo Aeroportuario del Pacifico SA ADR	200,593	5,958
*	Axtel, SAB de CV	3,896,780	5,772
	Grupo Aeroportuario del Pacifico SA	1,610,407	4,811
	Cemex SAB de CV ADR	12,499	266
	Grupo Aeroportuario del Sureste SA de CV	3,292	17
			1,204,023
Peru (0.6%)
	Credicorp Ltd.	512,057	37,636
	Southern Peru Copper Corp. (U.S. Shares)	1,197,971	33,280
	Compania de Minas Buenaventura SA	968,094	25,971
	Southern Copper Corp.	871,707	24,495
	Compania Minera Milpo SA	4,014,947	9,284
	Compania de Minas Buenaventura S.A.u. ADR	342,892	9,227
	Minsur SA	2,925,271	7,597
	Volcan Compania Minera SA	3,885,191	5,376
			152,866
Philippines (0.4%)
	Philippine Long Distance Telephone Co.	435,810	24,716
	Bank of Philippine Islands	11,072,422	10,055
	Ayala Corp.	1,485,926	9,803
	Ayala Land, Inc.	41,990,150	9,244
	SM Investments Corp.	1,367,576	8,305
	Globe Telecom, Inc.	259,993	6,627
	Banco De Oro	6,339,891	5,845
	PNOC Energy Development Corp.	47,901,503	5,235
	SM Prime Holdings, Inc.	30,436,590	4,992
	Manila Electric Co.	3,634,032	4,843
	International Container Terminal Services, Inc.	6,647,426	4,477
	Metropolitan Bank & Trust Co.	4,460,310	3,751
	Jollibee Foods Corp.	3,447,059	2,872
	Megaworld Corp.	74,712,739	2,434
	San Miguel Corp. Class B	17,452	17
			103,216
Poland (1.9%)
	Powszechna Kasa Oszczednosci Bank Polski SA	3,898,681	98,312
	Bank Polska Kasa Opieki Grupa Pekao SA	899,981	82,101
	Telekomunikacja Polska SA	5,459,105	60,374
	Polski Koncern Naftowy SA	2,526,234	44,617
	KGHM Polska Miedz SA	946,940	38,529
	Polish Oil & Gas	9,253,630	17,359
	Bank Zachodni WBK SA	176,273	13,758
*	Globe Trade Centre SA	976,126	13,723
*	Bank Rozwoju Eksportu SA	68,930	12,842
*	Getin Holding SA	2,479,572	11,687
	Asseco Poland SA	392,930	11,315
	TVN SA	1,254,615	11,023

	Polimex Mostostal SA	3,306,832	9,284
*	PBG SA	67,833	8,290
	BIG Bank Gdanski SA	2,332,140	8,282
	Agora SA	333,666	5,558
*	Grupa Lotos SA	407,671	5,495
	Orbis SA	220,575	4,720
*	Cersanit-Krasnystaw SA	576,209	4,222
*	Echo Investment SA	2,225,631	3,991
*	Bioton SA	13,892,344	2,850
	Bank Przemyslowo Handlowy PBK SA	73,206	2,714
	Grupa Kety SA	580	22
			471,068
Russia (9.8%)
	OAO Gazprom Sponsored ADR	18,015,508	862,218
	LUKOIL Sponsored ADR	3,575,212	296,933
	Sberbank	65,241,818	191,828
	MMC Norilsk Nickel ADR	6,696,400	145,215
	Mobile TeleSystems ADR	1,523,487	108,777
*	Rosneft Oil Co. GDR	9,609,245	101,648
	OAO Vimpel-Communications Sponsored ADR	3,530,280	89,069
	Tatneft GDR	538,137	63,914
*	Uralkali	5,382,323	59,769
	Surgutneftegaz OJSC ADR	6,065,895	53,985
	VTB Bank OJSC GDR	6,811,797	47,247
	NovaTek OAO GDR	589,829	45,125
^	Rostelecom ADR	475,538	34,172
	Cherepovets MK Severstal GDR	1,581,279	30,191
	Novolipetsk Steel GDR	609,070	26,911
	Polyus Gold ADR	1,169,962	24,003
^	Mechel OAO ADR	1,051,952	22,322
	Surgutneftegaz Pfd.	52,796,328	20,588
	Sistema JSFC GDR	754,451	19,905
*	PIK Group-GDR	755,576	17,338
	Gazprom Neft	2,545,107	16,416
*	Pharmstandard-GDR	592,172	16,207
	OAO Transneft	11,942	15,064
	Magnitogorsk Iron & Steel Works-GDR	1,035,094	14,826
	OAO TMK-GDR	418,784	13,796
	Wimm-Bill-Dann Foods ADR	139,660	13,589
	Comstar United Telesystems GDR	1,319,469	11,581
*	MSRK Holding Co.	14,263,636	4,001
	Sberbank Pfd.	1,893,148	3,408
*	Hydro OGK	45,107,487	2,977
*	Federal Grid Co. Unified Energy System JSC	132,005,847	1,835
*	RAO Eastern Energy Systems	14,263,636	1,288
*	OGK-1	12,566,526	898
*	OGK-4 OJSC	13,420,265	750
*	Mosenergo	4,388,837	586
*	TGK-1 OAO	499,426,260	549
*	TGK-10 OAO	115,752	535
*	OGK-6	7,623,989	450

*	OGK-3	5,374,097	443
*	OGK-2	6,541,777	442
*	TGK-8	225,493,489	383
*	Inter Rao Ues	546,858,829	383
*	Volga Territorial Generation Co. (TGK-7)	4,368,235	310
*	TGK-4	207,245,010	228
*	TGK-9	879,569,082	176
*	TGK-2	169,590,646	170
*	Territorial Generating Co. #6 (TGK-6)	200,196,674	140
*	TGK-13 OAO	22,510,507	140
*	Kuzbassenergo	9,132,146	120
*	TGK-11	80,810,231	65
*	TGC-14	126,885,535	38
			2,382,952
South Africa (7.2%)
	Sasol Ltd.	4,567,677	243,564
	MTN Group Ltd.	12,083,275	206,827
	Impala Platinum Holdings Ltd.	4,084,348	135,557
	Standard Bank Group Ltd.	8,923,517	109,556
	Remgro Ltd.	3,513,770	92,104
	Naspers Ltd.	3,043,311	73,774
	Anglo Platinum Ltd.	554,751	72,395
	AngloGold Ltd.	2,156,566	70,613
	Gold Fields Ltd.	4,852,881	57,704
	FirstRand Ltd.	22,068,594	49,746
	Telkom South Africa Ltd.	2,296,479	43,186
	ArcelorMittal South Africa, Ltd.	1,571,110	41,672
	Sanlan Ltd.	17,325,894	41,285
	ABSA Group Ltd.	2,324,618	32,123
	Murray & Roberts Holdings Ltd.	2,351,553	30,507
	African Rainbow Minerals Ltd.	881,804	29,584
*	Harmony Gold Mining Co., Ltd.	2,668,864	28,977
	Bidvest Group Ltd.	2,024,464	27,770
	Tiger Brands Ltd.	1,291,869	25,391
	African Bank Investments Ltd.	6,228,387	23,321
	Nedbank Group Ltd.	1,647,076	23,165
	Aveng Ltd.	2,699,603	22,678
	Kumba Iron Ore Ltd.	622,483	21,562
	Shoprite Holdings Ltd.	3,409,421	19,579
	RMB Holdings Ltd.	5,553,245	19,467
	Pretoria Portland Cement Co. Ltd.	4,218,925	19,384
	Steinhoff International Holdings Ltd.	8,329,074	17,999
	Sappi Ltd.	1,629,456	17,616
	Massmart Holdings Ltd.	1,604,612	16,291
	Exxaro Resources Ltd.	1,091,612	16,089
	Truworths International Ltd.	3,532,964	13,936
	Barloworld Ltd.	1,362,963	12,400
	Aspen Pharmacare Holdings Ltd.	1,994,315	11,375
	Woolworths Holdings Ltd.	6,359,964	10,139
	Reunert Ltd.	1,415,492	10,052
	Investec Ltd.	1,486,332	10,043

	Network Healthcare Holdings Ltd.	9,522,698	9,233
	Foschini Ltd.	1,691,528	8,453
	Imperial Holdings Ltd.	1,405,946	8,376
	Liberty Group Ltd.	906,497	7,837
	Pick'n Pay Stores Ltd.	1,743,103	6,820
	Northam Platinum Ltd.	930,022	6,689
	Spar Group Ltd.	16,988	120
			1,744,959
South Korea (12.9%)
	Samsung Electronics Co., Ltd.	696,806	385,513
	POSCO	293,827	156,331
	Kookmin Bank	1,898,311	107,646
	Hyundai Heavy Industries Co., Inc.	316,636	96,404
	Shinhan Financial Group Co. Ltd.	2,061,399	96,073
	POSCO ADR	683,452	90,660
^	Hyundai Motor Co., Ltd.	1,163,506	81,436
[1]	Samsung Electronics Co., Ltd. GDR	286,260	79,191
	LG Electronics Inc.	716,382	73,188
	KT & G Corp.	814,110	72,211
	Samsung Electronics Co., Ltd. Pfd.	155,521	57,174
	Samsung Fire & Marine Insurance Co.	286,101	56,449
	Shinsegae Co., Ltd.	107,048	55,103
	Samsung Corp.	1,004,231	54,247
^,*	Hynix Semiconductor Inc.	2,426,980	51,490
*	NHN Corp.	290,659	47,741
	SK Energy Co., Ltd.	456,105	46,415
	Korea Electric Power Corp.	1,441,081	45,998
	Samsung Heavy Industries Co., Ltd.	1,179,090	44,838
	LG Corp.	684,920	43,743
^	LG Chem Ltd.	402,994	40,977
^	LG. Philips LCD Co., Ltd.	1,354,926	39,932
	Kookmin Bank-Sponsored ADR	675,197	38,716
	SK Telecom Co., Ltd.	199,646	38,053
	Hyundai Mobis	428,366	37,308
	Hana Financial Group Inc.	966,100	36,506
	KT Corp.	820,324	33,804
^	DC Chemical Co., Ltd.	91,769	33,587
	SK Holdings Co Ltd	265,578	31,956
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	715,702	29,641
	Hyundai Steel Co.	418,092	28,384
^	GS Engineering & Construction Corp.	269,096	26,655
	Korea Exchange Bank	1,979,290	25,701
^	Samsung Securities Co. Ltd.	408,598	25,314
	Woori Finance Holdings Co., Ltd.	1,740,600	24,559
	Shinhan Financial Group Co., Ltd. ADR	254,031	23,734
	S-Oil Corp.	345,256	23,379
^	Doosan Heavy Industries and Construction Co., Ltd.	234,808	22,919
^	Hyundai Engineering & Construction Co., Ltd.	337,993	22,683
^	Hyundai Development Co.	479,236	22,174
^,*	Samsung SDI Co. Ltd.	260,558	21,612
	SK Telecom Co., Ltd. ADR	1,012,418	21,585

	Industrial Bank of Korea	1,391,100	21,502
	Lotte Shopping Co., Ltd.	71,054	20,998
	Kangwon Land Inc.	823,818	19,533
	Cheil Industrial, Inc.	365,225	19,035
	Samsung Engineering Co., Ltd.	245,241	18,940
	Daelim Industrial Co.	208,042	18,605
^	Daewoo Engineering & Construction Co., Ltd.	1,324,514	18,319
	Korea Electric Power Corp. ADR	1,134,976	18,103
	Hyundai Mipo Dockyard Co., Ltd.	89,554	17,651
^,*	Kia Motors	1,423,654	17,550
^	Kumkang Korea Chemical Co., Ltd.	39,210	16,824
^	Daewoo Securities Co., Ltd.	950,440	16,724
^	LG Household & Health Care Ltd.	84,785	16,527
^	Mirae Asset Securities Co., Ltd.	167,716	16,170
^	Amorepacific Corp.	25,037	15,807
^	Doosan Infracore Co., Ltd.	564,592	15,686
*	Korea Telecom Freetel	596,449	15,678
^	Hanjin Shipping Co., Ltd.	458,810	15,273
^	Samsung Electro-Mechanics Co.	458,338	15,190
^,*	STX Pan Ocean Co., Ltd.	7,902,100	14,948
	GS Holdings Corp.	393,838	14,604
	Daewoo International Corp.	366,627	14,593
^	Samsung Techwin Co., Ltd.	402,574	14,336
	Hanwha Corp.	345,776	14,076
	Dongkuk Steel Mill Co., Ltd.	285,372	13,926
	Korea Gas Corp.	179,029	13,538
^	Hyosung Corp.	177,768	13,215
*	CJ Cheiljedang Corp.	57,104	13,150
^	Woori Investment & Securities Co., Ltd.	663,961	13,112
^	Hyundai Securities Co.	1,094,681	13,034
	Korea Investment Holdings Co., Ltd.	305,302	12,610
	Korean Air Co. Ltd.	278,104	12,236
^	Samsung Card Co. Ltd.	274,310	12,093
	Daegu Bank	972,715	12,068
	Pusan Bank	968,709	11,761
	Woongjin Coway Co., Ltd.	374,289	11,758
	LS Cable Ltd.	142,830	11,364
	Korea Zinc Co., Ltd.	80,851	11,067
^,*	Doosan Corp.	65,833	10,717
	Hyundai Department Store Co., Ltd.	114,242	9,898
	Hankook Tire Co. Ltd.	670,726	9,876
^	Korea Line Corp.	54,238	9,777
^	STX Shipbuilding Co., Ltd.	345,777	9,771
	Hanjin Heavy Industries & Construction Co., Ltd.	226,657	9,756
	KT Corp. ADR	473,795	9,699
	LG Telecom Ltd.	1,055,325	9,089
	Dongbu Insurance Co., Ltd.	274,552	8,958
*	SK Networks Co., Ltd.	532,810	8,868
	Honam Petrochemical Corp.	111,616	8,274
	Hyundai Motor Co., Ltd. 2nd Pfd.	276,547	7,679
*	Hite Brewery Co., Ltd.	41,381	7,564

^	Hanwha Chemical Corp.	572,370	7,090
	LG Electronics Inc. Pfd.	135,579	6,545
^	Tong Yang Investment Bank	591,954	6,525
^	Taihan Electric Wire Co., Ltd.	160,622	6,226
	LG Dacom Corp.	327,460	6,205
^	Lotte Confectionery Co., Ltd.	5,151	6,015
^	Kumho Industrial Co., Ltd.	165,263	3,364
	Hite Holdings Co., Ltd.	52,241	2,343
			3,136,873
Taiwan (10.0%)
	Taiwan Semiconductor Manufacturing Co., Ltd.	124,306,231	224,571
	Hon Hai Precision Industry Co., Ltd.	37,980,663	183,545
	China Steel Corp.	66,752,369	95,083
	Cathay Financial Holding Co.	44,221,202	85,181
	Chunghwa Telecom Co., Ltd.	30,235,465	76,529
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,464,123	70,909
	High Tech Computer Corp.	4,511,436	70,801
	MediaTek Inc.	6,621,057	68,661
	Asustek Computer Inc.	25,405,157	66,125
	Nan Ya Plastic Corp.	37,759,291	64,586
	Formosa Plastic Corp.	30,534,289	64,392
	AU Optronics Corp.	44,287,737	49,593
	Mega Financial Holding Co. Ltd.	63,377,224	42,596
	Chinatrust Financial Holding	57,430,185	41,512
	Formosa Chemicals & Fibre Corp.	21,118,276	36,861
	Acer Inc.	17,627,737	35,991
	United Microelectronics Corp.	77,717,843	35,953
	Fuhwa Financial Holdings Co., Ltd.	54,049,773	31,331
	Delta Electronics Inc.	11,454,535	29,155
	Fubon Financial Holding Co., Ltd.	32,358,100	28,562
	Chi Mei Optoelectronics Corp.	32,514,999	27,359
	First Financial Holding Co., Ltd.	32,619,081	27,295
	Uni-President Enterprises Co.	20,507,485	27,176
	Taiwan Cement Corp.	21,134,883	26,809
	Compal Electronics Inc.	27,939,191	26,599
	Far Eastern Textile Ltd.	20,428,208	26,008
	Taiwan Cellular Corp.	13,770,485	24,760
	Formosa Petrochemical Corp.	9,196,000	23,853
	Siliconware Precision Industries Co.	17,738,860	23,126
	China Development Financial Holding Corp.	67,403,522	22,510
	Advanced Semiconductor Engineering Inc.	25,952,670	22,327
	Quanta Computer Inc.	15,019,401	21,314
	Hau Nan Financial Holdings Co., Ltd.	25,093,695	20,284
	Far EasTone Telecommunications Co., Ltd.	12,210,043	19,910
	Innolux Display Corp.	12,613,263	19,632
	Taiwan Fertilizer Co., Ltd.	5,214,000	18,786
	Taiwan Cooperative Bank	21,943,000	18,678
	Asia Cement Corp.	12,477,375	18,224
	SinoPac Holdings	46,238,214	18,196
	Chang Hwa Commercial Bank	29,499,094	17,836
*	Chunghwa Telecom Co., Ltd.	671,407	16,913

	Foxconn Technology Co., Ltd.	3,492,103	15,951
	Shin Kong Financial Holdings Co.	27,443,037	15,376
	Synnex Technology International Corp.	6,869,201	15,092
	Lite-On Technology Corp.	15,102,254	13,331
	Wistron Corp.	9,067,275	13,221
	Powerchip Semiconductor Corp.	56,206,716	13,060
	Taishin Financial Holdings	35,094,678	12,660
*	Chunghwa Picture Tubes, Ltd.	54,373,331	12,348
	Pou Chen Corp.	15,937,432	12,241
	Powertech Technology Inc.	3,919,300	11,105
	President Chain Store Corp.	3,530,985	10,874
	KGI Securities Co., Ltd.	18,564,000	10,796
*	Tatung Co., Ltd.	29,181,000	10,342
	Catcher Technology Co., Ltd.	3,739,747	10,273
	AU Optronics Corp. ADR	904,469	10,220
	Macronix International Co., Ltd.	22,504,962	9,998
	Largan Precision Co., Ltd.	778,328	9,914
*	E.Sun Financial Holding Co., Ltd.	21,741,637	9,491
*	United Microelectronics Corp. ADR	3,651,532	9,384
*	HannStar Display Corp.	31,115,665	9,285
	Tung Ho Enterprise Corp.	5,823,000	9,108
	U-Ming Marine Transport Corp.	3,358,600	9,029
	Motech Industries Inc.	1,510,204	8,587
	Feng Hsin Iron & Steel Co., Ltd.	3,169,310	8,250
	Epistar Corp.	3,764,192	7,769
	Novatek Microelectronics Corp., Ltd.	3,362,185	7,624
*	Polaris Securities Co., Ltd.	15,145,457	7,528
	Cheng Shin Rubber Industry Co., Ltd.	4,999,033	7,473
	Tripod Technology Corp.	2,959,710	7,435
	Realtek Semiconductor Corp.	3,134,853	7,301
	Unimicron Technology Corp.	6,606,440	7,108
	Walsin Lihwa Corp.	20,197,970	6,954
	Nanya Technology Corp.	19,994,397	6,798
	ProMOS Technologies Inc.	45,933,000	6,745
*	RichTek Technology Corp.	777,000	6,633
	Nan Ya Printed Circuit Board Corp.	1,462,670	6,522
	Teco Electric & Machinery Co., Ltd.	13,414,000	6,421
*	Sino-American Silicon Products, Inc.	1,320,000	6,218
	Inventec Co., Ltd.	12,055,796	6,137
	Everlight Electronics Co., Ltd.	2,285,812	6,050
*	Taiwan Business Bank	16,295,000	5,700
	Yang Ming Marine Transport	9,189,479	5,694
	Qisda Corp.	10,455,928	5,594
*	Wafer Works Corp.	1,515,000	5,513
*	CMC Magnetics Corp.	21,185,700	5,508
	Evergreen Marine Corp.	8,411,879	5,439
	Mitac International Corp.	8,738,772	5,434
	Yageo Corp.	18,300,520	5,360
	Transcend Information Inc.	2,149,000	5,354
	Advantech Co., Ltd.	2,476,725	5,332
	D-Link Corp.	4,011,013	5,327

	Taiwan Glass Industrial Corp.	6,166,361	5,207
	Far Eastern Department Stores Ltd.	5,947,200	5,173
	Formosa Taffeta Co., Ltd.	6,641,868	5,171
	Wan Hai Lines Ltd.	8,273,370	4,915
	Yulon Motor Co., Ltd.	5,728,763	4,912
	Siliconware Precision Industries Co. ADR	730,255	4,842
*	EVA Airways Corp.	13,310,879	4,841
	Mosel Vitelic Inc.	7,413,910	4,810
	Cheng Uei Precision Industry Co., Ltd.	2,424,304	4,795
	Zinwell Corporation	2,012,135	4,668
^	Advanced Semiconductor Engineering Inc. ADR	1,025,740	4,503
*	Via Technologies Inc.	7,377,379	4,376
	Winbond Electronics Corp.	25,393,000	4,327
	Wintek Corp.	7,901,607	4,087
*	Pan-International Industrial Co., Ltd.	2,688,000	4,005
	China Airlines	11,397,246	3,816
	Vanguard International Semiconductor Corp.	6,799,396	3,669
	Farglory Land Development Co., Ltd	1,430,000	3,652
*	Firich Enterprises Co., Ltd.	673,000	3,614
	Taiwan Secom Corp., Ltd.	2,052,846	3,600
	Eternal Chemical Co., Ltd.	4,476,815	3,521
	Cathay Construction Corp.	7,138,779	3,412
	Kinsus Interconnect Technology Corp.	1,936,233	3,340
	Inotera Memories, Inc.	6,527,620	2,951
	Inventec Appliances Corp.	1,872,909	2,861
	Asia Optical Co., Inc.	1,494,853	2,802
	China Motor Co., Ltd.	4,536,588	2,677
	Compal Communications, Inc.	2,213,690	2,637
*	Ya Hsin Industrial Co., Ltd.	5,306,018	—
			2,423,623
Thailand (1.3%)
	PTT Public Co. Ltd. (Foreign)	6,613,562	49,011
	PTT Exploration and Production Public Co. Ltd. (Foreign)	9,035,508	40,202
	Bangkok Bank Public Co., Ltd. (Foreign)	7,345,201	24,194
	Kasikornbank Public Co. Ltd. (Foreign)	11,112,144	22,065
	Advanced Info Service Public Co., Ltd. (Foreign)	7,040,562	17,984
	Siam Commercial Bank Public Co. Ltd. (Foreign)	7,816,087	17,267
	Siam Cement Public Co. Ltd. (Foreign)	2,556,037	13,021
	Banpu Public Co. Ltd. (Foreign)	1,027,075	12,807
*	Bangkok Bank Public Co., Ltd. (Local)	3,742,943	12,103
*	Bank of Ayudhya PLC (Local)	19,939,265	11,650
	IRPC Public Co., Ltd. (Foreign)	75,645,560	8,982
	Thai Oil Public Co., Ltd. (Foreign)	5,785,900	8,410
*	Total Access Communication Public Co. Ltd.	5,548,482	7,254
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	9,318,209	5,893
	PTT Chemical Public Co., Ltd. (Foreign)	2,855,623	5,884
	Krung Thai Bank Public Co. Ltd. (Foreign)	22,744,962	5,739
*	Thai Military Bank Public Co., Ltd. (Foreign)	161,502,844	5,418
	C.P. 7-Eleven Public Co. Ltd. (Foreign)	17,879,900	5,209
	BEC World Public Co. Ltd. (Foreign)	7,181,830	4,658
*	Siam Cement Public Co. Ltd. (Local)	899,284	4,574

*	Kasikornbank Public Co., Ltd. (Local)	2,220,170	4,377
*	Banpu Public Co. Ltd. (Local)	334,852	4,129
	Airports of Thailand Public Co. Ltd. (Foreign)	3,565,656	4,056
	Ratchaburi Electricity Generating Holding Public Co., Ltd.	3,013,000	3,543
	Land and Houses Public Co. Ltd. (Foreign)	17,700,147	3,471
	Glow Energy Public Co. Ltd. (Foreign)	4,158,800	3,431
	Central Pattana Public Co. Ltd. (Foreign)	5,454,300	3,237
*	Krung Thai Bank Public Co. Ltd. (Local)	465,084	99
*	True Corp. Public Co. Ltd. (Foreign)	454,865	41
			308,709
Turkey (1.8%)
*	Turkiye Garanti Bankasi A.S.	16,485,320	54,979
	Akbank T.A.S.	7,060,181	39,133
	Turkcell Iletisim Hizmetleri A.S.	5,056,884	38,751
	Eregli Demir ve Celik Fabrikalari A.S.	4,509,511	37,101
	Turkiye Is Bankasi A.S. C Shares	7,630,484	35,137
	Tupras-Turkiye Petrol Rafinerileri A.S.	987,417	26,675
	Enka Insaat ve Sanayi A.S.	1,746,659	20,254
	Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,748,985	19,626
	Haci Omer Sabanci Holding A.S.	3,620,431	17,988
	Turkiye Halk Bankasi A.S.	2,499,819	16,932
*	Turk Telekomunikasyon A.S.	4,042,258	14,892
		Migros Turk A.S.	773,695	13,503
*		KOC Holding A.S.	3,243,953	12,922
*		Yapi ve Kredi Bankasi A.S.	5,409,104	12,272
		Turkiye Vakiflar Bankasi T.A.O.	6,062,556	12,269
*		BIM Birlesik Magazalar A.S.	267,789	10,039
*		Asya Katilim Bankasi AS	3,198,817	8,057
*		Dogan Sirketler Grubu Holding A.S.	4,184,236	6,194
*		TAV Havalimanlari Holding A.S.	866,368	5,738
*		Tekfen Holding A.S.	820,831	5,646
		Ford Otomotiv Sanayi A.S.	552,434	4,683
		Aksigorta A.S.	991,940	4,393
*		Coca-Cola Icecek A.S.	435,432	4,284
*		Turk Sise ve Cam Fabrikalari A.S.	2,750,574	3,790
		Arcelik A.S.	978,354	3,750
		Tofas Turk Otomobil Fabrikasi A.S.	1,021,504	3,656
*		Dogan Yayin Holding A.S.	1,764,039	3,193
*		Petkim Petrokimya Holding A.S.	670,709	3,072
				438,929
Total Common Stocks (Cost $18,906,193)				24,219,774
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (3.0%)
[2]	Vanguard Market Liquidity Fund (Cost $732,141)	2.386%	732,140,507	732,141
Total Investments (102.7%) (Cost $19,638,334)				24,951,915
Other Assets and Liabilities-Net (-2.7%)				(664,883)
Net Assets (100%)				24,287,032

^		Part of security position is on loan to broker-dealers.
*		Non-income-producing security.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of this security represented 0.3% of net assets.

2		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $19,677,755,000. Net unrealized appreciation of investment securities for tax purposes was $5,274,160,000, consisting of unrealized gains of $6,659,529,000 on securities that had risen in value since their purchase and $1,385,369,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of JUly 31, 2008

		Shares	Market Value ($000)
Common Stocks (99.0%)
Argentina (0.1%)
	Tenaris SA ADR	42,440	2,557
	Petrobras Energia Participaciones SA ADR	21,946	235
	Banco Macro Bansud SA ADR	6,668	126
*	Telecom Argentina SA ADR	6,100	82
			3,000
Australia (4.9%)
	BHP Billiton Ltd.	547,722	20,439
	Commonwealth Bank of Australia	213,814	7,929
	Rio Tinto Ltd.	55,892	6,543
	National Australia Bank Ltd.	265,505	6,095
	Westpac Banking Corp., Ltd.	302,021	6,063
	Australia & New Zealand Bank Group Ltd.	313,923	4,753
	Westfield Group	310,498	4,686
	Woolworths Ltd.	193,817	4,571
	Woodside Petroleum Ltd.	82,790	4,156
	Wesfarmers Ltd.	102,925	3,300
	QBE Insurance Group Ltd.	142,465	3,007
	Telstra Corp. Ltd.	710,298	2,998
	CSL Ltd.	88,353	2,857
*	Fortescue Metals Group Ltd.	337,281	2,713
	St. George Bank Ltd.	90,552	2,341
^	Macquarie Group, Ltd.	44,596	2,128
	Origin Energy Ltd.	138,487	2,057
	Newcrest Mining Ltd.	72,661	2,010
	Suncorp-Metway Ltd.	146,651	1,833
	AMP Ltd.	294,296	1,800
	Brambles Ltd.	220,519	1,695
	Santos Ltd.	92,076	1,561
	Incitec Pivot Ltd.	9,531	1,457
	Foster's Group Ltd.	303,598	1,410
	BlueScope Steel Ltd.	117,084	1,272
	Stockland	274,820	1,186
	WorleyParsons Ltd.	39,455	1,176
^	Leighton Holdings Ltd.	27,810	1,098
	Orica Ltd.	49,105	1,095
	Insurance Australia Group Ltd.	287,245	1,051
	Oil Search Ltd.	184,368	987
	Transurban Group	197,222	956
	OZ Minerals Ltd.	511,950	952
	Wesfarmers, Ltd. Price Protected Shares	29,623	952
	Tabcorp Holdings Ltd.	116,919	950
	Macquarie Infrastructure Group	381,847	918
	AXA Asia Pacific Holdings Ltd.	213,649	895
	AGL Energy Ltd.	71,117	889
	Lend Lease Corp.	94,032	882
	OneSteel Ltd.	138,136	876
	Sims Group Ltd.	28,227	873
	Australian Stock Exchange Ltd.	25,846	834
	Alumina Ltd.	185,545	802
	Sonic Healthcare Ltd.	60,114	782
	Computershare Ltd.	95,421	778
	Tatt's Group, Ltd.	326,007	751
	Metcash Ltd.	196,522	734
	Amcor Ltd.	146,955	733
	Macquarie Goodman Group	278,880	659
	Crown Ltd.	87,160	645
	Coca-Cola Amatil Ltd.	84,095	608
	Cochlear Ltd.	14,304	593
	Toll Holdings Ltd.	95,725	587
	Dexus Property Group NPV	446,750	583
	Mirvac Group	242,262	575
^	CFS Gandel Retail Trust	273,664	522
	Lion Nathan Ltd.	62,305	515
	GPT Group	322,616	457
	Harvey Norman Holdings Ltd.	150,222	456
	Nufarm Ltd.	28,359	448

*,^	Paladin Resources Ltd.	88,318	446
^	Boral Ltd.	85,099	444
	Qantas Airways Ltd.	140,819	437
	Boart Longyear Group	228,746	437
	Aristocrat Leisure Ltd.	91,074	412
	Bendigo Bank Ltd.	35,691	360
	Asciano Group	85,613	339
	CSR Ltd.	167,829	332
	Energy Resources of Australia Ltd.	16,891	327
^	Perpetual Trustees Australia Ltd.	8,503	324
	Babcock & Brown Infrastructure Group	382,796	321
^	Babcock & Brown Ltd.	52,013	315
	Macquarie Airports Group	116,887	309
	James Hardie Industries NV	70,648	306
	Goodman Fielder Ltd.	228,933	281
	Commonwealth Property Office Fund	221,605	281
	Macquarie Office Trust	319,897	271
	Bank of Queensland Ltd.	19,154	261
	Iluka Resources Ltd.	58,002	261
	Downer EDI Ltd.	37,372	242
	Caltex Australia Ltd.	21,694	241
	Flight Centre Ltd.	13,166	226
	Billabong International Ltd.	23,585	224
	Consolidated Media Holdings, Ltd.	77,506	213
^	John Fairfax Holdings Ltd.	78,941	203
	Ansell Ltd.	20,069	192
	Challenger Financial Services Group Ltd.	81,863	178
	SP Ausnet	159,517	171
	Gunns Ltd.	68,859	153
	Sigma Pharmaceuticals Ltd.	157,341	147
	Macquarie CountryWide Trust	142,615	119
	West Australian Newspaper Holdings Ltd.	13,172	110
	AWB Ltd.	34,310	91
	Tower Australia Group Ltd.	32,918	90
	Futuris Corp., Ltd.	74,915	89
	Adelaide Brighton Ltd.	23,761	78
	Paperlinx Ltd.	42,040	76
	GWA International Ltd.	29,670	74
	Virgin Blue Holdings Ltd.	92,515	69
	Australian Wealth Management Ltd.	47,053	66
	Minara Resources Ltd.	35,970	65
	Spotless Group Ltd.	23,351	62
	Ten Network Holdings Ltd.	43,012	60
	Centro Retail Trust	197,668	55
	APN News & Media Ltd.	15,565	46
	Australand Property Group	51,546	32
	ABC Learning Centres Ltd.	44,287	30
	Centro Properties Group	62,092	16
*	Orica Ltd. Rights Exp. 8/18/08	5,933	8
	Corporate Express Australia Ltd.	1,345	7
	Allco Finance Group Ltd.	15,255	7
	Envestra Ltd.	8,973	6
	Austereo Group Ltd.	2,615	3
*	Australand Property Group Rights Exp. 8/26/08	51,546	3
			137,388
Austria (0.4%)
	Erste Bank der Oesterreichischen Sparkassen AG	38,123	2,431
	Voestalpine AG	26,116	1,715
	OMV AG	23,207	1,598
	Telekom Austria AG	55,866	1,150
	Raiffeisen International Bank-Holding AG	7,200	892
*	IMMOEAST Immobilien Anlagen AG	111,125	795
	Immofinanz Immobilien Anlagen AG	70,199	636
	Vienna Insurance Group	8,772	584
	Oesterreichische Elektrizitaetswirtschafts AG Class A	7,054	560
*	Meinl European Land Ltd.	47,555	473
	Wienerberger AG	10,078	269

	EVN AG	7,197	234
			11,337
Belgium (0.7%)
	KBC Bank & Verzekerings Holding	28,601	2,902
	Fortis (Amsterdam Shares)	175,928	2,460
	Fortis	170,383	2,393
	InBev	27,841	1,866
^	Dexia	136,037	1,843
	Groupe Bruxelles Lambert SA	12,248	1,359
	Solvay SA	9,992	1,194
	Colruyt NV	3,741	1,042
	Belgacom SA	24,708	972
	UCB SA	26,982	924
	Umicore	20,323	912
	Delhaize Group	14,908	818
	Compagnie Nationale a Portefeuille	5,108	400
	Mobistar SA	2,445	202
	KBC Ancora	1,912	153
*	Agfa Gevaert NV	6,742	50
			19,490
Brazil (3.5%)
	Petroleo Brasileiro SA Series A ADR	218,352	10,009
	Petroleo Brasileiro SA ADR	150,878	8,436
	Companhia Vale do Rio Doce Sponsored ADR	266,058	6,963
	Companhia Vale do Rio Doce ADR	214,360	6,437
	Banco Bradesco SA ADR	211,787	4,496
	Companhia Siderurgica Nacional SA ADR	104,349	4,089
	Petroleo Brasileiro SA Pfd.	159,346	3,630
	Banco Itau Holding Financeira SA ADR	165,950	3,535
	Petroleo Brasileiro SA	108,200	3,017
	Itausa-Investimentos Itau SA	387,690	2,544
	Companhia Vale do Rio Doce Pfd. Class A	74,000	1,922
	Companhia de Bebidas das Americas ADR	32,415	1,920
	Banco do Brasil SA	117,923	1,905
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	39,027	1,690
	Banco Itau Holding Financeira SA	72,750	1,544
	Companhia Vale do Rio Doce	51,400	1,539
	Gerdau SA ADR	67,600	1,472
	Tele Norte Leste Participacoes ADR	51,600	1,218
	Metalurgica Gerdau SA	40,318	1,197
	Companhia Energetica de Minas Gerais ADR	48,056	1,141
	Embraer-Empresa Brasileira de Aeronautica SA ADR	35,475	1,084
	Aracruz Celulose SA ADR	15,230	1,058
	Gerdau SA Pfd.	49,000	1,057
	Companhia de Concessoes Rodoviarias	47,376	978
	Perdigao SA	33,801	930
	All America Latina Logistica	70,416	918
	Bradespar SA Pfd.	35,640	807
	Natura Cosmeticos SA	67,023	795
	Brasil Telecom Participacoes SA ADR	10,121	791
	Redecard SA	41,615	768
	Votorantim Celulose e Papel SA ADR	31,493	763
	Centrais Electricas Brasileiras SA	38,734	750
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	16,216	747
	Banco Bradesco SA	34,500	729
	Sadia SA ADR	32,907	724
	Usinas Siderurgicas de Minas Gerais SA	16,510	690
	Companhia Paranaense de Energia-COPEL ADR	32,400	661
	Tractebel Energia SA	40,970	619
	Cyrela Brazil Realty SA	41,689	596
^	Braskem SA ADR	32,250	572
	Weg SA	47,741	551
	Tim Participacoes SA ADR	19,227	519
	JBS SA	92,597	491
	Suzano Papel e Celulose SA	32,160	489
	CESP - Companhia Energetica de Sao Paulo	24,723	462
	Ultrapar Participacoes S.A.	12,502	455
	Bovespa Holding SA	35,393	443
	Vivo Participacoes SA ADR	77,400	440
*	OGX Petroleo e Gas Participacoes SA	900	439

	Lojas Americanas SA Pfd.	55,500	419
	Cosan SA Industria e Comercio	21,434	417
	Souza Cruz SA	14,200	404
	Telmar Norte Leste SA	6,400	379
*	Ironx Mineracao SA	21,988	375
*	Net Servicos de Comunicacao SA	28,879	365
	Brasil Telecom SA Pfd.	30,390	357
	Fertilizantes Fosfatados S.A.	5,091	330
	Bolsa de Mercadorias e Futuros	36,987	326
	Gerdau SA	18,384	318
	Companhia de Bebidas das Americas Pfd.	5,350	317
	B2W Com Global Do Varejo	8,180	307
	Tam SA	14,542	292
	Klabin SA	79,700	278
	AES Tiete SA	22,916	264
	Companhia de Bebidas das Americas	4,989	263
	Brasil Telecom Participacoes SA	7,970	262
	MMX Mineracao e Metalicos SA	21,988	245
	Companhia de Saneamento Basico do Estado de Sao Paulo	8,992	225
	Duratex SA Pfd.	9,858	180
	Tele Norte Leste Participacoes SA	6,594	172
*	MPX Energia SA	300	132
*	Tim Participacoes SA	37,168	129
	Energias do Brasil SA	5,900	124
	Companhia de Gas de Sao Paulo - Comgas	4,000	115
	CPFL Energia SA	4,900	114
	Telesp - Telecomunicacoes de Sao Paulo SA Pfd.	3,800	110
	Localiza Rent a Car SA	9,329	110
	Porto Seguro SA	8,607	108
	Companhia de Transmissao de Energia Eletrica Paulista	3,000	102
	Tim Participacoes SA Pfd.	37,658	101
	Telesp - Telecomunicacoes de Sao Paulo SA	3,500	87
*	LLX Logistica SA	21,988	72
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	3,110	72
	Companhia Paranaense de Energia-COPEL	1,940	39
	Companhia Energetica de Minas Gerais Pfd.	1,020	24
	Companhia Energetica de Minas Gerais	420	8
	Telemig Celular Participacoes SA	96	8
	Confeccoes Guararapes SA	200	5
			96,985
Canada (5.9%)
*	Research in Motion Ltd.	91,567	11,253
	Potash Corp. of Saskatchewan, Inc.	51,031	10,484
	Royal Bank of Canada	214,426	9,895
	Manulife Financial Corp.	242,891	8,948
	EnCana Corp.	121,280	8,753
	Suncor Energy, Inc.	150,982	8,207
^	Toronto-Dominion Bank	129,123	7,855
	Bank of Nova Scotia, Halifax	159,009	7,761
	Canadian Natural Resources Ltd.	87,697	6,853
	Barrick Gold Corp.	138,635	5,871
	Goldcorp Inc.	114,343	4,260
	Canadian National Railway Co.	76,814	4,050
	Bank of Montreal, Quebec	80,800	3,783
	Canadian Imperial Bank of Commerce	62,043	3,755
	Petro-Canada	78,867	3,640
	Sun Life Financial Services of Canada	92,142	3,581
	TransCanada Corp.	91,759	3,558
	Teck Cominco Ltd. Class B	70,472	3,237
	Brookfield Asset Management Inc.	94,657	3,189
	Talisman Energy, Inc.	164,411	2,940
	Rogers Communications, Inc. Class B	84,184	2,844
	Imperial Oil Ltd.	56,935	2,805
	Nexen Inc.	84,438	2,656
^	Enbridge Inc.	60,100	2,637
	Agrium, Inc.	25,800	2,267
	Shoppers Drug Mart Corp.	38,700	2,055
	Power Corp. of Canada	64,500	1,967

	Cameco Corp.	54,910	1,961
^	Husky Energy Inc.	40,892	1,811
	Kinross Gold Corp.	97,995	1,787
	National Bank of Canada	36,343	1,775
	Power Financial Corp.	51,600	1,703
	BCE Inc.	42,805	1,628
	Canadian Pacific Railway Ltd.	25,800	1,620
	Bombardier Inc. Class B	221,815	1,590
	Shaw Communications Inc.	64,800	1,375
	TransAlta Corp.	32,443	1,154
^	Great-West Lifeco Inc.	38,566	1,123
	Magna International	18,233	1,074
^	Thomson Reuters Corp.	31,023	1,001
^	Brookfield Properties Corp.	45,350	859
	Finning International Inc.	27,060	723
	Loblaw Cos., Ltd.	24,297	688
^	IGM Financial, Inc.	16,466	687
	Canadian Tire Corp. Class A	11,902	633
*	Nortel Networks Corp.	78,872	605
	George Weston Ltd.	12,900	561
*	CGI Group Inc.	37,678	401
	Canadian Utilities Ltd.	8,421	379
	Saputo Inc.	14,090	365
	Telus Communications Inc.	9,537	354
	Nova Chemicals Corp.	13,008	334
*	MDS Inc.	23,200	326
	Biovail Corp.	25,800	260
	Telus Corp.-Non Voting Shares	6,983	245
	Bombardier Inc. Class A	900	7
			166,133
Chile (0.3%)
	Sociedad Quimica y Minera de Chile SA ADR	31,290	1,281
	Empresa Nacional de Electricidad SA ADR	26,816	1,281
	Enersis SA ADR	58,983	1,051
	Empresas Copec SA	61,142	828
	Banco Santander Chile SA ADR	16,676	762
	Distribucion y Servicio D&S SA ADR	19,782	436
	S.A.C.I. Falabella, SA	101,097	425
	CAP SA	9,667	405
	Compania de Telecomunicaciones de Chile SA ADR	66,177	396
	Cencosud SA	51,488	162
	Banco de Chile	1,701,489	127
	Banco de Credito e Inversiones	4,240	116
	Empresa Nacional de Telecomunicaciones SA	8,160	109
*	Colburn SA	513,465	109
	Lan Airlines SA	8,765	103
	Compania Cervecerias Unidas SA	1,800	12
	Corpbanca	1,319,400	7
	Embotelladora Andina SA Pfd. Class B	2,200	7
			7,617
China (2.4%)
	China Mobile (Hong Kong) Ltd.	980,000	13,093
	PetroChina Co. Ltd.	3,420,000	4,554
	China Life Insurance Co., Ltd.	1,209,000	4,553
	CNOOC Ltd.	2,156,000	3,181
	China Construction Bank	3,431,000	2,992
	China Petroleum & Chemical Corp.	2,684,000	2,803
^	Bank of China	4,762,000	2,163
	Ping An Insurance (Group) Co. of China Ltd.	305,500	2,105
	China Shenhua Energy Co. Ltd. H Shares	546,000	2,015
	China Merchants Bank Co., Ltd. Class H	551,000	1,986
	China Communications Construction Co., Ltd.	848,000	1,580
	China Telecom Corp. Ltd.	2,508,000	1,368
	China Coal Energy Co.	759,000	1,351
	China Unicom Ltd.	656,000	1,346
	Bank of Communications Ltd. Class H	1,054,000	1,324
	China Merchants Holdings International Co. Ltd.	284,000	1,083
	CITIC Pacific Ltd.	283,000	1,080

	Cosco Pacific Ltd.	484,000	842
	Fujian Zijin Mining Industry Co., Ltd.	1,034,000	812
	China Resources Enterprise Ltd.	306,000	778
	Shanghai Electric Group Co., Ltd. Class H	1,596,000	701
	China COSCO Holdings Co., Ltd.	283,800	677
	Huaneng Power International, Inc. H Shares	960,000	676
	Lenovo Group Ltd.	970,000	675
^	Air China Ltd.	1,180,000	672
	Beijing Datang Power Generation Co., Ltd.	1,094,000	643
	China Shipping Development Co.	204,000	619
	GOME Electrical Appliances Holdings Ltd.	1,408,000	590
	Denway Motors Ltd.	1,414,000	500
	Yanzhou Coal Mining Co. Ltd. H Shares	268,000	484
^	PICC Property and Casualty Co., Ltd.	754,000	467
	China Mengniu Dairy Co., Ltd.	149,000	437
	Aluminum Corp. of China Ltd.	398,000	405
	China Resources Power Holdings Co., Ltd.	182,000	403
	Jiangxi Copper Co. Ltd.	210,000	381
	China Oilfield Services Ltd.	236,000	350
	Angang Steel Co., Ltd.	172,000	346
^	Guangzhou R&F Properties Co. Ltd.	157,600	321
*,^	Anhui Conch Cement Co. Ltd.	54,000	315
*	China Railway Construction Corp.	166,000	258
	Inner Mongolia Yitai Coal Co., Ltd.	44,100	256
	China Resources Land Ltd.	192,000	252
^	China Everbright Ltd.	130,000	240
	Li Ning Co., Ltd.	94,000	228
	Chaoda Modern Agriculture Holdings Ltd.	188,350	218
	China Vanke Co., Ltd.	173,920	202
	Hidili Industry International Development Ltd.	124,000	184
	Shanghai Industrial Holding Ltd.	59,000	168
	China International Marine Containers (Group) Co.,Ltd.	149,237	153
	Shanghai Zhenhua Port Machinery Co., Ltd. Class B	107,300	152
	China Bluechemical, Ltd.	222,000	152
	China Communication Services Corp. Ltd.	196,000	149
	Nine Dragons Paper Holdings Ltd.	179,000	138
^	Beijing Capital International Airport Co., Ltd.	160,000	131
	Dongfeng Motor Corp.	288,000	124
	China Shipping Container Lines Co. Ltd.	371,700	120
	Zhejiang Expressway Co., Ltd.	166,000	114
	Beijing Enterprises Holdings Ltd.	30,000	113
	Global Bio-chem Technology Group Co. Ltd.	284,000	107
	Harbin Power Equipment Co., Ltd.	66,000	102
	Weichai Power Co., Ltd. Class H	20,000	100
	ZTE Corp.	20,160	100
	Maanshan Iron and Steel Co. Ltd.	156,000	96
	Parkson Retail Group Ltd.	70,000	96
	KWG Property Holding, Ltd.	161,500	93
	Yantai Changyu Pioneer Wine Co., Ltd.	15,300	93
	Jiangsu Expressway Co. Ltd. H Shares	110,000	93
	Dongfang Electrical Corp Ltd.	26,000	88
	China Travel International	316,000	85
	Zhaojin Mining Industry Co. Ltd.	73,000	85
	China Molybdenum Co. Ltd.	87,000	71
	TPV Technology Ltd.	132,000	67
	Guangzhou Investment Co. Ltd.	460,000	67
	Tsingtao Brewery Co., Ltd.	30,000	64
	The Guangshen Railway Co., Ltd.	128,000	64
	Guangdong Investment Ltd.	164,000	63
	Shanghai Lujiazui Finance & Trade Zone DevelopmentCo., Ltd. Class B	45,900	63
	Sinopec Shanghai Petrochemical Co. Ltd.	184,000	61
	BYD Co. Ltd.	55,100	56
	Zhejiang Southeast Electric Power Co., Ltd.	72,400	54
	Shenzhen Investment Ltd.	144,808	50
	CSG Holding Co. Ltd.	46,507	49
*,^	China Southern Airlines Co. Ltd.	106,000	48
	Shandong Chenming Paper Holdings Ltd. Class B	54,700	45
	China Foods Ltd.	100,000	44

	Weiqiao Textile Co. Ltd.	54,000	41
*	China Eastern Airlines Corp. Ltd.	122,000	40
	Huadian Power International Corp. Ltd.	140,000	39
	TravelSky Technology Ltd.	64,000	39
*	BOE Technology Group Co. Ltd. Class B	100,400	37
	Shenzhen Expressway Co. Ltd.	68,000	36
	Sinotrans Ltd.	153,000	36
*	Dazhong Transportation Group Co., Ltd. B Shares	48,000	35
	China Merchants Property Development Co., Ltd.	22,950	32
*	Brilliance China Automotive Holdings Ltd.	248,000	27
	Great Wall Motor Co., Ltd.	39,500	25
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd.	10,300	11
*	Semiconductor Manufacturing International Corp.	152,000	8
	Guangdong Electric Power Development Co., Ltd.	16,400	7
	Anhui Expressway Co., Ltd.	8,000	6
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	3,200	5
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,840	4
	Bengang Steel Plates Co., Ltd.	7,000	4
*	Chongqing Changan Automobile Co., Ltd.	10,656	4
*	Shanghai Haixan Group Co. Ltd. Class B	8,200	4
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	4,300	4
	Shanghai Friendship Group Inc. Co. Class B	2,900	3
	Shanghai Jinjiang International Hotels DevelopmentCo., Ltd. Class B	2,700	3
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,100	3
	Huadian Energy Co. Ltd.	7,600	3
	Guangdong Provincial Expressway Development Co., Ltd.	6,100	3
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	20,000	3
*	Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd. Class B	3,500	3
	Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	2,800	3
	Guangzhou Pharmaceutical Co., Ltd.	4,000	2
	Double Coin Holdings, Ltd. Class B	4,300	2
*	Jinzhou Port Co., Ltd.	3,300	2
	Jiangling Motors Corp. Ltd.	1,800	1
*	Weifu High-Technology Co., Ltd.	2,000	1
	Tianjin Capital Environmental Protection Co., Ltd.	4,000	1
*	Shenzhen Special Economic Zone Real Estate Group Co. Ltd. Class B	2,100	1
			66,505
Colombia (0.1%)
	Bancolombia SA ADR	58,717	1,981
Czech Republic (0.2%)
	Ceske Energeticke Zavody a.s.	32,671	2,700
	Komercni Banka a.s.	5,099	1,294
	Cesky Telecom a.s.	21,336	720
	Zentiva NV	2,300	159
	Unipetrol a.s.	8,523	118
			4,991
Denmark (0.8%)
	Novo Nordisk A/S B Shares	87,226	5,531
*	Vestas Wind Systems A/S	30,000	3,913
	Danske Bank A/S	112,168	3,170
	AP Moller-Maersk A/S B Shares	212	2,465
	AP Moller-Maersk A/S A Shares	201	2,315
	Carlsberg A/S B Shares	18,239	1,480
	Novozymes A/S	8,529	801
*	Jyske Bank A/S	8,972	564
	Danisco A/S	6,370	434
	Coloplast A/S B Shares	4,337	364
	H. Lundbeck A/S	9,700	246
*,^	William Demant A/S	3,300	199
	Rockwool International A/S	192	22
			21,504
Egypt (0.1%)
	Orascom Construction Industries GDR	11,099	1,607
	Orascom Telecom Holding SAE GDR	18,915	985
			2,592
Finland (1.0%)
	Nokia Oyj	617,191	16,845

	Fortum Oyj	71,390	3,147
	Sampo Oyj A Shares	81,994	2,060
	UPM-Kymmene Oyj	81,021	1,281
	Kone Oyj	32,209	971
	Wartsila Oyj B Shares	14,680	893
	Neste Oil Oyj	36,379	878
	Stora Enso Oyj R Shares	92,233	833
	Metso Oyj	20,056	720
	Rautaruuki Oyj	16,200	609
	Outokumpu Oyj A Shares	18,524	431
	Kesko Oyj	7,500	207
	TietoEnator Oyj B Shares	5,868	119
	SanomaWSOY Oyj	4,268	93
			29,087
France (8.0%)
	Total SA	390,363	29,890
^	Gaz de France	271,931	17,018
	BNP Paribas SA	147,741	14,565
	Sanofi-Aventis	159,901	11,224
	France Telecom SA	316,060	9,993
	AXA	333,916	9,814
	Societe Generale Class A	95,120	8,802
	Vivendi SA	189,082	7,906
	LVMH Louis Vuitton Moet Hennessy	60,040	6,603
	Groupe Danone	83,699	6,208
	Carrefour SA	114,884	5,868
	Air Liquide SA	42,085	5,506
	L'Oreal SA	50,015	5,237
	Alstom	46,015	5,151
	Vinci SA	78,708	4,450
	Schneider Electric SA	39,362	4,358
	Veolia Environnement	75,604	4,012
	Lafarge SA	27,960	3,804
	Cie. de St. Gobain SA	60,310	3,749
	Electricite de France	41,283	3,587
	Pernod Ricard SA	35,836	3,119
	Credit Agricole SA	143,052	3,046
	Unibail Co.	13,138	2,939
	Renault SA	33,251	2,760
	Bouygues SA	42,650	2,757
	Vallourec SA	8,482	2,526
	Accor SA	37,114	2,475
*	Alcatel-Lucent	364,486	2,180
^	Hermes International	12,587	2,002
	Essilor International SA	35,212	1,739
	Pinault-Printemps-Redoute SA	15,351	1,665
	Cap Gemini SA	23,441	1,496
*	Suez Environnement SA Rights Exp. 10/22/08	203,501	1,463
	Technip SA	17,199	1,458
	PSA Peugeot Citroen	28,913	1,412
	Christian Dior SA	11,739	1,263
	STMicroelectronics NV	114,168	1,263
	Sodexho Alliance SA	19,103	1,246
	Lagardere S.C.A.	21,365	1,171
	Compagnie Generale des Etablissements Michelin SA	17,597	1,160
	Eramet SLN	1,672	1,157
	CNP Assurances	8,772	978
	Thales SA	15,996	905
*	Compagnie Generale de Geophysique SA	20,317	794
	Casino Guichard-Perrachon SA	7,740	772
	Air France	29,977	745
	Publicis Groupe SA	22,273	727
	Klepierre	17,892	724
^	Eiffage SA	11,183	674
	Atos Origin SA	10,269	593
	Dassault Systemes SA	8,742	566
^	Safran SA	30,855	520
	Arkema	10,196	518

^	Natixis	57,417	464
	Eurazeo	4,025	401
^	Wendel Investissement	3,584	398
	Legrand SA	15,055	385
	Societe Television Francaise 1	22,400	384
	Valeo SA	11,350	367
	Aeroports de Paris (ADP)	4,115	356
	Gecina SA	2,739	324
	Societe des Autoroutes Paris-Rhin-Rhone	3,783	324
	Societe BIC SA	5,991	305
	Imerys SA	5,094	305
^	PagesJaunes SA	20,182	272
	ICADE	2,482	268
*	Suez Environnement SA	8,700	251
	JCDecaux SA	9,833	249
	Ciments Francais SA	1,759	244
*	Thomson SA	41,638	182
^	Euler Hermes SA	1,515	116
			222,153
Germany (6.7%)
	E.On AG	108,856	20,745
	Siemens AG	149,200	18,231
	Allianz AG	73,496	12,462
	Volkswagen AG	35,434	11,290
	Bayer AG	123,888	10,662
	BASF AG	154,395	9,773
	Daimler AG (Registered)	166,767	9,634
	Deutsche Telekom AG	530,827	9,201
	SAP AG	151,607	8,778
	Deutsche Bank AG	86,123	7,957
	RWE AG	63,405	7,587
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	35,641	5,916
	Deutsche Boerse AG	31,825	3,623
	ThyssenKrupp AG	62,028	3,451
	Deutsche Post AG	145,648	3,418
	Commerzbank AG	105,537	3,394
	K&S AG	26,928	3,311
	Continental AG	25,906	2,912
	Linde AG	20,181	2,790
	Volkswagen AG Pfd.	16,879	2,634
	Man AG	22,425	2,249
	Bayerische Motoren Werke AG	48,527	2,179
	Porsche AG	14,036	2,104
	Fresenius Medical Care AG	35,690	1,966
	Adidas AG	31,805	1,947
	Metro AG	26,661	1,502
	Beiersdorf AG	19,737	1,273
	Salzgitter AG	7,611	1,242
	Merck KGaA	10,028	1,212
^	TUI AG	52,040	1,196
	Henkel AG & Co. KGaA	29,799	1,189
	Fresenius AG Pfd.	12,135	985
	Henkel KGaA	25,029	959
^	Hypo Real Estate Holding AG	32,578	911
*	Infineon Technologies AG	116,623	882
	Deutsche Postbank AG	11,224	793
	Deutsche Lufthansa AG	34,210	785
	Hannover Rueckversicherung AG	13,416	639
*	Q-Cells AG	6,528	632
	Hochtief AG	7,846	610
	Wacker Chemie AG	2,580	531
	Lanxess	13,623	527
	Celesio AG	14,545	475
	HeidelbergCement AG	3,736	445
	Fraport AG	6,348	388
	Fresenius AS	4,184	364
	Puma AG	903	291
^	Heidelberger Druckmaschinen AG	11,352	208

	Aachener & Muenchener Beteiligungs AG (Bearer)	1,127	206
*	Arcandor AG	15,996	185
	Suedzucker AG	9,537	166
	Altana AG	7,703	121
			186,931
Greece (0.5%)
	National Bank of Greece SA ADR	455,461	4,281
	Alpha Credit Bank SA	64,685	1,907
	EFG Eurobank Ergasias	62,934	1,561
	Bank of Piraeus	51,736	1,545
	Hellenic Telecommunications Organization SA ADR	132,067	1,378
	Greek Organization of Football Prognostics	36,287	1,298
	GEA Group AG	30,434	1,001
	Public Power Corp.	17,020	526
	Coca-Cola Hellenic Bottling Co. SA	20,018	491
	Titan Cement Co. SA	7,028	278
	Hellenic Petroleum SA	16,930	222
*	Commercial Bank of Greece SA	3,080	67
	National Bank of Greece SA	187	9
			14,564
Hong Kong (2.4%)
	Industrial and Commercial Bank of China Ltd. Class H	6,698,000	5,009
	Hutchison Whampoa Ltd.	515,000	4,818
	Sun Hung Kai Properties Ltd.	296,409	4,396
	Cheung Kong Holdings Ltd.	277,000	3,875
	Hong Kong Exchanges & Clearing Ltd.	179,500	2,643
	Hang Seng Bank Ltd.	121,700	2,382
	CLP Holdings Ltd.	286,000	2,340
	Swire Pacific Ltd. A Shares	185,000	1,976
	Hong Kong & China Gas Co., Ltd.	829,850	1,826
	Boc Hong Kong Holdings Ltd.	690,237	1,738
	Li & Fung Ltd.	496,000	1,675
	Tencent Holdings Ltd.	177,600	1,569
	Wharf Holdings Ltd.	351,250	1,552
	Esprit Holdings Ltd.	144,500	1,538
	Hongkong Land Holdings Ltd.	367,000	1,506
	Hong Kong Electric Holdings Ltd.	258,000	1,496
	China Overseas Land & Investment Ltd.	774,000	1,371
	Henderson Land Development Co. Ltd.	209,466	1,297
	Hang Lung Properties Ltd.	411,000	1,291
	Bank of East Asia Ltd.	258,000	1,244
	Hang Lung Development Co., Ltd.	260,000	1,153
	Jardine Matheson Holdings Ltd.	36,000	1,133
	Shangri-La Asia Ltd.	428,444	915
	Wing Hang Bank Ltd.	64,500	863
	MTR Corp.	254,500	826
	New World Development Co., Ltd.	406,000	757
	Link REIT	324,343	724
	Sino Land Co.	340,000	675
	China Netcom Group Corp. Hong Kong Ltd.	216,500	657
^	Tingyi Holding Corp.	516,000	617
	Kingboard Chemical Holdings Ltd.	129,000	613
	China National Building Material Co., Ltd.	312,000	599
	PCCW Ltd.	765,000	484
	Hopewell Holdings Ltd.	131,000	470
^	Cathay Pacific Airways Ltd.	238,015	455
	Kerry Properties Ltd.	85,500	452
^	Techtronic Industries Co., Ltd.	451,500	426
	Belle International Holdings Ltd.	413,000	423
*,^	China Railway Group, Ltd.	468,000	380
^	Hengan International Group Co. Ltd.	125,622	380
*	Foxconn International Holdings Ltd.	387,000	367
^	China Citic Bank	540,700	342
^	Country Garden Holdings Co.	524,960	313
^	Sinofert Holdings, Ltd.	430,000	309
	Wing Lung Bank Ltd.	15,400	302
	Cheung Kong Infrastructure Holdings Ltd.	68,000	299
	Wheelock and Co. Ltd.	108,000	292

*	CITIC International Financial Holdings Ltd.	348,000	282
	Sino-Ocean Land Holdings Ltd.	404,500	265
	Hysan Development Co., Ltd.	85,000	242
	Shimao Property Holdings Ltd.	170,594	210
	Guoco Group	20,000	209
*	Hutchison Telecommunications International Ltd.	156,000	204
	Television Broadcasts Ltd.	36,000	201
	Agile Property Holdings, Inc.	212,000	197
	China Insurance International Holdings Co., Ltd.	78,000	178
	Fosun International	236,000	163
	CNPC Hong Kong Ltd.	380,000	161
	NWS Holdings Ltd.	73,000	156
	China High Speed Transmission Equipment Group Co., Ltd.	75,000	141
	Shui On Land Ltd.	151,500	136
	Orient Overseas International Ltd.	31,000	135
*	CITIC Resources Holdings Ltd.	370,300	127
	Lifestyle International Holdings, Ltd.	81,500	122
	ASM Pacific Technology Ltd.	16,700	120
	First Pacific Co. Ltd.	208,000	119
	Johnson Electric Holdings Ltd.	278,500	118
	Huabao International Holdings Ltd.	145,000	116
	Kowloon Development Co., Ltd.	70,000	114
	Hopewell Highway Infrastructure Ltd.	147,500	113
	Yue Yuen Industrial (Holdings) Ltd.	43,000	111
	Chinese Estates Holdings	78,000	111
	Industrial and Commercial Bank of China (Asia) Ltd.	43,777	104
	Hong Kong and Shanghai Hotels Ltd.	61,500	94
	Hong Kong Aircraft & Engineering Co., Ltd.	6,400	88
	Anta Sports Products Ltd.	113,000	88
	Dah Sing Financial Group	10,400	81
	C C Land Holdings Ltd.	135,000	79
	Shun Tak Holdings Ltd.	99,000	77
	Great Eagle Holdings Ltd.	26,000	74
*	New World China Land Ltd.	161,200	74
	Cafe De Coral Holdings Ltd.	38,000	72
	Shenzhen International Holdings Ltd.	647,500	62
*	Galaxy Entertainment Group Ltd.	129,000	54
	Hopson Development Holdings Ltd.	44,000	46
	Greentown China Holdings Ltd.	54,500	46
	Lee & Man Paper Manufacturing Ltd.	29,200	34
	Melco International Development Corp.	51,000	32
	Giordano International Ltd.	22,000	9
	Texwinca Holdings Ltd.	10,000	9
	Chong Hing Bank Ltd.	3,000	8
	Mandarin Oriental International Ltd.	4,000	7
	Lianhua Supermarket Holdings Ltd. Class H	4,000	6
	Henderson Investment Ltd.	74,000	5
	Dah Sing Banking Group Ltd.	2,800	5
	Next Media Ltd.	14,000	4
	Fubon Bank (Hong Kong) Ltd.	6,000	4
	Hutchinson Harbour Ring Ltd.	38,000	3
	Beijing North Star Co. Ltd.	10,000	3
	Public Financial Holdings Ltd.	4,000	2
			65,989
Hungary (0.2%)
*	OTP Bank Nyrt.	45,380	2,102
	MOL Hungarian Oil and Gas Nyrt.	12,555	1,722
	Richter Gedeon Nyrt.	3,870	880
	Magyar Tavkozlesi Nyrt.	85,097	467
			5,171
India (1.8%)
	Reliance Industries Ltd. GDR	44,906	4,602
	Infosys Technologies Ltd. ADR	100,373	3,954
*	Bharti Airtel Ltd.	123,739	2,308
	Larsen & Toubro Ltd.	34,250	2,077
	ITC Ltd.	451,793	1,968
	Housing Development Finance Corp. Ltd.	33,655	1,782
	ICICI Bank Ltd. ADR	55,823	1,653

*	Reliance Communication Ventures	133,475	1,554
	Satyam Computer Services Ltd. ADR	68,897	1,470
	Reliance Industries Ltd.	26,091	1,345
	Tata Iron and Steel Co. Ltd.	84,730	1,293
	HDFC Bank Ltd. ADR	16,485	1,289
	State Bank of India GDR	19,501	1,276
	Wipro Ltd. ADR	105,367	1,186
	Oil and Natural Gas Corp. Ltd.	44,019	1,022
	Bharat Heavy Electricals Ltd.	22,619	884
	Dr. Reddy's Laboratories Ltd. ADR	57,813	779
*	Essar Oil Ltd.	173,597	761
	Tata Communications Ltd.	35,609	730
*	Sterlite Industries (India) Ltd.	46,251	682
	Hindustan Lever Ltd.	121,722	681
	Axis Bank Ltd.	43,603	663
	Mahanagar Telephone Nigam Ltd. ADR	120,716	595
	NTPC Ltd.	128,914	511
	Reliance Capital Ltd.	16,926	511
*	Reliance Petroleum Ltd.	131,223	503
	Jindal Steel & Power Ltd.	9,754	470
	Cipla Ltd.	88,849	454
	Grasim Industries Ltd.	10,203	430
*	Hindalco Industries Ltd.	127,553	420
	Tata Consultancy Services Ltd.	21,335	416
	Tata Power Co. Ltd.	15,342	412
	Jaiprakash Associates Ltd.	109,070	399
*	Idea Cellular Ltd.	180,550	370
	Reliance Energy Ltd.	16,453	368
	JSW Steel Ltd.	19,837	341
*	Reliance Natural Resources, Ltd.	147,729	336
	DLF Ltd.	26,043	310
	Infrastructure Development Finance Co., Ltd.	139,442	299
	Suzlon Energy Ltd.	53,562	279
	Gail India Ltd.	29,811	261
	Aditya Birla Nuvo Ltd.	8,440	261
*	Sun Pharmaceutical Industries Ltd.	7,805	257
*	Cairn India Ltd.	45,092	254
	Siemens India Ltd.	19,810	253
	Steel Authority of India Ltd.	72,803	238
	Bajaj Auto Ltd.	18,382	230
	Glenmark Pharmaceuticals Ltd.	14,990	227
	Nicholas Piramal India Ltd.	30,270	226
	GlaxoSmithKline Pharmaceuticals (India) Ltd.	8,666	222
	Kotak Mahindra Bank	17,671	218
	Unitech, Ltd.	57,228	218
	Hero Honda Motors Ltd.	11,513	216
	Ranbaxy Laboratories Ltd.	17,587	205
*	Aban Offshore Ltd.	3,391	197
	Punjab National Bank Ltd.	18,651	196
	Sesa Goa Ltd.	2,374	186
	Tata Chemicals Ltd.	24,499	182
	Asea Brown Boveri India Ltd.	9,960	179
	Power Grid Corp of India Ltd	81,120	179
*	Adani Exports, Ltd.	11,892	177
*	United Spirits Ltd.	5,854	175
	Nestle India Ltd.	4,502	172
	Bajaj Finserv Ltd.	16,537	172
	Indiabulls Financial Services Ltd.	24,987	171
	Bharat Forge Ltd.	28,530	170
	Great Eastern Shipping Co.	17,664	168
*	Mundra Port and Special Economic Zone Ltd.	11,592	156
	Maruti Udyog Ltd.	11,472	154
	Mahindra & Mahindra Ltd.	12,452	152
	Tata Motors Ltd.	15,995	150
	Zee Entertainment Enterprises	32,802	148
	Indian Oil Corporation Ltd.	15,624	147
	Bank of India	22,739	144
*	Reliance Power Ltd.	37,067	142

	HCL Technologies Ltd.	29,116	136
	Hindustan Petroleum Corp., Ltd.	26,201	134
	Divi's Laboratories Ltd.	4,005	131
	Ambuja Cements Ltd.	68,125	129
	Bharat Petroleum Corp. Ltd.	16,912	129
	Asian Paints (India) Ltd.	4,405	124
	Crompton Greaves, Ltd.	22,106	122
	Colgate-Palmolive (India) Ltd.	12,688	121
	Punj Lloyd Ltd.	17,917	112
*	Financial Technologies (India) Ltd.	2,704	91
	Union Bank of India Ltd.	27,504	84
	Power Finance Corp.	26,852	83
	Housing Development & Infrastructure Ltd.	7,980	83
	Lupin Ltd.	4,820	83
*	Lanco Infratech Ltd.	11,328	82
	Bajaj Holdings and Investment Ltd.	8,936	73
	Godrej Industries Ltd.	17,213	70
	National Aluminium Co., Ltd.	6,100	60
	Ultratech Cemco Ltd.	3,849	52
	Associated Cement Cos. Ltd.	3,467	47
	Dabur India Ltd.	20,253	43
	Bharat Electronics Ltd.	1,858	42
	Canara Bank Ltd.	9,705	41
*	GMR Infrastructure Ltd.	15,377	33
	Oriental Bank of Commerce	8,752	31
*	I-Flex Solutions Ltd.	935	30
	Industrial Development Bank of India Ltd.	16,782	29
	Ashok Leyland Ltd.	41,763	27
	Moser Baer India Ltd.	9,766	21
	Great Offshore Ltd.	2,253	21
	Mphasis Ltd.	2,267	11
*	Piramal Life Sciences Ltd.	1,618	7
	Bank of Baroda	1,056	6
	Shipping Corp. of India Ltd.	819	4
	Tech Mahindra Ltd.	221	4
	Jet Airways (India) Ltd.	250	3
	Cadila Healthcare Ltd.	364	3
	Corporation Bank	416	2
	Castrol (India) Ltd.	358	2
	Wockhardt Ltd.	500	2
			50,494
Indonesia (0.3%)
	PT Bumi Resources Tbk	3,088,000	2,264
	PT Astra International Tbk	711,000	1,746
	PT Telekomunikasi Indonesia Tbk	1,593,000	1,324
	PT Bank Central Asia Tbk	2,518,000	829
	PT Bank Rakyat Indonesia Tbk	868,500	576
	PT United Tractors Tbk	333,000	413
	PT Perusahaan Gas Negara Tbk	279,000	370
	PT Indonesian Satellite Corp. Tbk	306,000	218
	PT Bank Mandiri Tbk	610,000	197
	PT Unilever Indonesia Tbk	258,500	195
	PT Astra Agro Lestari Tbk	75,500	180
	PT Indofood Sukses Makmur Tbk	678,500	168
	PT Tambang Batubara Bukit Asam Tbk	111,000	165
	PT International Nickel Indonesia Tbk	252,500	126
	PT Aneka Tambang Tbk	460,000	124
	PT Indocement Tunggal Prakarsa Tbk (Local)	146,000	98
	PT Semen Gresik Tbk	137,500	61
*	PT Bank Indonesia Tbk	626,000	61
	PT Bank Danamon Tbk	78,000	47
	PT Gudang Garam Tbk	45,500	33
	PT Ramayana Lestari Sentosa Tbk	221,500	18
			9,213
Ireland (0.3%)
	CRH PLC	87,853	2,326
	Allied Irish Banks PLC	147,923	1,831
*	Elan Corp. PLC	75,038	1,529

	Bank of Ireland	166,335	1,397
^	Anglo Irish Bank Corp. PLC	120,695	958
	Kerry Group PLC A Shares	21,437	594
*	Ryanair Holdings PLC ADR	14,173	345
	Irish Life & Permanent PLC	42,034	337
*	Ryanair Holdings PLC	58,749	222
			9,539
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	132,042	5,920
	Israel Chemicals Ltd.	99,801	1,847
	Bank Hapoalim Ltd.	148,456	615
	Makhteshim-Agan Industries Ltd.	66,435	574
	Bezeq Israeli Telecommunication Corp., Ltd.	306,395	553
*	NICE Systems Ltd.	18,318	541
	Bank Leumi Le-Israel	107,780	472
*	The Israel Corp. Ltd.	333	392
*	Perrigo Co.	10,635	374
*	Cellcom Israel Ltd.	7,393	240
	Partner Communications Co. Ltd.	10,400	226
	Elbit Systems Ltd.	3,400	179
	Osem Investment Ltd.	8,700	112
	United Mizrahi Bank Ltd.	15,400	109
	Oil Refineries Ltd.	136,313	95
	Ormat Industries Ltd.	7,805	86
	Koor Industries Ltd.	1,500	83
*	Israel Discount Bank Ltd.	42,700	81
	IDB Development Corp. Ltd.	3,200	72
	Elbit Medical Imaging Ltd.	2,156	69
	Discount Investment Corp. Ltd.	1,200	28
	Africa-Israel Investments Ltd.	400	16
	Harel Insurance Investments Ltd.	100	5
	Clal Insurance Enterprise Holdings Ltd.	200	4
	Super Sol Ltd.	300	2
	Delek Automotive Systems Ltd.	100	1
	Blue Square-Israel Ltd.	100	1
	Delek Group, Ltd.	8	1
	IDB Holding Corp., Ltd.	51	1
*	First International Bank of Israel Ltd. -ILS .05 Par	82	1
*	First International Bank of Israel Ltd. -ILS .01 Par	411	1
*	Alvarion Ltd.	151	1
	Migdal Insurance Holdings Ltd.	700	1
	Gazit Globe (1982) Ltd.	117	1
	Clal Industries and Investments Ltd.	200	1
	Property & Building Corp.	7	1
*	Given Imaging Ltd.	34	—
			12,706
Italy (2.8%)
	Eni SpA	453,445	15,301
	Unicredit SpA	1,614,604	9,620
	Intesa Sanpaolo SpA	1,450,356	8,145
	Assicurazioni Generali SpA	228,943	7,937
	Enel SpA	753,090	6,960
	Telecom Italia SpA	2,150,622	3,860
	Unione Di Banche Italiane ScpA	103,214	2,449
	Fiat SpA	128,128	2,192
	Saipem SpA	53,673	2,075
	Banco Popolare SpA	105,149	1,889
	Finmeccanica SpA	55,212	1,628
	Telecom Italia SpA RNC	975,651	1,317
	Atlantia SpA	45,990	1,230
	Banca Monte dei Paschi di Siena SpA	381,080	1,081
	Terna SpA	257,227	1,068
	Snam Rete Gas SpA	158,485	1,048
	Mediaset SpA	141,447	1,003
	Mediobanca Banca di Credito Finanziaria SpA	65,773	956
	A2A SpA	246,219	887
	Lottomatica SpA	22,432	699
	Alleanza Assicurazioni SpA	69,182	674

	Parmalat SpA	268,836	666
	Banca Popolare di Milano SpA	66,459	664
	IFIL Investments SpA	85,576	583
	Fondiari-Sai SpA	16,334	540
^	Luxottica Group SpA	19,340	473
	Pirelli & C. Accomandita per Azioni SpA	728,334	452
	Autogrill SpA	33,725	401
^	Banca Carige SpA	111,510	394
	Italcementi SpA	23,774	332
	Saras SpA Raffinerie Sarde	63,461	315
	Unipol Gruppo Finanziario SpA Pfd.	116,591	234
^	Bulgari SpA	17,196	187
*	Paz Oil Company Ltd.	1,278	180
	Unipol Gruppo Finanziario SpA	64,701	168
^	RCS Media Group SpA	72,014	162
	Buzzi Unicem SpA	7,041	148
	Italcementi SpA Risp.	13,701	144
	Edison SpA	70,164	138
	Fondiaria-Sai SpA RNC	3,492	75
^	Mediolanum SpA	17,160	72
	Benetton Group SpA	6,263	72
^	Gruppo Editoriale L'Espresso SpA	26,757	63
*,^	Seat Pagine Gialle SpA	518,267	59
	Pirelli & C. RNC	416	—
			78,541
Japan (14.5%)
	Toyota Motor Corp.	441,900	19,049
	Mitsubishi UFJ Financial Group	1,743,640	15,397
	Canon, Inc.	214,600	9,808
	Sumitomo Mitsui Financial Group, Inc.	1,252	9,714
	Matsushita Electric Industrial Co., Ltd.	398,000	8,391
	Nintendo Co.	17,100	8,297
	Honda Motor Co., Ltd.	221,300	7,065
	Mizuho Financial Group, Inc.	1,385	6,632
	Sony Corp.	160,200	6,058
	Mitsubishi Corp.	202,800	5,910
	Takeda Pharmaceutical Co. Ltd.	108,100	5,739
	NTT DoCoMo, Inc.	2,947	4,787
	Mitsui & Co., Ltd.	232,000	4,760
	Nippon Steel Corp.	823,000	4,685
	Nomura Holdings Inc.	315,000	4,546
	Tokyo Electric Power Co.	160,900	4,431
	East Japan Railway Co.	561	4,388
	Nippon Telegraph and Telephone Corp.	856	4,349
	Komatsu Ltd.	162,600	4,038
	Mitsubishi Estate Co., Ltd.	163,000	3,926
	Japan Tobacco, Inc.	810	3,776
	JFE Holdings, Inc.	74,600	3,626
	Millea Holdings, Inc.	95,500	3,583
	Seven and I Holdings Co., Ltd.	114,900	3,514
	Mitsui Fudosan Co., Ltd.	144,000	3,258
	KDDI Corp.	551	3,156
	Shin-Etsu Chemical Co., Ltd.	50,800	3,108
	Hitachi Ltd.	401,000	2,891
	Nissan Motor Co., Ltd.	363,900	2,801
	Central Japan Railway Co.	269	2,736
	Sumitomo Metal Industries Ltd.	568,000	2,733
	Astellas Pharma Inc.	63,000	2,732
	Kansai Electric Power Co., Inc.	116,000	2,705
	Kyocera Corp.	29,800	2,567
	Daiichi Sankyo Co., Ltd.	85,300	2,547
	Mitsubishi Electric Corp.	258,000	2,543
	Toshiba Corp.	387,000	2,513
	Itochu Corp.	245,000	2,435
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	72,700	2,410
	Mitsubishi Heavy Industries Ltd.	539,000	2,377
	Kao Corp.	88,000	2,283
	Fanuc Co., Ltd.	28,100	2,231

	Chubu Electric Power Co.	91,000	2,186
	Orix Corp.	14,430	2,185
	Daiwa Securities Group Inc.	251,000	2,176
	Sumitomo Corp.	151,000	2,038
	T & D Holdings, Inc.	32,250	2,035
	Fuji Photo Film Co., Ltd.	60,600	1,905
	Mitsui OSK Lines Ltd.	145,000	1,878
	Fujitsu Ltd.	258,000	1,866
	Denso Corp.	70,600	1,834
	Marubeni Corp.	248,000	1,807
	Sharp Corp.	127,000	1,764
	Kirin Brewery Co., Ltd.	115,000	1,757
	Sumitomo Trust & Banking Co., Ltd.	247,000	1,701
	Secom Co., Ltd.	36,700	1,690
	Nippon Yusen Kabushiki Kaisha Co.	196,000	1,675
	Daikin Industries Ltd.	38,700	1,653
	Sumitomo Chemical Co.	247,000	1,630
	Murata Manufacturing Co., Ltd.	38,700	1,607
	Sumitomo Realty & Development Co.	78,000	1,606
	Bridgestone Corp.	97,300	1,588
	Asahi Glass Co., Ltd.	141,000	1,558
	Softbank Corp.	82,800	1,516
	Terumo Corp.	29,300	1,513
	Bank of Yokohama Ltd.	227,000	1,464
	Asahi Breweries Ltd.	77,400	1,456
	Tokyo Electron Ltd.	25,800	1,446
	Ricoh Co.	88,000	1,429
	Suzuki Motor Corp.	65,400	1,428
	Nikon Corp.	49,000	1,424
	NEC Corp.	258,000	1,413
	Rohm Co., Ltd.	24,500	1,399
	Eisai Co., Ltd.	38,700	1,386
	NTT Data Corp.	330	1,360
	Mazda Motor Corp.	234,000	1,351
	West Japan Railway Co.	281	1,332
	Tokyu Corp.	239,000	1,316
	Tohoku Electric Power Co.	56,800	1,262
	Yamada Denki Co., Ltd.	18,540	1,256
	Tokyo Gas Co., Ltd.	309,000	1,245
	Asahi Kasei Corp.	242,000	1,239
	Mitsubishi Chemical Holdings Corp.	207,500	1,238
	Keyence Corp.	5,600	1,223
	Toray Industries, Inc.	242,000	1,210
	Sumitomo Metal Mining Co.	93,000	1,189
	Yahoo Japan Corp.	3,111	1,180
	Kyushu Electric Power Co., Inc.	55,500	1,172
	Sumitomo Electric Industries Ltd.	95,700	1,162
	Dai-Nippon Printing Co., Ltd.	84,000	1,156
	Nippon Oil Corp.	179,000	1,133
	TDK Corp.	18,600	1,112
	Isuzu Motors Ltd.	258,000	1,110
	Olympus Corp.	33,000	1,108
	Chugoku Electric Power Co., Ltd.	51,600	1,107
	Yakult Honsha Co., Ltd.	38,700	1,106
	Aeon Co., Ltd.	90,400	1,103
	Sompo Japan Insurance Inc.	111,000	1,098
	Kobe Steel Ltd.	387,000	1,095
	Daito Trust Construction Co., Ltd.	23,900	1,090
	Nippon Mining Holdings Inc.	179,000	1,078
	Inpex Holdings, Inc.	106	1,072
	Konica Minolta Holdings, Inc.	65,000	1,067
	Hoya Corp.	51,600	1,064
*,^	Mitsubishi Motors Corp.	645,000	1,063
	Shinsei Bank, Ltd.	303,000	1,049
	Hankyu Corp.	230,000	1,042
	Dentsu Inc.	467	1,032
	Benesse Corp.	23,600	1,031
	Konami Corp.	32,500	1,028

	Shiseido Co., Ltd.	46,000	1,023
	Electric Power Development Co., Ltd.	25,800	999
	Kuraray Co., Ltd.	91,500	989
	Resona Holdings Inc.	683	982
	Mitsui Trust Holding Inc.	155,000	965
	JTEKT Corp.	64,400	963
	Sankyo Co., Ltd.	15,900	963
	Hokuriku Electric Power Co.	38,700	946
	Mitsubishi Materials Corp.	239,000	937
	Osaka Gas Co., Ltd.	258,000	931
	Kawasaki Heavy Industries Ltd.	355,000	918
	Shizuoka Bank Ltd.	85,000	909
^	Mizuho Trust & Banking Co., Ltd.	577,000	893
	Makita Corp.	25,800	883
	Fast Retailing Co., Ltd.	7,800	873
*	Sanyo Electric Co., Ltd.	387,000	863
	MEDICEO Holdings Co., Ltd.	51,600	861
^	Nissin Food Products Co., Ltd.	25,800	844
	SMC Corp.	8,400	837
	THK Co., Inc.	46,500	830
	Hokuhoku Financial Group, Inc.	323,000	825
	Joyo Bank Ltd.	174,000	816
	Hokkaido Electric Power Co., Ltd.	38,700	814
	Credit Saison Co., Ltd.	38,600	810
	Nipponkoa Insurance Co., Ltd.	100,000	803
	Ajinomoto Co., Inc.	78,000	802
	Yamaha Corp.	38,700	797
	Stanley Electric Co.	38,700	794
^	Kintetsu Corp.	254,000	768
	Toppan Printing Co., Ltd.	74,000	768
	Shionogi & Co., Ltd.	39,000	764
	Toyota Tsusho Corp.	38,600	763
	Nippon Paper Group, Inc.	268	754
	Toyoda Automatic Loom Works Ltd.	25,800	747
	JS Group Corp.	51,500	747
	Ono Pharmaceutical Co., Ltd.	13,500	744
	Nippon Express Co., Ltd.	163,000	743
	Nitto Denko Corp.	25,800	739
	Nisshin Steel Co.	235,000	727
	Ibiden Co., Ltd.	24,400	720
	Marui Co., Ltd.	93,200	717
	NTT Urban Development Corp.	520	717
	Chugai Pharmaceutical Co., Ltd.	44,600	713
	Taisho Pharmaceutical Co.	34,000	703
	Japan Steel Works Ltd.	39,000	700
	Toyo Seikan Kaisha Ltd.	38,700	699
	Seiko Epson Corp.	25,800	696
	Fuji Heavy Industries Ltd.	129,000	693
	Shikoku Electric Power	26,300	692
	JSR Corp.	38,700	691
	Daiwa House Industry Co., Ltd.	73,000	691
*	Elpida Memory Inc.	24,000	683
	Yamaguchi Financial Group, Inc.	51,000	682
	Omron Corp.	38,700	679
	Aisin Seiki Co., Ltd.	25,800	674
	Kubota Corp.	106,000	673
	Tobu Railway Co., Ltd.	147,000	670
*	Isetan Mitsukoshi Holdings Ltd.	58,040	669
	SBI Holdings, Inc.	2,832	669
	Lawson Inc.	12,800	662
	Chiba Bank Ltd.	99,000	661
	Sekisui House Ltd.	70,000	657
	OJI Paper Co., Ltd.	129,000	652
	Toho Co., Ltd.	30,700	644
	NGK Insulators Ltd.	44,000	640
	The Hiroshima Bank, Ltd.	156,000	638
	Yamato Holdings Co., Ltd.	51,000	636
	Namco Bandai Holdings Inc.	51,600	623

	Showa Denko K.K.	238,000	607
	JGC Corp.	29,000	587
	Taisei Corp.	236,000	573
	Odakyu Electric Railway Co.	81,000	561
	Brother Industries Ltd.	44,500	561
	Citizen Watch Co., Ltd.	77,400	549
	Sumco Corp.	24,100	547
	Nidec Corp.	7,700	544
	Fukuoka Financial Group, Inc.	130,000	543
	IHI Corp.	282,000	542
	Sojitz Holdings Corp.	174,500	534
	Advantest Corp.	25,800	531
	Kurita Water Industries Ltd.	16,300	518
	The Nishi-Nippon City Bank, Ltd.	178,000	516
	NSK Ltd.	62,000	511
	Kawasaki Kisen Kaisha Ltd.	63,000	500
	Nomura Research Institute, Ltd.	22,200	496
	Nippon Electric Glass Co., Ltd.	33,500	493
^	Promise Co., Ltd.	19,350	493
	Casio Computer Co.	38,700	477
	Trend Micro Inc.	13,500	470
	Mitsui Chemicals, Inc.	97,000	467
	Taiheiyo Cement Corp.	234,000	464
	Leopalace21 Corp.	33,600	451
	CSK Corp.	22,500	444
	Shimano, Inc.	9,600	443
	AEON Mall Co., Ltd.	14,800	439
	Yamaha Motor Co., Ltd.	25,800	435
	Yokogawa Electric Corp.	51,600	434
	FamilyMart Co., Ltd.	9,600	420
	The Iyo Bank, Ltd.	36,000	420
	Bank of Kyoto Ltd.	40,000	417
	Furukawa Electric Co.	86,000	417
	Kyowa Hakko Kogyo Co.	37,000	413
	Ube Industries Ltd.	114,000	409
	The Suruga Bank, Ltd.	32,000	399
	Acom Co., Ltd.	13,450	393
	Mitsubishi UFJ Lease & Finance Company Ltd.	8,930	390
^	Keihin Electric Express Railway Co., Ltd.	61,000	389
	The Hachijuni Bank Ltd.	60,000	386
	Aioi Insurance Co., Ltd.	71,000	380
	Kajima Corp.	116,000	377
	Nippon Sanso Corp.	45,000	372
	Sumitomo Heavy Industries Ltd.	59,000	369
	Yamato Kogyo Co., Ltd.	8,100	364
	Nippon Sheet Glass Co., Ltd.	89,000	362
	All Nippon Airways Co., Ltd.	99,000	362
	Nissan Chemical Industries, Ltd.	30,000	356
	Hirose Electric Co., Ltd.	3,700	350
	Ohbayashi Corp.	81,000	348
	Shimizu Corp.	84,000	337
	Nippon Meat Packers, Inc.	21,000	332
	NTN Corp.	53,000	331
	Shinko Securities Co., Ltd.	99,000	324
	Nisshin Seifun Group Inc.	23,500	322
	Keio Electric Railway Co., Ltd.	59,000	317
	Minebea Co., Ltd.	59,000	313
	TonenGeneral Sekiyu K.K.	37,000	313
	Takashimaya Co.	37,000	313
	Gunma Bank Ltd.	50,000	311
	Sekisui Chemical Co.	48,000	305
	Kinden Corp.	30,000	303
	The Chugoku Bank, Ltd.	23,000	302
	Matsushita Electric Works, Ltd.	34,000	302
	Tanabe Seiyaku Co., Ltd.	23,000	299
	Mitsubishi Gas Chemical Co.	45,000	298
	Hitachi Metals Ltd.	18,000	297
	Hisamitsu Pharmaceutical Co. Inc.	7,000	293

	Chiyoda Corp.	28,000	293
	Idemitsu Kosan Co. Ltd.	3,300	288
	Hitachi Construction Machinery Co.	10,800	285
	Santen Pharmaceutical Co., Ltd.	10,200	278
	Kikkoman Corp.	22,000	271
	Teijin Ltd.	90,000	271
	Mitsubishi Logistics Corp.	22,000	265
	Uni-Charm Corp.	3,700	261
	Daihatsu Motor Co., Ltd.	22,000	261
	77 Bank Ltd.	43,000	258
	Toho Gas Co., Ltd.	44,000	253
	Oriental Land Co., Ltd.	4,000	251
	Haseko Corp.	228,000	248
	J. Front Retailing Co., Ltd.	45,400	247
	Tosoh Corp.	57,000	246
	Keihan Electric Railway Co., Ltd.	59,000	246
	Sapporo Holdings Ltd.	34,000	243
	Daicel Chemical Industries Ltd.	41,000	241
	Nisshinbo Industries, Inc.	20,000	241
	Susuken Co., Ltd.	7,000	241
	Maruichi Steel Tube Ltd.	8,500	240
	Shimadzu Corp.	26,000	238
	Dowa Mining Co., Ltd.	35,000	234
	Hitachi Chemical Co., Ltd.	12,200	233
	Alfresa Holdings Corp.	3,800	233
	Sega Sammy Holdings Inc.	24,300	226
	Amada Co., Ltd.	33,000	225
	Nagoya Railroad Co., Ltd.	78,000	222
	Tokyu Land Corp.	44,000	220
	Cosmo Oil Co., Ltd.	71,000	219
	Sapporo Hokuyo Holdings, Inc.	35	218
	Mabuchi Motor Co.	4,100	213
	Japan Petroleum Exploration Co., Ltd.	3,400	211
^	Toto Ltd.	29,000	211
	Alps Electric Co., Ltd.	20,300	209
	Hamamatsu Photonics Co.	7,700	205
*	Japan Airlines System Co.	100,000	204
	Taiyo Yuden Co., Ltd.	20,000	202
	Toyo Suisan Kaisha, Ltd.	8,000	201
	Fujikura Ltd.	44,000	198
	Aozora Bank, Ltd.	81,000	196
	Hakuhodo DY Holdings Inc.	3,510	191
	Mitsumi Electric Co., Ltd.	9,800	191
	Mitsui Mining & Smelting Co., Ltd.	62,000	189
	Mitsui Engineering & Shipbuilding Co., Ltd.	62,000	188
	Ushio Inc.	11,900	184
	Fuji Electric Holdings Co., Ltd.	66,000	183
	Toyota Boshoku Corp.	8,100	179
	Uny Co., Ltd.	17,000	178
	Mitsubishi Rayon Co., Ltd.	58,000	177
	Yaskawa Electric Corp.	21,000	177
	NOK Corp.	12,100	175
	Toyoda Gosei Co., Ltd.	6,300	173
	Asics Corp.	18,000	168
	Daido Steel Co., Ltd.	32,000	167
	Tokuyama Corp.	26,000	163
	Hitachi Koki Co.	12,200	162
	Denki Kagaku Kogyo K.K.	53,000	157
*	Mitsubishi UFL NiCOS Co., Ltd.	46,000	154
	Onward Kashiyama Co., Ltd.	14,000	153
	JAFCO Co., Ltd.	3,900	150
	Yamazaki Baking Co., Ltd.	13,000	150
	Dai-Nippon Ink & Chemicals, Inc.	55,000	148
^	Bosch Corp.	27,000	148
*	IT Holdings Corp.	8,200	147
	Tsumura & Co.	5,500	146
	Takefuji Corp.	10,560	144
	Mochida Pharmaceutical	12,000	143

	Dai Nippon Pharmaceutical Co., Ltd.	17,000	142
	Nichirei Corp.	24,000	141
	Okuma Corp.	16,000	141
	Sumitomo Rubber Industries Ltd.	16,900	135
	Nitori Co., Ltd.	2,400	131
	Sumitomo Forestry Co.	16,000	129
	Ryohin Keikaku Co., Ltd.	2,200	129
^	Ezaki Glico Co., Ltd.	11,000	128
	Tokyo Tatemono Co., Ltd.	26,000	128
	IZUMI Co., Ltd.	8,200	128
	The San-in Godo Bank, Ltd.	15,000	127
	Rinnai Corp.	3,500	126
	Mori Seiki Co.	8,600	126
	USS Co., Ltd.	1,880	125
	Takara Holdings Inc.	19,000	124
	Q.P. Corp.	13,400	123
	Toyobo Ltd.	62,000	122
	Obic Co., Ltd.	670	122
	Don Quijote Co., Ltd.	6,500	122
	The Nanto Bank, Ltd.	24,000	121
	Hitachi High-Technologies Corp.	6,200	121
	Tokyo Steel Manufacturing Co.	10,800	121
	Ebara Corp.	39,000	119
	Pioneer Corp.	15,300	119
	Kansai Paint Co., Ltd.	17,000	118
	Itochu Techno-Science Corp.	4,200	118
	Kamigumi Co., Ltd.	16,000	117
	Nishi-Nippon Railroad Co., Ltd.	33,000	117
	Showa Shell Sekiyu K.K.	10,500	116
	Dowa Fire & Marine Insurance Co.	21,000	114
	Yamatake Corp.	4,700	113
	Aeon Credit Service Co. Ltd.	8,900	113
	The Hyakujushi Bank Ltd.	20,000	113
	Seino Transportation Co., Ltd.	19,000	112
	Sagami Railway	30,000	112
	The Bank of Nagoya, Ltd.	19,000	112
	Asatsu-DK Inc.	4,100	112
	Keisei Electric Railway Co., Ltd.	20,000	110
	The Awa Bank, Ltd.	20,000	109
	Komeri Co., Ltd.	3,800	108
	The Kagoshima Bank, Ltd.	15,000	108
	Meiji Dairies Corp.	21,000	108
	Yokohama Rubber Co.	22,000	107
	Koito Manufacturing Co., Ltd.	8,000	107
	Coca-Cola West Japan Co., Ltd.	4,700	104
	Pacific Metals Co., Ltd.	17,000	104
	Meiji Seika Kaisha Ltd.	22,000	103
*,^	Oki Electric Industry Co. Ltd.	67,000	101
	Oracle Corp. Japan	2,400	101
	Hino Motors, Ltd.	19,000	100
	Otsuka Corp.	1,500	99
	NHK Spring Co.	14,000	99
	Shimachu Co.	4,000	99
	The Keiyo Bank, Ltd.	18,000	99
	The Shiga Bank, Ltd.	15,000	98
	Ogaki Kyoritsu Bank, Ltd.	17,000	97
	The Daishi Bank, Ltd.	23,000	96
*	Daiei, Inc.	12,200	96
	Canon Sales Co. Inc.	6,500	96
	Lion Corp.	21,000	94
	Square Enix Co., Ltd.	3,000	93
	The Juroku Bank, Ltd.	21,000	93
^	Wacoal Corp.	8,000	91
	The Hyakugo Bank Ltd.	15,000	90
	NGK Spark Plug Co.	8,000	90
	Sumitomo Osaka Cement Co., Ltd.	53,000	89
	Sumitomo Bakelite Co. Ltd.	17,000	88
	Higo Bank Ltd.	15,000	84

	The Musashino Bank, Ltd.	2,200	84
^	Urban Corp.	69,000	83
	Kaneka Corp.	13,000	80
	Shinko Electric Industries Co., Ltd.	5,800	77
	Ito En, Ltd.	5,200	77
^	Park24 Co., Ltd.	13,800	77
^	ULVAC, Inc.	2,400	76
	Aoyama Trading Co., Ltd.	4,300	76
	Nippon Shokubai Co., Ltd.	11,000	76
	Aiful Corp.	7,100	74
	Shimamura Co., Ltd.	1,200	73
	Tokai Rika Co., Ltd.	4,100	70
	Toda Corp.	20,000	69
	The Hokkoku Bank, Ltd.	20,000	68
	Nomura Real Estate Holdings Inc.	3,100	63
	Shima Seiki Manufacturing, Ltd.	1,800	45
	Takata Corp.	2,400	36
	Hankyu Department Stores, Inc.	4,000	26
	House Foods Industry Corp.	1,400	23
	Osaka Titanium Technologies Co.	400	21
	Circle K Sunkus Co., Ltd.	1,200	21
	Kokuyo Co., Ltd.	2,300	20
	ZEON Corp.	5,000	20
	Matsumotokiyoshi Holdings Co., Ltd.	1,000	20
	Matsui Securities Co., Ltd.	2,700	19
	EDION Corp.	2,000	18
	Nipro Corp.	1,000	17
	Fuji Television Network, Inc.	12	17
	Monex Beans Holdings, Inc.	29	16
	Tokyo Broadcasting System, Inc.	900	16
	Nippon Light Metal Co.	10,000	15
	SFCG Co., Ltd.	140	15
	Nippon Kayaku Co., Ltd.	2,000	13
	Nippon Paint Co., Ltd.	3,000	12
	MISUMI Group Inc.	600	11
	Toshiba TEC Corp.	2,000	11
	Dai-Nippon Screen Manufacturing Co., Ltd.	3,000	11
	Sanken Electric Co., Ltd.	2,000	11
*	NEC Electronics Corp.	400	11
	Okasan Holdings, inc.	2,000	10
	Autobacs Seven Co., Ltd.	400	10
	ABC-Mart Inc.	400	10
	Kobayashi Pharmaceutical Co., Ltd.	300	10
	Lintec Corp.	600	10
	Kose Corp.	400	10
	Hikari Tsushin, Inc.	300	9
	Tokyo Style Co.	1,000	9
	Gunze Ltd.	2,000	9
	Sysmex Corp.	200	8
	Sohgo Security Services Co. , Ltd.	700	8
	DISCO Corp.	200	8
	Central Glass Co., Ltd.	2,000	8
	Nippon Television Network Corp.	70	8
	Toho Titanium Co., Ltd.	400	7
	Sumisho Computer Systems Corp.	400	7
	Hitachi Cable Ltd.	2,000	7
	Fukuyama Transporting Co., Ltd.	2,000	7
	Heiwa Corp.	700	7
	Kandenko Co., Ltd.	1,000	7
	Funai Electric Co., Ltd.	200	6
	Nichicon Corp.	800	6
	Tokai Rubber Industries, Ltd.	500	6
	Toppan Forms Co., Ltd.	500	6
	Fuji Fire & Marine Insurance Co., Ltd.	2,000	6
	Tokyo Seimitsu Co., Ltd.	400	6
	NIDEC SANKYO Corp.	1,000	6
	Mizuho Investors Securities Co., Ltd.	5,000	6
	PanaHome Corp.	1,000	5
	Toyota Auto Body Co., Ltd.	300	5
	Hitachi Maxwell	400	5
	Round One Corp.	5	5
	Aichi Steel Corp.	1,000	4
	TV Asahi Corp.	3	4
	Koei Co., Ltd.	300	4
*	NIS Group Co., Ltd.	2,680	4
	NS Solutions Corp.	200	4
	Kansai Urban Banking Corp.	2,000	4
	Calsonic Kansei Corp.	1,000	3
	Hitachi Software Engineering Co., Ltd.	100	2
	OBIC Business Consultants Co., Ltd.	50	2
	Hitachi Capital Corp.	100	2
	Yoshinoya D&C Co. Ltd.	1	1
	kabu.com Securities Co., Ltd.	1	1
	Sky Perfect JSAT Corp.	2	1
	Sumitomo Real Estate Sales Co., Ltd.	10	—
*	OMC Card, Inc.	100	—
			404,870

Luxembourg (0.6%)
	ArcelorMittal (Paris Shares)	177,339	15,686
	SES Global Fiduciary Depositary Receipts	59,459	1,450
	RTL Group	2,465	251
			17,387
Malaysia (0.6%)
	Public Bank Bhd.	556,100	1,786
	Sime Darby Bhd.	719,694	1,738
	Malayan Banking Bhd.	669,725	1,627
	Bumiputra-Commerce Holdings Bhd.	562,300	1,501
	IOI Corp. Bhd.	732,755	1,287
	Genting Bhd.	432,800	778
	Malaysia International Shipping Corp., Bhd. (Foreign)	251,700	651
	Resorts World Bhd.	544,800	464
	Tenaga Nasional Bhd.	173,600	445
*	TM International Bhd.	196,800	384
	Digi.com Bhd.	45,751	349
	Kuala Lumpur Kepong Bhd.	82,400	346
	UMW Holdings Malaysia Bhd.	166,100	305
	Gamuda Bhd.	362,500	298
	AMMB Holdings Bhd.	287,900	292
	IJM Corp. Bhd.	169,800	285
	British American Tobacco Bhd.	22,900	284
	Petronas Gas Bhd.	93,900	282
	Berjaya Sports Toto Bhd.	187,500	281
	PLUS Expressways Bhd.	312,900	277
	YTL Corp., Bhd.	129,400	261
	PPB Group Bhd.	91,100	259
	SP Setia Bhd.	225,850	211
	Telekom Malaysia Bhd.	146,600	154
	Star Publications Bhd.	146,200	148
	YTL Power International Bhd.	243,512	139
	Malaysia Mining Corp., Bhd.	148,700	127
	Alliance Financial Group Bhd.	145,100	125
	Hong Leong Bank Bhd.	63,100	111
	Petronas Dagangan Bhd.	43,300	101
	Tanjong Public Ltd. Co.	24,700	99
	Astro All Asia Networks PLC	89,900	91
	Lafarge Malayan Cement Bhd.	59,810	83
	Parkson Holdings, Bhd.	59,100	82
	RHB Capital Bhd.	62,200	80
	EON Capital Bhd. .	23,700	34
*	Proton Holdings Bhd.	22,500	21
	Malaysia Airports Holdings Bhd.	24,600	21
	Malaysian Pacific Industries Bhd.	7,400	16
*	YTL Power International Warrants Exp. 6/11/18	81,170	14
	Puncak Niaga Holdings Bhd.	11,400	12
			15,849
Mexico (1.1%)
	America Movil SA de CV	3,630,642	9,204
	Cemex SAB de CV ADR	125,594	2,670

	Grupo Mexico SA de CV	1,253,400	2,223
	Wal-Mart de Mexico SA	544,800	2,216
	Telefonos de Mexico SA	1,635,143	2,067
	Grupo Televisa SA CPO	399,900	1,809
	Fomento Economico Mexicano UBD	337,700	1,553
	Grupo Financierio Banorte SA de CV	323,500	1,401
	Grupo Financiero Inbursa, SA de CV	309,600	1,165
*	Telmex Internacional SAB de CV	1,610,056	1,116
*	Carso Global Telecom SAB de CV	174,400	949
	Grupo Modelo SA	154,800	810
	Industrias Penoles SA Series CP	25,479	678
*	Corporacion GEO, SA de CV	150,149	547
	Grupo Carso SA de CV Series A1	98,300	429
	Grupo Elektra SA	10,800	428
	Grupo Bimbo SA	52,707	341
*	Desarrolladora Homex SA de CV	33,597	314
	Alfa SA de CV Series A	43,470	281
*	URBI Desarrollos Urbanos SA de CV	79,900	267
	Kimberly Clark de Mexico SA de CV Series A	60,155	259
*	Empresas ICA SA de CV	48,203	256
	Mexichem SA de CV	32,806	228
*	Organzacion Soriana S.A.B. de C.V.	58,800	212
*	Impulsora del Desarrollo y el Empleo en America Latina, SA de CV	89,700	138
	Grupo Aeroportuario del Pacifico SA	43,795	131
*	Carso Infraestructura y Construccion, SA	84,200	77
	Grupo Continental SA	2,200	6
	Grupo Aeroportuario del Pacifico SA ADR	64	2
			31,777
Netherlands (1.8%)
	ING Groep NV	363,630	11,858
	Unilever NV	250,968	6,921
	Koninklijke (Royal) Philips Electronics NV	175,036	5,834
	Koninklijke KPN NV	291,708	5,078
	Aegon NV	260,213	3,042
	Akzo Nobel NV	43,830	2,506
	TNT NV	71,227	2,489
	Koninklijke Ahold NV	193,184	2,198
	Koninklijke DSM NV	30,912	1,876
	Heineken NV	39,983	1,858
	Reed Elsevier NV	107,325	1,778
	ASML Holding NV	69,289	1,585
	Wolters Kluwer NV	48,826	1,135
^	European Aeronautic Defence and Space Co.	54,563	1,030
	Heineken Holding NV	19,993	854
	Corio NV	10,397	800
	Randstad Holding NV	19,297	545
	SNS Reaal	17,369	291
			51,678
New Zealand (0.1%)
^	Telecom Corp. of New Zealand Ltd.	281,737	782
	Fletcher Building Ltd.	84,471	394
	Contact Energy Ltd.	47,142	290

	Sky City Entertainment Group Ltd.	99,624	251
	Auckland International Airport Ltd.	161,558	241
	Fisher & Paykel Healthcare Corp. Ltd.	115,673	237
	Vector Ltd.	86,898	139
	Sky Network Television Ltd.	26,721	92
	Kiwi Income Property Trust	101,047	84
	The Warehouse Group Ltd.	22,311	53
	Fisher & Paykel Appliances Holdings Ltd.	22,342	32
	Port of Tauranga Ltd.	3,953	19
	Air New Zealand Ltd.	16,371	15
			2,629
Norway (0.7%)
	StatoilHydro ASA	204,676	6,630
	Yara International ASA	38,700	2,749
	Telenor ASA	141,900	2,136
	Orkla ASA	167,850	2,126
	DnB NOR ASA	159,086	2,032
	Norsk Hydro ASA	144,562	1,807
	SeaDrill Ltd.	51,600	1,541
	Aker Solutions ASA	36,510	855
	Storebrand ASA	64,200	444
*	Renewable Energy Corp. AS	14,617	423
*,^	Norske Skogindustrier ASA	15,441	62
			20,805
Peru (0.1%)
	Compania de Minas Buenaventura S.A.u. ADR	36,378	979
	Credicorp Ltd.	5,961	438
	Sociedad Minera Cerro Verde SA	5,292	126
	Volcan Compania Minera SA	90,625	126
			1,669
Philippines (0.1%)
	Philippine Long Distance Telephone Co.	7,130	404
	Bank of Philippine Islands	278,400	253
	Ayala Land, Inc.	996,800	220
	Ayala Corp.	29,280	193
	Banco De Oro	178,000	164
	SM Investments Corp.	23,170	141
	SM Prime Holdings, Inc.	533,899	88
	Manila Electric Co.	64,700	86
	Metropolitan Bank & Trust Co.	49,000	41
	Jollibee Foods Corp.	36,000	30
	Petron Corp.	169,000	23
			1,643
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	74,654	1,882
	Bank Polska Kasa Opieki Grupa Pekao SA	19,624	1,790
	Telekomunikacja Polska SA	109,033	1,206
	Polski Koncern Naftowy SA	55,691	984
	KGHM Polska Miedz SA	21,104	859
	Bank Handlowy W Warszawie	7,354	279
	Polish Oil & Gas	130,439	245
*	Bank Rozwoju Eksportu SA	1,216	227

*	Getin Holding SA	45,184	213
	Bank Zachodni WBK SA	1,734	135
*	Globe Trade Centre SA	8,644	121
	TVN SA	13,591	119
	BIG Bank Gdanski SA	20,144	72
			8,132
Portugal (0.3%)
	Electricidade de Portugal SA	445,376	2,435
	Portugal Telecom SGPS SA	171,391	1,880
	Banco Comercial Portugues SA	563,401	1,002
	Brisa-Auto Estradas de Portugal SA	61,792	628
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	52,277	507
	Galp Energia, SGPS, SA B shares	25,839	478
	Banco Espirito Santo SA	21,426	321
	Cimpor-Cimento de Portugal SA	31,984	211
	Banco BPI SA	46,542	176
			7,638
Russia (1.9%)
	OAO Gazprom Sponsored ADR	386,358	18,491
	LUKOIL Sponsored ADR	104,599	8,687
	Sberbank	1,374,095	4,040
*	Rosneft Oil Co. GDR	338,626	3,582
	MMC Norilsk Nickel ADR	130,500	2,830
	Surgutneftegaz OJSC ADR	270,325	2,406
	Mobile TeleSystems ADR	29,789	2,127
	Tatneft GDR	17,433	2,071
	OAO Vimpel-Communications Sponsored ADR	60,660	1,530
	Rostelecom ADR	19,064	1,370
	VTB Bank OJSC GDR	141,483	981
	Polyus Gold ADR	29,354	602
	Cherepovets MK Severstal GDR	26,945	514
*	Mosenergo	3,243,601	433
	Sistema JSFC GDR	16,173	427
	OAO Transneft	270	341
1,*	HydroOKG Sponsored GDR	50,312	332
	Gazprom Neft	44,570	287
	Wimm-Bill-Dann Foods ADR	2,187	213
1,*	Federal Grid Co. Unified Energy System JSC Sponsored GDR	22,844	150
1,*	First Power Generating Co. Sponsored GDR	28,033	100
1,*	TGK - 1 Sponsored GDR	11,141	70
1,*	Mosenergo OAO Sponsored GDR	9,790	65
1,*	TGK - 10 OAO Sponsored GDR	4,303	60
1,*	Sixth Wholesale Power Market Generating Co. Sponsored GDR	8,503	50
1,*	OGK - 3 OJSC Sponsored GDR	11,988	49
1,*	Second Wholesale Power Market Generating Co. Sponsored GDR	7,296	49
1,*	Sochinskaya TPS OAO Sponsored GDR	6,099	43
1,*	Volga Territorial Generation Co. Sponsored GDR	4,872	35
1,*	TGK - 4 Sponsored GDR	4,623	25
1,*	TGK - 2 Sponsored GDR	1,891	19
1,*	TGK - 9 Sponsored GDR	4,905	19
1,*	Territorial Generating Co. # 6 Sponsored GDR	4,465	16
1,*	Yenisei Territorial Sponsored GDR	5,021	16

1,*	Kuzbassenergo OJSC Sponsored GDR	2,037	13
1,*	TGK - 11 JSC Sponsored GDR	1,802	7
1,*	Territorial Generating Co. 14 JSC Sponsored GDR	471	4
			52,054
Singapore (0.9%)
	United Overseas Bank Ltd.	216,000	3,054
	DBS Group Holdings Ltd.	214,000	2,977
	Singapore Telecommunications Ltd.	1,032,000	2,685
	Oversea-Chinese Banking Corp., Ltd.	434,000	2,654
	Capitaland Ltd.	346,000	1,428
	Keppel Corp., Ltd.	181,000	1,397
	Singapore Airlines Ltd.	126,670	1,393
	Wilmar International Ltd.	368,679	1,178
	Fraser & Neave Ltd.	358,000	1,151
	Singapore Press Holdings Ltd.	368,000	1,080
	Singapore Exchange Ltd.	208,000	1,022
	City Developments Ltd.	99,000	822
	ComfortDelGro Corp. Ltd.	699,000	795
	Golden Agri-Resources Ltd.	1,118,000	578
	SembCorp Marine Ltd.	122,600	372
	Singapore Technologies Engineering Ltd.	165,151	333
	Sembcorp Industries Ltd.	99,000	324
	CapitaMall Trust	148,000	322
	United Industrial Corp., Ltd.	154,000	320
	Venture Corp. Ltd.	36,000	283
	Olam International Ltd.	170,000	279
	Cosco Corp. Singapore Ltd.	120,000	265
	StarHub Ltd.	127,840	260
	Jardine Cycle N Carriage Ltd.	18,000	227
	Noble Group Ltd.	86,400	135
	Capitacommercial Trust	88,000	123
	Parkway Holdings Ltd.	76,266	110
	Keppel Land Ltd.	30,000	106
	Neptune Orient Lines Ltd.	50,000	103
	Singapore Post Ltd.	134,000	102
	United Overseas Land Ltd.	37,000	91
	MobileOne Ltd.	59,900	88
	Yanlord Land Group Ltd.	50,000	69
	Wing Tai Holdings Ltd.	55,000	64
	Singapore Land Ltd.	13,000	61
	SMRT Corp. Ltd.	15,000	19
*	STATS ChipPAC Ltd.	22,000	16
	Allgreen Properties Ltd.	19,000	13
*	Chartered Semiconductor Manufacturing Ltd.	25,000	11
	Haw Par Brothers International Ltd.	2,000	10
	SIA Engineering Co., Ltd.	3,000	7
	Wheelock Properties (Singapore), Ltd.	5,000	6
	Hotel Properties Ltd.	3,000	5
	Cerebos Pacific Ltd.	1,000	3
	Pacific Century Regional Developments Ltd.	4,000	1
	People's Food Holdings Ltd.	1,000	1
			26,343

South Africa (1.6%)
	Sasol Ltd.	102,558	5,469
	MTN Group Ltd.	299,249	5,122
	Impala Platinum Holdings Ltd.	102,244	3,393
	Standard Bank Group Ltd.	248,015	3,045
	Anglo Platinum Ltd.	16,125	2,104
	Naspers Ltd.	79,960	1,938
	Remgro Ltd.	71,413	1,872
	AngloGold Ltd.	55,579	1,820
	FirstRand Ltd.	691,724	1,559
	Gold Fields Ltd.	105,543	1,255
	ArcelorMittal South Africa, Ltd.	34,838	924
	Aspen Pharmacare Holdings Ltd.	157,678	899
	Sanlan Ltd.	360,925	860
	Telkom South Africa Ltd.	40,556	763
	ABSA Group Ltd.	54,114	748
	Growthpoint Properties Ltd.	412,685	741
	Reunert Ltd.	102,212	726
	Murray & Roberts Holdings Ltd.	54,198	703
*	Harmony Gold Mining Co., Ltd.	64,250	698
	Bidvest Group Ltd.	50,359	691
	Steinhoff International Holdings Ltd.	308,442	667
	Nedbank Group Ltd.	46,440	653
	Kumba Iron Ore Ltd.	16,050	556
	Aveng Ltd.	59,161	497
	African Bank Investments Ltd.	131,675	493
	Tiger Brands Ltd.	23,900	470
	Shoprite Holdings Ltd.	80,547	462
	RMB Holdings Ltd.	131,598	461
	Sappi Ltd.	38,571	417
	Pretoria Portland Cement Co. Ltd.	86,881	399
	African Rainbow Minerals Ltd.	11,850	398
	Truworths International Ltd.	79,345	313
	Massmart Holdings Ltd.	29,513	300
	Investec Ltd.	40,402	273
	Barloworld Ltd.	29,134	265
	Liberty Group Ltd.	26,100	226
	Pick'n Pay Stores Ltd.	48,200	189
	Highveld Steel & Vanadium Corp. Ltd.	9,157	185
	Spar Group Ltd.	26,127	184
	AECI Ltd.	21,456	178
	Imperial Holdings Ltd.	29,500	176
*	Mvelaphanda Resources Ltd.	25,306	172
	Exxaro Resources Ltd.	10,391	153
	Northam Platinum Ltd.	20,157	145
	Woolworths Holdings Ltd.	88,622	141
	Network Healthcare Holdings Ltd.	144,700	140
	Mondi Ltd.	23,129	140
	Sun International Ltd.	11,731	137
	Grindrod Ltd.	40,400	131
	Nampak Ltd.	64,923	124
	Foschini Ltd.	22,461	112

	Discovery Holdings, Ltd.	37,735	110
	Tongaat-Hulett	10,432	110
*	Metorex Ltd.	37,988	101
	Metropolitan Holdings Ltd.	59,800	93
*	Merafe Resources Ltd.	187,575	71
	Wilson Bayly Holmes-Ovcon Ltd.	3,906	61
	New Clicks Holdings Ltd.	34,083	61
	Medi-Clinic Corp., Ltd.	22,953	57
	Fountainhead Property Trust	77,100	56
	Illovo Sugar Ltd.	17,275	55
	Mr. Price Group Ltd.	19,454	52
	Lewis Group Ltd.	9,907	51
	AVI Ltd.	26,500	51
	Group Five Ltd.	8,306	50
	Datatec Ltd.	13,340	49
	ApexHi Properties Ltd. Class A	25,715	46
	ApexHi Properties Ltd. Class B	20,876	45
	African Oxygen Ltd.	13,526	45
	JSE Ltd.	6,591	42
	Santam Ltd.	3,743	38
*	Liberty Holdings Ltd.	1,000	29
	JD Group Ltd.	2,890	12
	Pick'n Pay Holdings Ltd.	3,058	5
	Allied Technologies Ltd.	761	5
	Gold Reef Resorts Ltd.	1,280	3
	Mvelaphanda Group Ltd.	2,570	2
			45,787
South Korea (2.9%)
[1]	Samsung Electronics Co., Ltd. GDR	46,684	12,915
	POSCO ADR	61,036	8,096
	Kookmin Bank-Sponsored ADR	61,110	3,504
	Shinhan Financial Group Co., Ltd. ADR	36,254	3,387
	Hyundai Heavy Industries Co., Inc.	9,331	2,841
	Korea Electric Power Corp. ADR	124,677	1,989
^	Hyundai Motor Co., Ltd.	26,909	1,883
	LG Electronics Inc.	17,706	1,809
	Samsung Fire & Marine Insurance Co.	7,733	1,526
	SK Telecom Co., Ltd. ADR	69,025	1,472
	Samsung Heavy Industries Co., Ltd.	37,300	1,418
	Samsung Corp.	25,400	1,372
^	DC Chemical Co., Ltd.	3,380	1,237
*	NHN Corp.	7,343	1,206
	Shinsegae Co., Ltd.	2,331	1,200
	KT Corp. ADR	52,968	1,084
	SK Energy Co., Ltd.	10,621	1,081
	KT & G Corp.	11,660	1,034
	Hana Financial Group Inc.	24,680	933
	Hyundai Mobis	10,499	914
	LG Chem Ltd.	8,857	901
	S-Oil Corp.	12,760	864
^	Hyundai Engineering & Construction Co., Ltd.	12,534	841
	SK Holdings Co Ltd	6,990	841

	LG Corp.	12,835	820
*,^	Hynix Semiconductor Inc.	37,110	787
^	Doosan Heavy Industries and Construction Co., Ltd.	6,884	672
^	Samsung Securities Co. Ltd.	10,360	642
^	GS Engineering & Construction Corp.	6,370	631
	Samsung Electronics Co., Ltd.	1,111	615
^	Hyundai Development Co.	12,540	580
	Kangwon Land Inc.	24,040	570
	Woori Finance Holdings Co., Ltd.	40,280	568
*,^	Doosan Corp.	3,419	557
*,^	Kia Motors	43,790	540
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	12,150	503
	Korea Exchange Bank	37,840	491
	Daewoo International Corp.	11,950	476
	Samsung Engineering Co., Ltd.	6,030	466
	Amorepacific Corp.	735	464
	Hanwha Corp.	11,360	462
	Hyundai Steel Co.	6,520	443
	LG. Philips LCD Co., Ltd.	14,880	439
	LS Cable Ltd.	5,450	434
*	Samsung SDI Co. Ltd.	5,212	432
	Hyundai Mipo Dockyard Co., Ltd.	2,190	432
	Cheil Industrial, Inc.	8,280	431
	Daelim Industrial Co.	4,820	431
	Lotte Shopping Co., Ltd.	1,441	426
^	Hyundai Merchant Marine Co., Ltd.	10,300	424
^	Hyosung Corp.	5,570	414
^	LG Household & Health Care Ltd.	2,030	396
	Daewoo Securities Co., Ltd.	22,140	390
	Dongkuk Steel Mill Co., Ltd.	7,920	386
^	Samsung Techwin Co., Ltd.	10,830	386
	Woongjin Coway Co., Ltd.	12,000	377
	Korea Investment Holdings Co., Ltd.	9,060	374
	Dongbu Insurance Co., Ltd.	11,270	368
	Hyundai Securities Co.	28,810	343
*	CJ Cheiljedang Corp.	1,457	335
*	STX Corp.	6,187	313
^	Doosan Infracore Co., Ltd.	11,210	311
	Kumkang Korea Chemical Co., Ltd.	664	285
	Hyundai Department Store Co., Ltd.	3,210	278
	Woori Investment & Securities Co., Ltd.	13,920	275
*	Korea Telecom Freetel	9,840	259
	Yuhan Corp.	1,232	256
^	Samsung Electro-Mechanics Co.	7,610	252
	GS Holdings Corp.	6,650	247
	Industrial Bank of Korea	15,430	238
	Korea Gas Corp.	3,110	235
	Pusan Bank	18,760	228
^	Hanjin Shipping Co., Ltd.	6,770	225
	Hankook Tire Co. Ltd.	15,280	225
	Daegu Bank	17,320	215
	S1 Corp.	4,050	213

	Korean Air Co. Ltd.	4,750	209
	Samsung Card Co. Ltd.	4,557	201
	Samsung Fine Chemicals Co., Ltd.	3,600	192
^	Mirae Asset Securities Co., Ltd.	1,925	186
	Hanjin Heavy Industries & Construction Co., Ltd.	4,280	184
^	STX Shipbuilding Co., Ltd.	6,510	184
	Nong Shim Co. Ltd.	822	183
	Pacific Corp.	1,429	177
	Lotte Confectionery Co., Ltd.	150	175
^	Daewoo Engineering & Construction Co., Ltd.	12,399	171
	Lotte Chilsung Beverage Co., Ltd.	181	170
*	Hite Brewery Co., Ltd.	893	163
	Honam Petrochemical Corp.	2,200	163
	Hanwha Chemical Corp.	12,990	161
	Halla Climate Control Corp.	15,910	160
	Daishin Securities Co.	7,860	156
*	SK Networks Co., Ltd.	8,790	146
*	CJ Corp.	2,136	117
	LG Telecom Ltd.	13,104	113
	Hyundai Hysco	7,010	91
^	Kumho Industrial Co., Ltd.	4,450	91
	POSCO	154	82
*	Daum Communications Corp.	991	65
	Cheil Communications Inc.	267	60
	LG Dacom Corp.	3,100	59
	NCsoft Corp.	1,200	56
*	Ssangyong Motor Co.	17,840	55
	Hite Holdings Co., Ltd.	1,127	51
^	Hyundai Autonet Co., Ltd.	9,140	38
	Shinhan Financial Group Co. Ltd.	790	37
	Glovis Co., Ltd.	510	33
*	Poongsan Corp.	2,146	27
	Sindo Ricoh Co., Inc.	425	25
	SKC Co. Ltd.	1,240	22
	Daishin Securities Co.	2,160	18
*	Lotte Midopa Co., Ltd.	2,040	18
	Kookmin Bank	220	12
	Poongsan Holdings Corp.	403	9
*	STX Corp. Rights Exp. 8/19/08	576	6
			79,974
Spain (3.3%)
	Telefonica SA	779,047	20,214
	Banco Santander Central Hispano SA	1,024,877	19,951
	Banco Bilbao Vizcaya Argentaria SA	610,909	11,227
	Iberdrola SA	814,992	11,071
	Repsol YPF SA	197,746	6,625
^	Banco Popular Espanol SA	196,235	2,139
	ACS, Actividades de Contruccion y Servisios, SA	42,630	2,096
	Gamesa Corporacion Tecnologica SA	41,770	1,986
*	Union Fenosa, SA	72,963	1,957
	Industria de Diseno Textil SA	39,944	1,922
	Gas Natural SDG SA	35,982	1,750

^	Banco de Sabadell SA	196,091	1,596
	Abertis Infraestructuras SA	53,074	1,126
^	Acerinox SA	48,179	951
*	Iberdrola Renovables	141,436	933
	Acciona SA	4,029	847
	Enagas SA	32,588	840
^	Grupo Ferrovial SA	13,554	687
	Red Electrica de Espana SA	10,436	628
	Corporacion Mapfre SA	96,641	481
^	Bankinter SA	45,815	434
^	Fomento de Construc y Contra SA	6,830	359
^	Zardoya Otis SA	16,589	340
^	Cintra Concesiones de Infraestructuras de Transport SA	29,289	329
	Compania Espanola de Petroleos SA	2,900	317
^	Sacyr Vallehermoso SA	15,310	310
	Corporacion Financiera Alba SA	4,417	242
^	Gestevision Telecinco SA	17,540	236
^	Banco Espanol de Credito, SA	9,142	138
	Promotora de Informaciones SA	8,165	71
	Antena 3 Television	6,664	56
*	Inmobiliaria Colonial SA	38,003	26
			91,885
Sweden (1.6%)
	Nordea Bank AB	423,358	6,000
	Telefonaktiebolaget LM Ericsson AB Class B	478,474	5,021
	Volvo AB B Shares	230,800	2,776
	TeliaSonera AB	357,500	2,722
	Svenska Handelsbanken AB A Shares	99,342	2,515
	Sandvik AB	191,700	2,505
	Hennes & Mauritz AB B Shares	46,850	2,500
	Skandinaviska Enskilda Banken AB A Shares	108,500	2,225
	Investor AB B Shares	77,400	1,684
	Atlas Copco AB A Shares	103,200	1,598
	Volvo AB A Shares	124,534	1,433
	SSAB Svenskt Stal AB Series A	49,977	1,372
	Swedbank AB A Shares	64,500	1,338
	SKF AB B Shares	77,400	1,310
	Tele2 AB B Shares	63,250	1,105
	Atlas Copco AB B Shares	77,400	1,087
	Scania AB B Shares	65,660	1,029
	Svenska Cellulosa AB B Shares	89,490	1,013
	Swedish Match AB	40,332	799
	Alfa Laval AB	49,100	764
	Skanska AB B Shares	59,162	763
	Electrolux AB Series B	61,307	739
	Assa Abloy AB	50,612	690
	Securitas AB B Shares	51,600	597
	Industrivarden AB A Shares	37,952	537
^	Husqvarna AB B Shares	49,206	408
	SSAB Svenskt Stal AB Series B	13,229	319
	Holmen AB	9,300	273
	Boliden AB	38,361	226

	Scania AB A Shares	13,762	217
	Industrivarden AB C Shares	13,372	171
			45,736
Switzerland (5.1%)
	Nestle SA (Registered)	641,505	28,140
	Novartis AG (Registered)	381,046	22,621
	Roche Holdings AG	114,666	21,186
	ABB Ltd.	376,979	9,883
	Credit Suisse Group (Registered)	188,240	9,401
*	UBS AG	476,185	9,140
	Zurich Financial Services AG	23,569	6,195
	Syngenta AG	16,444	4,787
	Cie. Financiere Richemont AG	78,792	4,708
	Swiss Re (Registered)	60,209	3,744
	Julius Baer Holding, Ltd.	36,436	2,310
	Holcim Ltd. (Registered)	31,826	2,260
	Swatch Group AG (Bearer)	6,850	1,589
	Lonza AG (Registered)	10,879	1,577
	Swiss Life Holding	5,798	1,491
	Swisscom AG	3,930	1,267
	SGS Societe Generale de Surveillance Holding SA (Registered)	871	1,225
	Synthes, Inc.	6,964	963
	Adecco SA (Registered)	20,824	954
	Roche Holdings AG (Bearer)	4,834	947
	Swatch Group AG (Registered)	20,479	897
	Givaudan SA	1,061	864
	Geberit AG	6,664	848
	Baloise Holdings AG	8,651	812
	Kuehne & Nagel International AG	9,475	793
	Nobel Biocare Holding AG	24,815	763
	Pargesa Holding SA	6,149	636
	Lindt & Spruengli AG Regular	19	526
	Clariant AG	50,929	504
	Petroplus Holdings AG	9,706	391
*	OC Oerlikon Corp AG	1,357	331
	Schindler Holding AG (Registered)	4,712	329
	CIBA Specialty Chemicals AG (Registered)	10,513	274
	Lindt & Spruengli AG	97	255
	Straumann Holding AG	827	193
	Schindler Holding AG (Bearer Participation Certificates)	2,476	169
	EFG International	4,877	152
			143,125
Taiwan (2.1%)
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	835,844	7,941
	Hon Hai Precision Industry Co., Ltd.	1,027,400	4,965
*	Chunghwa Telecom Co., Ltd.	97,634	2,459
	China Steel Corp.	1,435,857	2,045
	Formosa Plastic Corp.	934,000	1,970
	High Tech Computer Corp.	120,140	1,885
	AU Optronics Corp. ADR	166,509	1,882
	Asustek Computer Inc.	598,168	1,557
	Nan Ya Plastic Corp.	895,000	1,531

*	United Microelectronics Corp. ADR	585,747	1,505
	Cathay Financial Holding Co.	778,050	1,499
	MediaTek Inc.	128,170	1,329
	Siliconware Precision Industries Co. ADR	198,157	1,314
	Advanced Semiconductor Engineering Inc. ADR	270,111	1,186
	Formosa Chemicals & Fibre Corp.	676,000	1,180
	Mega Financial Holding Co. Ltd.	1,380,000	927
	Chinatrust Financial Holding	1,274,000	921
	Fubon Financial Holding Co., Ltd.	951,000	839
	Uni-President Enterprises Co.	582,320	772
	Acer Inc.	374,738	765
	Chi Mei Optoelectronics Corp.	872,872	734
	Innolux Display Corp.	432,000	672
	Delta Electronics Inc.	251,940	641
	First Financial Holding Co., Ltd.	756,260	633
	Far Eastern Textile Ltd.	492,570	627
	Compal Electronics Inc.	635,695	605
	China Development Financial Holding Corp.	1,675,840	560
	Foxconn Technology Co., Ltd.	119,600	546
	Fuhwa Financial Holdings Co., Ltd.	895,845	519
	Hau Nan Financial Holdings Co., Ltd.	626,000	506
	Taiwan Cooperative Bank	584,380	497
	Taiwan Cellular Corp.	268,609	483
	SinoPac Holdings	1,135,000	447
	Formosa Petrochemical Corp.	164,000	425
	Taiwan Fertilizer Co., Ltd.	103,000	371
	Taiwan Semiconductor Manufacturing Co., Ltd.	203,018	367
	Shin Kong Financial Holdings Co.	647,081	363
	Synnex Technology International Corp.	161,535	355
	Quanta Computer Inc.	247,426	351
	Chang Hwa Commercial Bank	579,000	350
	Asia Cement Corp.	237,680	347
	Far EasTone Telecommunications Co., Ltd.	207,643	339
	Pou Chen Corp.	386,502	297
	Taiwan Cement Corp.	221,583	281
	Powerchip Semiconductor Corp.	1,195,255	278
	Feng Hsin Iron & Steel Co., Ltd.	95,790	249
	Lite-On Technology Corp.	268,506	237
*	Tatung Co., Ltd.	615,000	218
*	Chunghwa Picture Tubes, Ltd.	950,000	216
	Taishin Financial Holdings	597,000	215
*	HannStar Display Corp.	719,504	215
	KGI Securities Co., Ltd.	363,000	211
	Largan Precision Co., Ltd.	16,060	205
	Wistron Corp.	137,377	200
	Macronix International Co., Ltd.	428,863	191
	Inventec Co., Ltd.	371,490	189
	U-Ming Marine Transport Corp.	67,000	180
	Nanya Technology Corp.	522,467	178
	President Chain Store Corp.	57,000	176
	Nan Ya Printed Circuit Board Corp.	39,237	175
	Chicony Electronics Co., Ltd.	95,444	171

	Taiwan Glass Industrial Corp.	196,430	166
*	Polaris Securities Co., Ltd.	326,307	162
*	Taiwan Business Bank	455,000	159
	Unimicron Technology Corp.	147,500	159
	Walsin Lihwa Corp.	454,000	156
	Cheng Shin Rubber Industry Co., Ltd.	103,190	154
	Formosa Taffeta Co., Ltd.	197,000	153
	Realtek Semiconductor Corp.	65,275	152
	Evergreen Marine Corp.	233,000	151
	Teco Electric & Machinery Co., Ltd.	311,000	149
*	E.Sun Financial Holding Co., Ltd.	338,000	148
	Capital Securities Corp.	250,050	146
	Yulon Motor Co., Ltd.	155,580	133
*	CMC Magnetics Corp.	512,000	133
	ProMOS Technologies Inc.	894,000	131
	Novatek Microelectronics Corp., Ltd.	55,199	125
	Mitac International Corp.	195,901	122
	Ton Yi Industrial Corp.	244,000	115
	Catcher Technology Co., Ltd.	40,300	111
	Qisda Corp.	197,640	106
	China Airlines	300,134	100
	Advantech Co., Ltd.	29,872	64
	Wintek Corp.	117,000	61
	D-Link Corp.	44,325	59
	Yang Ming Marine Transport	91,247	57
	Coretronic Corp.	53,320	56
	Yageo Corp.	190,000	56
	Giant Manufacturing Co., Ltd.	17,000	50
	Wan Hai Lines Ltd.	81,000	48
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	126,959	47
*	Via Technologies Inc.	79,000	47
	Cathay Construction Corp.	98,000	47
	Cheng Uei Precision Industry Co., Ltd.	23,350	46
	Taiwan Secom Corp., Ltd.	26,000	46
	President Securities Corp.	69,980	45
*	Far Eastern International Bank	147,000	41
	Oriental Union Chemical Corp.	47,083	39
	Winbond Electronics Corp.	229,000	39
	Asia Optical Co., Inc.	20,059	38
	Eternal Chemical Co., Ltd.	47,680	37
*	EVA Airways Corp.	102,000	37
	Faraday Technology Corp.	20,118	37
	Waterland Financial Holdings	128,020	36
	Micro-Star International Co., Ltd.	56,597	35
	Inotera Memories, Inc.	78,320	35
	Sunplus Technology Co., Ltd.	32,972	34
	China Motor Co., Ltd.	55,105	32
	Transcend Information Inc.	13,039	32
*	Ritek Corp.	191,000	32
	Inventec Appliances Corp.	19,965	30
	Vanguard International Semiconductor Corp.	53,466	29
	Zyxel Communications Corp.	31,220	28

	Compal Communications, Inc.	22,400	27
	Taiwan Life Insurance Co., Ltd.	20,300	21
	LITE-ON IT Corp.	3,024	2
			57,593
Thailand (0.2%)
	PTT Exploration and Production Public Co. Ltd. (Foreign)	216,172	962
	PTT Public Co. Ltd. (Foreign)	126,400	937
	Siam Cement Public Co. Ltd. (Foreign)	115,962	591
	Bangkok Bank Public Co., Ltd. (Foreign)	162,797	536
	Kasikornbank Public Co. Ltd. (Foreign)	240,200	477
	Advanced Info Service Public Co., Ltd. (Foreign)	154,400	394
	Siam Commercial Bank Public Co. Ltd. (Foreign)	172,186	380
	IRPC Public Co., Ltd. (Foreign)	1,827,500	217
	Thai Oil Public Co., Ltd. (Foreign)	133,400	194
	Banpu Public Co. Ltd. (Foreign)	15,100	188
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	296,611	188
	BEC World Public Co. Ltd. (Foreign)	231,000	150
	PTT Chemical Public Co., Ltd. (Foreign)	62,900	130
	Ratchaburi Electricity Generating Holding Public Co., Ltd.	95,800	113
*	Thai Military Bank Public Co., Ltd. (Foreign)	2,736,800	92
	Land and Houses Public Co. Ltd. (Foreign)	421,100	83
	Central Pattana Public Co. Ltd. (Foreign)	136,500	81
	Thoresen Thai Agencies Public Co. Ltd. (Foreign)	73,000	80
	C.P. 7-Eleven Public Co. Ltd. (Foreign)	242,300	71
	Total Access Communications PLC	52,800	70
	Krung Thai Bank Public Co. Ltd. (Foreign)	261,000	66
*	Bank of Ayudhya PLC (Foreign)	107,200	64
	Airports of Thailand Public Co. Ltd. (Foreign)	41,900	48
*	Electricity Generating Public Co. Ltd. (Local)	15,400	37
	Electricity Generating Public Co. Ltd. (Foreign)	6,700	16
	Siam City Cement Public Co. Ltd. (Foreign)	2,200	11
	Thai Airways International Public Co. Ltd. (Foreign)	15,600	7
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	43,600	4
	Siam Makro Public Co. Ltd. (Foreign)	1,700	4
	Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	7,200	4
	Thanachart Capital Public Co. Ltd. (Foreign)	9,300	3
	Italian-Thai Development Public Co. Ltd. (Foreign)	19,500	3
*	True Corp. Public Co. Ltd. (Foreign)	27,000	2
			6,203
Turkey (0.3%)
*	KOC Holding A.S.	228,611	911
	Akbank T.A.S.	140,067	776
	Eregli Demir ve Celik Fabrikalari A.S.	94,257	775
	Anadolu Efes Biracilik ve Malt Sanayii A.S.	67,191	754
*	Turkiye Garanti Bankasi A.S.	218,448	729
	Turkiye Is Bankasi A.S. C Shares	120,940	557
*	Yapi ve Kredi Bankasi A.S.	185,862	422
	Enka Insaat ve Sanayi A.S.	32,554	378
	Turkiye Halk Bankasi A.S.	55,013	373
	Tupras-Turkiye Petrol Rafinerileri A.S.	13,148	355
	Turkcell Iletisim Hizmetleri A.S.	45,181	346
	Migros Turk A.S.	13,244	231

*	Turk Telekomunikasyon A.S.	60,304	222
	Haci Omer Sabanci Holding A.S.	35,072	174
*	Dogan Sirketler Grubu Holding A.S.	92,080	136
	Turkiye Vakiflar Bankasi T.A.O.	64,840	131
	Ford Otomotiv Sanayi A.S.	11,010	93
	Tofas Turk Otomobil Fabrikasi A.S.	22,503	81
	Arcelik A.S.	18,827	72
			7,516
United Kingdom (15.0%)
	HSBC Holdings PLC	1,959,198	32,401
	BP PLC	3,075,175	31,562
	Vodafone Group PLC	8,589,234	23,009
	Royal Dutch Shell PLC Class A	578,943	20,556
	GlaxoSmithKline PLC	869,958	20,279
	Rio Tinto PLC	163,446	17,104
	Royal Dutch Shell PLC Class B	451,496	15,855
	BG Group PLC	549,866	12,427
	Anglo American PLC	216,399	12,371
	BHP Billiton PLC	360,190	11,921
	AstraZeneca Group PLC	238,175	11,576
	Royal Bank of Scotland Group PLC	2,649,590	10,993
	Tesco PLC	1,284,541	9,124
	British American Tobacco PLC	246,988	8,913
	Xstrata PLC	118,934	8,531
	Diageo PLC	419,579	7,309
	Barclays PLC	1,056,621	7,175
	Standard Chartered PLC	228,389	6,954
	Reckitt Benckiser Group PLC	115,967	6,323
	Imperial Tobacco Group PLC	163,086	6,091
	Unilever PLC	212,344	5,822
	National Grid Transco PLC	400,484	5,274
	Lloyds TSB Group PLC	902,901	5,265
	BAE Systems PLC	562,599	4,992
	HBOS PLC	845,291	4,824
	Prudential PLC	406,251	4,350
	Aviva PLC	433,627	4,303
	BT Group PLC	1,245,373	4,208
	Scottish & Southern Energy PLC	140,035	3,879
	SABMiller PLC	180,317	3,728
	Centrica PLC	590,616	3,667
	Man Group PLC	278,935	3,369
*	Cadbury PLC	216,624	2,559
	British Energy Group PLC	167,545	2,404
	Compass Group PLC	303,687	2,189
	Morrison Supermarkets PLC	423,189	2,159
	Reed Elsevier PLC	178,591	2,027
	Rolls-Royce Group PLC	281,344	1,983
	International Power PLC	238,297	1,939
	Land Securities Group PLC	73,813	1,878
	British Sky Broadcasting Group PLC	206,623	1,852
	Legal & General Group PLC	960,329	1,848
	Pearson PLC	142,512	1,825

	WPP Group PLC	189,953	1,803
	Tullow Oil PLC	114,867	1,783
	J. Sainsbury PLC	283,475	1,764
	Capita Group PLC	129,592	1,758
	Old Mutual PLC	824,868	1,574
*	United Utilities Group PLC	112,146	1,538
	Standard Life PLC	340,814	1,527
*	Shire Ltd.	91,286	1,513
	Smith & Nephew PLC	136,576	1,458
	Marks & Spencer Group PLC	264,355	1,346
	Royal & Sun Alliance Insurance Group PLC	510,375	1,325
	Cable and Wireless PLC	403,842	1,313
	3i Group PLC	72,494	1,289
	Smiths Group PLC	61,646	1,273
	Experian Group Ltd.	157,104	1,215
*	Cairn Energy PLC	21,801	1,176
	Lonmin PLC	23,817	1,137
	Carnival PLC	32,345	1,131
	British Land Co., PLC	80,946	1,120
	Johnson Matthey PLC	33,261	1,095
	Foreign and Colonial Investment Trust PLC	195,534	1,079
	ICAP PLC	105,909	1,045
	Hammerson PLC	54,050	1,022
^	Liberty International PLC	53,219	983
	The Alliance Trust PLC	156,687	952
	Severn Trent PLC	35,842	941
	Bunzl PLC	73,401	915
*	Thomson Reuters PLC	33,665	909
	Cobham PLC	226,653	906
	Scottish Mortgage Investment Trust PLC	77,392	889
	Burberry Group PLC	99,454	883
	Vedanta Resources PLC	22,101	874
	Kingfisher PLC	365,382	849
	Group 4 Securicor PLC	220,823	841
	Associated British Foods PLC	59,325	839
	Kazakhmys PLC	28,122	828
	The Sage Group PLC	211,216	815
	Next PLC	41,796	785
	Rexam PLC	104,760	784
	Drax Group PLC	50,718	726
*	United Business Media Ltd.	64,784	722
*	Invensys PLC	127,536	710
	Antofagasta PLC	62,178	706
	Wolseley PLC	97,839	657
	Whitbread PLC	28,676	628
	InterContinental Hotels Group PLC	46,603	611
	Friends Provident PLC	356,592	591
	Tate & Lyle PLC	74,949	578
	Schroders PLC	30,057	570
	William Hill PLC	89,858	557
	Segro PLC	65,659	530
	Aegis Group PLC	243,661	523

	Home Retail Group	121,359	519
	Enterprise Inns PLC	82,903	506
	Rentokil Initial PLC	380,861	504
	Hays PLC	307,665	486
	ITV PLC	575,314	483
	Signet Group PLC	475,213	471
^	British Airways PLC	90,147	452
	Mitchells & Butlers PLC	92,169	450
	LogicaCMG PLC	207,175	432
^	Alliance & Leicester PLC	64,350	430
	GKN PLC	96,359	404
	Ladbrokes PLC	79,369	394
	Provident Financial PLC	21,210	367
	Daily Mail and General Trust PLC	53,643	336
	Tomkins PLC	128,723	315
^	Bradford & Bingley PLC	231,551	255
^	Persimmon PLC	44,016	250
	Witan Investment Trust PLC	29,467	237
	International Personal Finance	37,734	227
	Misys PLC	67,086	226
	Electrocomponents PLC	73,530	225
	Thomas Cook Group PLC	52,586	208
	Mondi PLC	38,164	189
	Kesa Electricals PLC	60,316	179
	Schroders PLC-Non Voting Shares	10,041	173
	DSG International PLC	191,462	169
	Yell Group PLC	116,963	162
	Punch Taverns PLC	27,518	139
^	Carphone Warehouse PLC	36,056	134
	Travis Perkins PLC	11,403	129
	Trinity Mirror PLC	69,270	118
	BBA Aviation PLC	46,896	114
^	Barratt Developments PLC	36,013	67
*	PartyGaming PLC	7,396	32
	Johnston Press PLC	17,900	16
*	Bradford and Bingley PLC Rights Exp. 8/1/08		81,998	4
^	Northern Rock PLC		21,312	—
				420,006
Total Common Stocks (Cost $3,102,551)				2,764,210
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (2.1%)
[2]	Vanguard Market Liquidity Fund (Cost $58,856)	2.386%	58,856,069	58,856
Total Investments (101.1%) (Cost $3,161,407)				2,823,066
Other Assets and Liabilities-Net (-1.1%)				(31,098)
Net Assets (100%)				2,791,968

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers.

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of these securities was $14,037,000, representing 0.5% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $3,162,706,000. Net unrealized depreciation of investment securities for tax purposes was $339,640,000, consisting of unrealized gains of $67,272,000 on securities that had risen in value since their purchase and $406,912,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard Total World Stock Index Fund

Schedule of Investments
As fo July 31, 2008

		Shares	Market Value ($000)
Common Stocks (98.5%)
Argentina (0.1%)
	Tenaris SA ADR	824	50
Australia (2.8%)
	BHP Billiton Ltd.	6,323	236
	Commonwealth Bank of Australia	2,430	90
	National Australia Bank Ltd.	3,287	75
	Westpac Banking Corp., Ltd.	3,713	75
	Rio Tinto Ltd.	622	73
	Australia & New Zealand Bank Group Ltd.	4,040	61
	Westfield Group	3,745	56
	Woolworths Ltd.	2,309	54
	Woodside Petroleum Ltd.	973	49
	QBE Insurance Group Ltd.	1,960	41
	Wesfarmers Ltd.	1,272	41
	Telstra Corp. Ltd.	7,967	34
*	Fortescue Metals Group Ltd.	3,954	32
	CSL Ltd.	949	31
	Brambles Ltd.	3,456	27
	Macquarie Group, Ltd.	548	26
	St. George Bank Ltd.	1,007	26
	Origin Energy Ltd.	1,750	26
	Newcrest Mining Ltd.	852	24
	Suncorp-Metway Ltd.	1,680	21
	AMP Ltd.	3,389	21
	BlueScope Steel Ltd.	1,808	20
	Santos Ltd.	1,056	18
	Incitec Pivot Ltd.	116	18
	Wesfarmers, Ltd. Price Protected Shares	540	17
	Foster's Group Ltd.	3,508	16
	Orica Ltd.	720	16
	OneSteel Ltd.	2,504	16
	Computershare Ltd.	1,844	15
	Alumina Ltd.	3,380	15
	Oil Search Ltd.	2,660	14
	Perpetual Trustees Australia Ltd.	360	14
	Leighton Holdings Ltd.	340	13
	WorleyParsons Ltd.	436	13
	OZ Minerals Ltd.	6,720	12
	Insurance Australia Group Ltd.	3,367	12
	Stockland	2,635	11
	Transurban Group	2,217	11
	Macquarie Infrastructure Group	4,445	11
	Australian Stock Exchange Ltd.	312	10
	Sims Group Ltd.	324	10
	AGL Energy Ltd.	788	10
	AXA Asia Pacific Holdings Ltd.	2,342	10
	Amcor Ltd.	1,659	8
	Sonic Healthcare Ltd.	628	8
	Tabcorp Holdings Ltd.	981	8
	Macquarie Goodman Group	3,111	7
	Dexus Property Group NPV	5,327	7
	Lion Nathan Ltd.	755	6
	CFS Gandel Retail Trust	3,268	6
	GPT Group	4,192	6
	Boral Ltd.	1,064	6
	Coca-Cola Amatil Ltd.	722	5
	Toll Holdings Ltd.	818	5
	Mirvac Group	2,074	5
	Lend Lease Corp.	515	5
	Crown Ltd.	604	4
	Boart Longyear Group	2,322	4
*	Paladin Resources Ltd.	789	4
	Asciano Group	915	4
	Babcock & Brown Infrastructure Group	4,196	3
	Macquarie Airports Group	1,295	3
	Macquarie Office Trust	3,823	3
	Commonwealth Property Office Fund	2,531	3

	James Hardie Industries NV	738	3
	Qantas Airways Ltd.	1,028	3
	Bank of Queensland Ltd.	234	3
	Metcash Ltd.	845	3
	Nufarm Ltd.	196	3
	Harvey Norman Holdings Ltd.	1,018	3
	Tatt's Group, Ltd.	1,330	3
	Cochlear Ltd.	72	3
	Downer EDI Ltd.	459	3
	Bendigo Bank Ltd.	286	3
	Billabong International Ltd.	291	3
	Consolidated Media Holdings, Ltd.	1,000	3
	Goodman Fielder Ltd.	2,239	3
	Caltex Australia Ltd.	238	3
	Babcock & Brown Ltd.	436	3
	CSR Ltd.	1,316	3
	Energy Resources of Australia Ltd.	132	3
	Aristocrat Leisure Ltd.	487	2
	Virgin Blue Holdings Ltd.	818	1
*	Orica Ltd. Rights Exp. 8/18/08	90	—
			1,585
Austria (0.2%)
	Voestalpine AG	368	24
	Wienerberger AG	580	16
	Erste Bank der Oesterreichischen Sparkassen AG	235	15
*	Meinl European Land Ltd.	1,296	13
	OMV AG	149	10
	Telekom Austria AG	352	7
	Raiffeisen International Bank-Holding AG	46	6
	Immofinanz Immobilien Anlagen AG	456	4
			95
Belgium (0.4%)
	Delhaize Group	1,172	64
	Fortis (Amsterdam Shares)	2,159	30
	Fortis	1,980	28
	Dexia	1,760	24
	KBC Bank & Verzekerings Holding	176	18
	Umicore	388	18
	InBev	183	12
	Solvay SA	26	3
	UCB SA	82	3
			200
Brazil (1.7%)
	Petroleo Brasileiro SA Series A ADR	2,334	107
	Banco Itau Holding Financeira SA ADR	4,340	92
	Companhia de Bebidas das Americas ADR	1,308	78
	Petroleo Brasileiro SA ADR	1,376	77
	Companhia Siderurgica Nacional SA ADR	1,860	73
	Companhia Vale do Rio Doce ADR	2,408	72
	Banco Bradesco SA ADR	3,388	72
	Companhia Vale do Rio Doce Sponsored ADR	2,636	69
	Embraer-Empresa Brasileira de Aeronautica SA ADR	2,252	69
	Petroleo Brasileiro SA Pfd.	2,300	52
	Gerdau SA ADR	2,344	51
	Brasil Telecom Participacoes SA ADR	450	35
	Tele Norte Leste Participacoes ADR	1,452	34
	Petroleo Brasileiro SA	1,200	34
	Tim Participacoes SA ADR	1,024	28
	Itausa-Investimentos Itau SA	2,400	16
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	300	13
	Banco do Brasil SA	700	11
			983
Canada (3.5%)
*	Research in Motion Ltd.	1,030	127
	Potash Corp. of Saskatchewan, Inc.	540	111
	Manulife Financial Corp.	3,000	111
	Royal Bank of Canada	2,300	106
	EnCana Corp.	1,400	101

	Toronto-Dominion Bank	1,500	91
	Suncor Energy, Inc.	1,660	90
	Bank of Nova Scotia, Halifax	1,800	88
	Canadian Natural Resources Ltd.	930	73
	Barrick Gold Corp.	1,530	65
	Sun Life Financial Services of Canada	1,600	62
	Goldcorp Inc.	1,300	48
	Canadian Imperial Bank of Commerce	800	48
	Canadian National Railway Co.	900	47
	Bank of Montreal, Quebec	900	42
	Petro-Canada	900	42
	TransCanada Corp.	1,050	41
	Brookfield Asset Management Inc.	1,200	40
	Teck Cominco Ltd. Class B	800	37
	Canadian Utilities Ltd.	800	36
	Agrium, Inc.	400	35
	Imperial Oil Ltd.	690	34
	Talisman Energy, Inc.	1,900	34
	Rogers Communications, Inc. Class B	900	30
	Enbridge Inc.	690	30
	Cameco Corp.	800	29
	Nexen Inc.	900	28
	Canadian Pacific Railway Ltd.	400	25
	Kinross Gold Corp.	1,200	22
*	CGI Group Inc.	2,000	21
	Power Corp. of Canada	690	21
	Husky Energy Inc.	460	20
	Bombardier Inc. Class B	2,800	20
	Shoppers Drug Mart Corp.	360	19
	BCE Inc.	500	19
	Power Financial Corp.	560	18
	National Bank of Canada	330	16
	Shaw Communications Inc.	720	15
	Magna International	230	14
	TransAlta Corp.	360	13
	Thomson Reuters Corp.	360	12
	Canadian Tire Corp. Class A	200	11
	Brookfield Properties Corp.	500	9
	Great-West Lifeco Inc.	300	9
	IGM Financial, Inc.	200	8
	Finning International Inc.	300	8
*	Nortel Networks Corp.	900	7
	Loblaw Cos., Ltd.	200	6
	Saputo Inc.	200	5
	George Weston Ltd.	100	4
	Telus Communications Inc.	100	4
	Telus Corp.-Non Voting Shares	100	4
	Biovail Corp.	300	3
	Bombardier Inc. Class A	415	3
*	MDS Inc.	200	3
	Nova Chemicals Corp.	100	3
			1,968
Chile (0.1%)
	Empresa Nacional de Electricidad SA ADR	1,044	50
	Empresas Copec SA	513	7
	Enersis SA	13,000	5
	S.A.C.I. Falabella, SA	1,000	4
	Sociedad Quimica y Minera de Chile SA ADR	100	4
	CAP SA	53	2
	Sociedad Quimica y Minera de Chile SA	53	2
			74
China (1.4%)
	China Mobile (Hong Kong) Ltd.	11,000	147
	PetroChina Co. Ltd.	40,000	53
	China Life Insurance Co., Ltd.	13,000	49
	CITIC Pacific Ltd.	12,000	46
	China Construction Bank	48,000	42
	China Communications Construction Co., Ltd.	20,000	37

	China Unicom Ltd.	18,000	37
	GOME Electrical Appliances Holdings Ltd.	76,000	32
	China Petroleum & Chemical Corp.	28,000	29
	China Merchants Bank Co., Ltd. Class H	8,000	29
	Ping An Insurance (Group) Co. of China Ltd.	4,000	28
	Bank of China	57,000	26
	Bank of Communications Ltd. Class H	20,000	25
	China Shipping Development Co.	8,000	24
	China Shenhua Energy Co. Ltd. H Shares	6,000	22
	Weiqiao Textile Co. Ltd.	28,000	21
	China Coal Energy Co.	12,000	21
	Fujian Zijin Mining Industry Co., Ltd.	24,000	19
	China Telecom Corp. Ltd.	30,000	16
	China COSCO Holdings Co., Ltd.	3,500	8
	Aluminum Corp. of China Ltd.	8,000	8
	China Merchants Holdings International Co. Ltd.	2,000	8
	China Resources Enterprise Ltd.	2,000	5
	Huadian Power International Corp. Ltd.	16,000	5
	China Resources Power Holdings Co., Ltd.	2,000	4
	Lenovo Group Ltd.	6,000	4
	Jiangxi Copper Co. Ltd.	2,000	4
	Yanzhou Coal Mining Co. Ltd. H Shares	2,000	4
	Guangzhou R&F Properties Co. Ltd.	1,600	3
	China Oilfield Services Ltd.	2,000	3
	China Mengniu Dairy Co., Ltd.	1,000	3
	China Resources Land Ltd.	2,000	3
	Inner Mongolia Yitai Coal Co., Ltd.	400	2
			767
Colombia (0.1%)
	Bancolombia SA ADR	1,432	48
Czech Republic (0.1%)
	Ceske Energeticke Zavody a.s.	236	20
	Cesky Telecom a.s.	161	5
	Komercni Banka a.s.	21	5
			30
Denmark (0.4%)
	Novo Nordisk A/S B Shares	1,100	70
*	Vestas Wind Systems A/S	400	52
	Coloplast A/S B Shares	400	34
	Danisco A/S	400	27
	Danske Bank A/S	600	17
	AP Moller-Maersk A/S B Shares	1	12
	AP Moller-Maersk A/S A Shares	1	11
	Carlsberg A/S B Shares	50	4
			227
Egypt (0.1%)
	Orascom Construction Industries GDR	116	17
	Orascom Telecom Holding SAE GDR	292	15
			32
Finland (0.5%)
	Nokia Oyj	6,975	190
	Wartsila Oyj B Shares	476	29
	Metso Oyj	556	20
	Fortum Oyj	440	20
	Stora Enso Oyj R Shares	2,120	19
	Sampo Oyj A Shares	440	11
	UPM-Kymmene Oyj	520	8
	Kone Oyj	160	5
			302
France (4.6%)
	Total SA	4,507	345
	Gaz de France	3,138	196
	BNP Paribas SA	1,706	168
	Sanofi-Aventis	1,792	126
	AXA	3,883	114
	France Telecom SA	3,544	112
	Societe Generale Class A	1,059	98
	Vivendi SA	2,229	93

	LVMH Louis Vuitton Moet Hennessy	651	72
	Groupe Danone	964	71
	Air Liquide SA	507	66
	Carrefour SA	1,240	63
	Vinci SA	1,084	61
	L'Oreal SA	541	57
	Alstom	494	55
	Schneider Electric SA	476	53
	Cie. de St. Gobain SA	732	45
	Veolia Environnement	851	45
	Unibail Co.	196	44
	Lafarge SA	311	42
	Electricite de France	455	40
	Accor SA	588	39
	Societe BIC SA	696	35
	Pernod Ricard SA	387	34
	Bouygues SA	520	34
	Credit Agricole SA	1,578	34
	Vallourec SA	106	32
	Renault SA	369	31
	Hermes International	188	30
	Pinault-Printemps-Redoute SA	272	30
*	Alcatel-Lucent	4,100	25
	Cap Gemini SA	356	23
	Technip SA	264	22
	Essilor International SA	384	19
	PSA Peugeot Citroen	376	18
*	Suez Environnement SA Rights Exp. 10/22/08	2,290	16
	Christian Dior SA	137	15
	STMicroelectronics NV	1,286	14
	Lagardere S.C.A.	253	14
	Eramet SLN	20	14
	Sodexho Alliance SA	211	14
	Compagnie Generale des Etablissements Michelin SA	195	13
	Eiffage SA	168	10
	CNP Assurances	83	9
	Publicis Groupe SA	275	9
	Arkema	116	6
*	Compagnie Generale de Geophysique SA	142	6
	Eurazeo	53	5
	Wendel Investissement	47	5
	Thales SA	67	4
	Atos Origin SA	62	4
	Dassault Systemes SA	52	3
	Air France	134	3
	Casino Guichard-Perrachon SA	33	3
	Valeo SA	99	3
	Societe Television Francaise 1	184	3
	Safran SA	183	3
	ICADE	27	3
	Natixis	327	3
	Klepierre	62	3
			2,557
Germany (3.8%)
	E.On AG	1,257	240
	Siemens AG	1,722	210
	Allianz AG	848	144
	Volkswagen AG	412	131
	Bayer AG	1,440	124
	BASF AG	1,782	113
	Daimler AG (Registered)	1,939	112
	Deutsche Telekom AG	6,163	107
	SAP AG	1,761	102
	Deutsche Bank AG	994	92
	RWE AG	740	89
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	418	69
	Deutsche Post AG	1,968	46
	Deutsche Boerse AG	404	46

	ThyssenKrupp AG	692	39
	K&S AG	312	38
	Commerzbank AG	1,189	38
	Linde AG	242	34
	Continental AG	296	33
	Volkswagen AG Pfd.	193	30
	Man AG	271	27
	Porsche AG	174	26
	Bayerische Motoren Werke AG	533	24
	Adidas AG	360	22
	Fresenius Medical Care AG	385	21
	Henkel AG & Co. KGaA	456	18
	Metro AG	287	16
	Merck KGaA	114	14
*	Infineon Technologies AG	1,756	13
	Salzgitter AG	76	12
	Fresenius AG Pfd.	137	11
	Beiersdorf AG	161	10
	TUI AG	442	10
	Hypo Real Estate Holding AG	356	10
	Deutsche Lufthansa AG	431	10
	Henkel KGaA	243	9
	Deutsche Postbank AG	116	8
	Hochtief AG	99	8
	Lanxess	147	6
	Hannover Rueckversicherung AG	114	6
*	Q-Cells AG	54	5
	Fresenius AS	58	5
	Wacker Chemie AG	24	5
	HeidelbergCement AG	35	4
	Puma AG	10	3
	Heidelberger Druckmaschinen AG	162	3
	Aachener & Muenchener Beteiligungs AG (Bearer)	16	3
	Altana AG	183	3
	Suedzucker AG	160	3
	Celesio AG	83	3
	Fraport AG	44	3
			2,158
Greece (0.2%)
	National Bank of Greece SA ADR	6,672	63
	Hellenic Telecommunications Organization SA ADR	2,088	22
	Alpha Credit Bank SA	410	12
	GEA Group AG	326	11
	EFG Eurobank Ergasias	394	10
	Bank of Piraeus	316	9
	Coca-Cola Hellenic Bottling Co. SA	140	3
*	Commercial Bank of Greece SA	140	3
	Hellenic Petroleum SA	220	3
			136
Hong Kong (1.3%)
	Hutchison Whampoa Ltd.	8,000	75
	Industrial and Commercial Bank of China Ltd. Class H	80,000	60
	Sun Hung Kai Properties Ltd.	4,000	59
	Cheung Kong Holdings Ltd.	4,000	56
	CNOOC Ltd.	25,000	37
	Hang Seng Bank Ltd.	1,600	31
	China Overseas Land & Investment Ltd.	16,000	28
	Li & Fung Ltd.	8,000	27
	Hong Kong Exchanges & Clearing Ltd.	1,800	27
	Bank of East Asia Ltd.	4,800	23
	Swire Pacific Ltd. A Shares	2,000	21
	Esprit Holdings Ltd.	2,000	21
	Hong Kong & China Gas Co., Ltd.	9,000	20
	Hang Lung Development Co., Ltd.	4,000	18
	Shangri-La Asia Ltd.	8,000	17
	Sino Land Co.	8,000	16
	New World Development Co., Ltd.	8,000	15
	Giordano International Ltd.	32,000	13

	Hang Lung Properties Ltd.	4,000	13
	CLP Holdings Ltd.	1,500	12
	Tencent Holdings Ltd.	1,200	11
	Boc Hong Kong Holdings Ltd.	3,500	9
	Hong Kong Electric Holdings Ltd.	1,500	9
	Henderson Land Development Co. Ltd.	1,000	6
	Hengan International Group Co. Ltd.	2,000	6
	MTR Corp.	1,500	5
	Wharf Holdings Ltd.	1,000	4
	Cheung Kong Infrastructure Holdings Ltd.	1,000	4
	Yue Yuen Industrial (Holdings) Ltd.	1,500	4
	China National Building Material Co., Ltd.	2,000	4
	Cathay Pacific Airways Ltd.	2,000	4
	Cafe De Coral Holdings Ltd.	2,000	4
	Hopewell Holdings Ltd.	1,000	4
	Texwinca Holdings Ltd.	4,000	4
	Techtronic Industries Co., Ltd.	3,500	3
*	China Railway Group, Ltd.	4,000	3
*	CITIC International Financial Holdings Ltd.	4,000	3
	PCCW Ltd.	5,000	3
	China Citic Bank	5,000	3
	Shenzhen International Holdings Ltd.	32,500	3
	Shun Tak Holdings Ltd.	4,000	3
	Dah Sing Financial Group	400	3
	Hutchinson Harbour Ring Ltd.	34,000	3
	Belle International Holdings Ltd.	3,000	3
	Hong Kong and Shanghai Hotels Ltd.	2,000	3
	China Netcom Group Corp. Hong Kong Ltd.	1,000	3
	Lifestyle International Holdings, Ltd.	2,000	3
	C C Land Holdings Ltd.	5,000	3
	ASM Pacific Technology Ltd.	400	3
	Great Eagle Holdings Ltd.	1,000	3
*	Foxconn International Holdings Ltd.	3,000	3
	Hysan Development Co., Ltd.	1,000	3
	Chinese Estates Holdings	2,000	3
	Johnson Electric Holdings Ltd.	6,500	3
	Kerry Properties Ltd.	500	3
	Chong Hing Bank Ltd.	1,000	3
	Fubon Bank (Hong Kong) Ltd.	4,000	3
	Tingyi Holding Corp.	2,000	2
	Kingboard Chemical Holdings Ltd.	500	2
	Lee & Man Paper Manufacturing Ltd.	2,000	2
	Next Media Ltd.	8,000	2
	First Pacific Co. Ltd.	4,000	2
	Public Financial Holdings Ltd.	4,000	2
	Orient Overseas International Ltd.	500	2
	Henderson Investment Ltd.	32,000	2
	NWS Holdings Ltd.	1,000	2
*	Galaxy Entertainment Group Ltd.	5,000	2
	Melco International Development Corp.	3,000	2
	Kowloon Development Co., Ltd.	1,000	2
			760
Hungary (0.1%)
	MOL Hungarian Oil and Gas Nyrt.	300	41
*	OTP Bank Nyrt.	416	19
			60
India (1.0%)
	Infosys Technologies Ltd. ADR	2,420	95
	HDFC Bank Ltd. ADR	1,164	91
	ICICI Bank Ltd. ADR	2,988	89
	Reliance Industries Ltd. GDR	688	71
*	Bharti Airtel Ltd.	1,429	27
	Larsen & Toubro Ltd.	412	25
	ITC Ltd.	5,313	23
	Housing Development Finance Corp. Ltd.	389	21
*	Reliance Communication Ventures	1,541	18
	Tata Iron and Steel Co. Ltd.	1,033	16
	Oil and Natural Gas Corp. Ltd.	306	7

	NTPC Ltd.	1,666	7
	Bharat Heavy Electricals Ltd.	150	6
*	Essar Oil Ltd.	1,163	5
	Hindustan Lever Ltd.	897	5
*	Reliance Natural Resources, Ltd.	1,927	4
	Satyam Computer Services Ltd. ADR	205	4
*	Sterlite Industries (India) Ltd.	289	4
	State Bank of India GDR	65	4
	Axis Bank Ltd.	273	4
	Reliance Energy Ltd.	172	4
	Reliance Capital Ltd.	123	4
	DLF Ltd.	302	4
	Jindal Steel & Power Ltd.	74	4
	Aditya Birla Nuvo Ltd.	113	4
	Wipro Ltd. ADR	308	3
	Gail India Ltd.	396	3
	Tata Power Co. Ltd.	126	3
	Steel Authority of India Ltd.	1,016	3
*	Sun Pharmaceutical Industries Ltd.	100	3
	Grasim Industries Ltd.	78	3
	Glenmark Pharmaceuticals Ltd.	216	3
*	Idea Cellular Ltd.	1,514	3
	Unitech, Ltd.	803	3
	Jaiprakash Associates Ltd.	834	3
*	Aban Offshore Ltd.	50	3
	GlaxoSmithKline Pharmaceuticals (India) Ltd.	110	3
	JSW Steel Ltd.	156	3
			585
Indonesia (0.3%)
	PT Bumi Resources Tbk	54,000	40
	PT Astra International Tbk	12,000	30
	PT United Tractors Tbk	22,000	27
	PT Bank Central Asia Tbk	76,000	25
	PT Bank Rakyat Indonesia Tbk	24,000	16
	PT Telekomunikasi Indonesia Tbk	16,000	13
			151
Ireland (0.2%)
	CRH PLC	967	25
	Allied Irish Banks PLC	1,868	23
	Bank of Ireland	2,216	19
*	Elan Corp. PLC	780	16
	Anglo Irish Bank Corp. PLC	1,644	13
	Kerry Group PLC A Shares	169	5
	Irish Life & Permanent PLC	321	2
			103
Israel (0.3%)
	Teva Pharmaceutical Industries Ltd.	2,092	94
	Israel Chemicals Ltd.	1,428	26
*	Check Point Software Technologies Ltd.	800	18
	Bank Hapoalim Ltd.	940	4
	Bezeq Israeli Telecommunication Corp., Ltd.	1,980	3
*	Cellcom Israel Ltd.	85	3
	Bank Leumi Le-Israel	600	3
	Makhteshim-Agan Industries Ltd.	300	3
	Partner Communications Co. Ltd.	100	2
			156
Italy (1.6%)
	Eni SpA	5,235	177
	Unicredit SpA	17,120	102
	Assicurazioni Generali SpA	2,643	92
	Intesa Sanpaolo SpA	15,849	89
	Enel SpA	8,548	79
	Telecom Italia SpA	22,894	41
	Unione Di Banche Italiane ScpA	1,201	29
	Bulgari SpA	2,564	28
	Autogrill SpA	2,072	25
	Unipol Gruppo Finanziario SpA Pfd.	12,160	24
	Saipem SpA	621	24

	Fiat SpA	1,308	22
	Mediolanum SpA	5,048	21
	Banco Popolare SpA	1,136	20
	Gruppo Editoriale L'Espresso SpA	8,548	20
	Fondiaria-Sai SpA RNC	920	20
	RCS Media Group SpA	8,320	19
	Snam Rete Gas SpA	1,842	12
	Italcementi SpA Risp.	928	10
	Telecom Italia SpA RNC	6,152	8
	Finmeccanica SpA	269	8
	Mediaset SpA	881	6
	Banca Monte dei Paschi di Siena SpA	2,070	6
	A2A SpA	1,511	5
	Terna SpA	1,268	5
	Mediobanca Banca di Credito Finanziaria SpA	343	5
	Atlantia SpA	146	4
			901
Japan (8.7%)
	Toyota Motor Corp.	4,700	203
	Mitsubishi UFJ Financial Group	19,100	169
	Canon, Inc.	2,400	110
	Sumitomo Mitsui Financial Group, Inc.	14	109
	Nintendo Co.	200	97
	Mitsubishi Estate Co., Ltd.	4,000	96
	Isuzu Motors Ltd.	20,000	86
	Matsushita Electric Industrial Co., Ltd.	4,000	84
	Honda Motor Co., Ltd.	2,600	83
	Mitsui & Co., Ltd.	4,000	82
	Japan Tobacco, Inc.	16	75
	Mizuho Financial Group, Inc.	15	72
	Takeda Pharmaceutical Co. Ltd.	1,300	69
	Sony Corp.	1,800	68
	Mitsubishi Corp.	2,300	67
	Tokyo Electric Power Co.	2,400	66
	East Japan Railway Co.	8	63
	Nippon Telegraph and Telephone Corp.	12	61
	Millea Holdings, Inc.	1,600	60
	NTT DoCoMo, Inc.	36	58
	Nomura Holdings Inc.	4,000	58
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,600	53
	Mitsui OSK Lines Ltd.	4,000	52
	Nippon Steel Corp.	9,000	51
	Komatsu Ltd.	2,000	50
	Shin-Etsu Chemical Co., Ltd.	800	49
	Seino Transportation Co., Ltd.	8,000	47
	Kansai Electric Power Co., Inc.	2,000	47
	KDDI Corp.	8	46
	Mitsui Fudosan Co., Ltd.	2,000	45
	Higo Bank Ltd.	8,000	45
	JFE Holdings, Inc.	900	44
	Central Japan Railway Co.	4	41
	Seven and I Holdings Co., Ltd.	1,300	40
	Itochu Corp.	4,000	40
	Sumitomo Metal Industries Ltd.	8,000	38
	Sumitomo Corp.	2,800	38
	Fuji Photo Film Co., Ltd.	1,200	38
	Nissan Motor Co., Ltd.	4,800	37
	Hitachi Ltd.	5,000	36
	Daiichi Sankyo Co., Ltd.	1,200	36
	Mitsubishi Heavy Industries Ltd.	8,000	35
	Astellas Pharma Inc.	800	35
	Kyocera Corp.	400	34
	Yakult Honsha Co., Ltd.	1,200	34
	Murata Manufacturing Co., Ltd.	800	33
	Bridgestone Corp.	2,000	33
	Fanuc Co., Ltd.	400	32
	Kokuyo Co., Ltd.	3,600	32
	Electric Power Development Co., Ltd.	800	31

	Orix Corp.	200	30
	Sagami Railway	8,000	30
	Mitsubishi Electric Corp.	3,000	30
	Marubeni Corp.	4,000	29
	Nikon Corp.	1,000	29
	Fujitsu Ltd.	4,000	29
	Circle K Sunkus Co., Ltd.	1,600	28
	Fukuyama Transporting Co., Ltd.	8,000	28
	Sumitomo Chemical Co.	4,000	26
	Suzuki Motor Corp.	1,200	26
	Toshiba Corp.	4,000	26
	Kao Corp.	1,000	26
	Nippon Oil Corp.	4,000	25
	Yamada Denki Co., Ltd.	360	24
	Chubu Electric Power Co.	1,000	24
	Mitsubishi Chemical Holdings Corp.	4,000	24
	Toho Gas Co., Ltd.	4,000	23
	Rohm Co., Ltd.	400	23
	Shiseido Co., Ltd.	1,000	22
	Asahi Glass Co., Ltd.	2,000	22
	Softbank Corp.	1,200	22
	Keyence Corp.	100	22
	Sanken Electric Co., Ltd.	4,000	22
	Yahoo Japan Corp.	56	21
	Denso Corp.	800	21
	Sumitomo Realty & Development Co.	1,000	21
	T & D Holdings, Inc.	300	19
	Daito Trust Construction Co., Ltd.	400	18
	Nippon Light Metal Co.	12,000	18
	Nomura Research Institute, Ltd.	800	18
	Tokyo Seimitsu Co., Ltd.	1,200	17
	Daiwa Securities Group Inc.	2,000	17
	Nippon Yusen Kabushiki Kaisha Co.	2,000	17
	Daikin Industries Ltd.	400	17
	Nippon Paint Co., Ltd.	4,000	17
	Ricoh Co.	1,000	16
	Tokyo Gas Co., Ltd.	4,000	16
	Sojitz Holdings Corp.	5,200	16
	Mitsubishi Materials Corp.	4,000	16
	Tohoku Electric Power Co.	700	16
	Terumo Corp.	300	16
	Kirin Brewery Co., Ltd.	1,000	15
	Haseko Corp.	14,000	15
	Casio Computer Co.	1,200	15
	Eisai Co., Ltd.	400	14
	West Japan Railway Co.	3	14
	Sharp Corp.	1,000	14
	Secom Co., Ltd.	300	14
	Sumitomo Trust & Banking Co., Ltd.	2,000	14
	Dai-Nippon Printing Co., Ltd.	1,000	14
	Bank of Yokohama Ltd.	2,000	13
	Sumitomo Metal Mining Co.	1,000	13
	Kyushu Electric Power Co., Inc.	600	13
	Yamato Holdings Co., Ltd.	1,000	12
	Mitsui Trust Holding Inc.	2,000	12
	Hoya Corp.	600	12
	Aeon Co., Ltd.	1,000	12
	Sumitomo Electric Industries Ltd.	1,000	12
*	NIS Group Co., Ltd.	8,000	12
	TDK Corp.	200	12
	Ibiden Co., Ltd.	400	12
	Round One Corp.	12	12
*	Mitsubishi Motors Corp.	7,000	12
	Resona Holdings Inc.	8	12
	Kobe Steel Ltd.	4,000	11
	Asahi Breweries Ltd.	600	11
	Tokyo Electron Ltd.	200	11
	Fast Retailing Co., Ltd.	100	11

*	Daiei, Inc.	1,400	11
	NEC Corp.	2,000	11
	Osaka Gas Co., Ltd.	3,000	11
	Chugoku Electric Power Co., Ltd.	500	11
	Shizuoka Bank Ltd.	1,000	11
	Toppan Printing Co., Ltd.	1,000	10
	Ajinomoto Co., Inc.	1,000	10
	Asahi Kasei Corp.	2,000	10
	Inpex Holdings, Inc.	1	10
	Toray Industries, Inc.	2,000	10
	SMC Corp.	100	10
	Sompo Japan Insurance Inc.	1,000	10
	Daiwa House Industry Co., Ltd.	1,000	9
	Hirose Electric Co., Ltd.	100	9
	Sekisui House Ltd.	1,000	9
	Hankyu Corp.	2,000	9
	JTEKT Corp.	600	9
	TonenGeneral Sekiyu K.K.	1,000	8
	Nippon Sanso Corp.	1,000	8
	NSK Ltd.	1,000	8
	Konica Minolta Holdings, Inc.	500	8
	Seiko Epson Corp.	300	8
	Nipponkoa Insurance Co., Ltd.	1,000	8
	Kawasaki Kisen Kaisha Ltd.	1,000	8
	Shikoku Electric Power	300	8
	Aisin Seiki Co., Ltd.	300	8
	Mitsumi Electric Co., Ltd.	400	8
	Hokuriku Electric Power Co.	300	7
	Nidec Corp.	100	7
	Uni-Charm Corp.	100	7
	Omron Corp.	400	7
	Odakyu Electric Railway Co.	1,000	7
	Shinsei Bank, Ltd.	2,000	7
	Nisshin Seifun Group Inc.	500	7
	Chiba Bank Ltd.	1,000	7
	Mitsubishi Gas Chemical Co.	1,000	7
	The Hachijuni Bank Ltd.	1,000	6
	Keihin Electric Express Railway Co., Ltd.	1,000	6
	Kubota Corp.	1,000	6
	Sekisui Chemical Co.	1,000	6
	Oriental Land Co., Ltd.	100	6
	Sumitomo Heavy Industries Ltd.	1,000	6
	Gunma Bank Ltd.	1,000	6
	Sankyo Co., Ltd.	100	6
	Nippon Mining Holdings Inc.	1,000	6
	AEON Mall Co., Ltd.	200	6
	Mazda Motor Corp.	1,000	6
	Nitto Denko Corp.	200	6
	Ono Pharmaceutical Co., Ltd.	100	6
	Tokyu Corp.	1,000	6
	Kuraray Co., Ltd.	500	5
	Fuji Heavy Industries Ltd.	1,000	5
	Keio Electric Railway Co., Ltd.	1,000	5
	Aioi Insurance Co., Ltd.	1,000	5
	Lawson Inc.	100	5
	Showa Denko K.K.	2,000	5
	OJI Paper Co., Ltd.	1,000	5
	Furukawa Electric Co.	1,000	5
	Mitsui Chemicals, Inc.	1,000	5
	Joyo Bank Ltd.	1,000	5
	Mizuho Trust & Banking Co., Ltd.	3,000	5
	Shimano, Inc.	100	5
	Tobu Railway Co., Ltd.	1,000	5
	Nippon Express Co., Ltd.	1,000	5
	Sumco Corp.	200	5
	Yamato Kogyo Co., Ltd.	100	4
	FamilyMart Co., Ltd.	100	4
	Benesse Corp.	100	4

	Ohbayashi Corp.	1,000	4
	Credit Saison Co., Ltd.	200	4
	Toho Co., Ltd.	200	4
	Fukuoka Financial Group, Inc.	1,000	4
	Keihan Electric Railway Co., Ltd.	1,000	4
	NTT Data Corp.	1	4
	Yamaha Corp.	200	4
	Nippon Sheet Glass Co., Ltd.	1,000	4
	Shimizu Corp.	1,000	4
	All Nippon Airways Co., Ltd.	1,000	4
	Namco Bandai Holdings Inc.	300	4
	Toyo Seikan Kaisha Ltd.	200	4
	Ube Industries Ltd.	1,000	4
	JSR Corp.	200	4
	THK Co., Inc.	200	4
*	Isetan Mitsukoshi Holdings Ltd.	300	3
	Makita Corp.	100	3
	Yamaha Motor Co., Ltd.	200	3
	MEDICEO Holdings Co., Ltd.	200	3
	SBI Holdings, Inc.	14	3
	Nissin Food Products Co., Ltd.	100	3
	Kajima Corp.	1,000	3
	Chugai Pharmaceutical Co., Ltd.	200	3
	Kurita Water Industries Ltd.	100	3
	Konami Corp.	100	3
	Nisshin Steel Co.	1,000	3
	Kintetsu Corp.	1,000	3
	Teijin Ltd.	1,000	3
	JS Group Corp.	200	3
	Toyoda Automatic Loom Works Ltd.	100	3
*	Elpida Memory Inc.	100	3
	Nippon Paper Group, Inc.	1	3
	Hitachi Construction Machinery Co.	100	3
	Kawasaki Heavy Industries Ltd.	1,000	3
	Hokuhoku Financial Group, Inc.	1,000	3
	Promise Co., Ltd.	100	3
	Brother Industries Ltd.	200	3
*	Sanyo Electric Co., Ltd.	1,000	2
	Dentsu Inc.	1	2
	Hokkaido Electric Power Co., Ltd.	100	2
	Advantest Corp.	100	2
	Stanley Electric Co.	100	2
	Toyota Tsusho Corp.	100	2
			4,881
Luxembourg (0.4%)
	ArcelorMittal (Paris Shares)	2,047	181
	SES Global Fiduciary Depositary Receipts	1,336	32
	Millicom International Cellular SA	137	11
	RTL Group	16	2
			226
Malaysia (0.3%)
	Public Bank Bhd.	5,900	19
	Sime Darby Bhd.	7,700	19
	Bumiputra-Commerce Holdings Bhd.	5,700	15
	Malayan Banking Bhd.	6,200	15
	IOI Corp. Bhd.	7,800	14
	Genting Bhd.	4,700	8
	Malaysia International Shipping Corp., Bhd. (Foreign)	2,500	6
	Tenaga Nasional Bhd.	1,800	5
	Resorts World Bhd.	5,000	4
	Digi.com Bhd.	500	4
	Kuala Lumpur Kepong Bhd.	900	4
*	TM International Bhd.	1,900	4
	Malaysia Mining Corp., Bhd.	4,200	4
	AMMB Holdings Bhd.	3,500	4
	IJM Corp. Bhd.	2,000	3
	Alliance Financial Group Bhd.	3,800	3
	Gamuda Bhd.	3,900	3

	PLUS Expressways Bhd.	3,600	3
	Telekom Malaysia Bhd.	3,000	3
	Berjaya Sports Toto Bhd.	2,100	3
	YTL Power International Bhd.	5,500	3
	SP Setia Bhd.	3,300	3
	YTL Corp., Bhd.	1,500	3
	Petronas Gas Bhd.	1,000	3
	UMW Holdings Malaysia Bhd.	1,600	3
	PPB Group Bhd.	1,000	3
	British American Tobacco Bhd.	200	3
			164
Mexico (0.6%)
	America Movil SA de CV	37,933	96
	Cemex SAB de CV ADR	2,292	49
	Telefonos de Mexico SA	33,200	42
	Wal-Mart de Mexico SA	9,600	39
	Grupo Financerio Banorte SA de CV	8,400	36
	Grupo Mexico SA de CV	20,400	36
	Fomento Economico Mexicano UBD	5,600	26
	Grupo Televisa SA CPO	4,800	22
*	Telmex Internacional SAB de CV	10,597	7
*	Carso Global Telecom SAB de CV	1,100	6
			359
Netherlands (1.0%)
	ING Groep NV	4,132	135
	Unilever NV	2,901	80
	Koninklijke (Royal) Philips Electronics NV	2,197	73
	Koninklijke KPN NV	3,322	58
	Reed Elsevier NV	2,632	44
	TNT NV	1,240	43
	Aegon NV	3,368	39
	Koninklijke Ahold NV	2,528	29
	Akzo Nobel NV	500	29
	European Aeronautic Defence and Space Co.	616	12
	Koninklijke DSM NV	180	11
	ASML Holding NV	429	10
	Wolters Kluwer NV	311	7
	Corio NV	67	5
	Randstad Holding NV	120	3
			578
New Zealand (0.0%)
	Fisher & Paykel Appliances Holdings Ltd.	13,968	20
	Telecom Corp. of New Zealand Ltd.	1,118	3
	Fletcher Building Ltd.	612	3
			26
Norway (0.4%)
	Yara International ASA	600	43
	StatoilHydro ASA	1,250	40
	Orkla ASA	2,400	30
	Norsk Hydro ASA	2,000	25
	Telenor ASA	1,600	24
	Seadrill Ltd.	800	24
	Storebrand ASA	2,400	17
	DnB NOR ASA	600	8
			211
Peru (0.1%)
	Compania de Minas Buenaventura S.A.u. ADR	1,192	32
Philippines (0.0%)
	Banco De Oro	3,000	2
	Bank of Philippine Islands	2,136	2
	Ayala Land, Inc.	8,300	2
			6
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,984	50
	Bank Polska Kasa Opieki Grupa Pekao SA	484	44
	KGHM Polska Miedz SA	204	8
	Bank Przemyslowo Handlowy PBK SA	144	6

	Bank Handlowy W Warszawie	46	2
			110
Portugal (0.2%)
	Electricidade de Portugal SA	6,840	38
	Portugal Telecom SGPS SA	2,184	24
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,992	19
	Banco Comercial Portugues SA	5,656	10
	Banco BPI SA	1,944	7
	Brisa-Auto Estradas de Portugal SA	274	3
			101
Russia (1.0%)
	OAO Gazprom Sponsored ADR	3,713	178
	VTB Bank OJSC GDR	10,600	74
*	Rosneft Oil Co. GDR	5,660	60
	LUKOIL Sponsored ADR	656	54
	Sberbank	16,269	48
	Surgutneftegaz OJSC ADR	4,488	40
*	Gazprom	2,991	36
	MMC Norilsk Nickel ADR	1,464	32
*	LUKOIL	320	26
*	Rosneft Oil Co.	1,792	19
	Tatneft GDR	112	13
*	Mobile TeleSystems	292	3
			583
Singapore (0.6%)
	Haw Par Brothers International Ltd.	8,000	38
	Venture Corp. Ltd.	4,000	32
	Singapore Telecommunications Ltd.	12,000	31
	Keppel Corp., Ltd.	4,000	31
	Fraser & Neave Ltd.	8,000	26
	Cerebos Pacific Ltd.	8,000	22
	Singapore Exchange Ltd.	4,000	20
	Pacific Century Regional Developments Ltd.	84,000	18
	Singapore Post Ltd.	24,000	18
	MobileOne Ltd.	12,000	18
	Parkway Holdings Ltd.	12,000	17
	United Overseas Bank Ltd.	1,000	14
	DBS Group Holdings Ltd.	1,000	14
	Wilmar International Ltd.	4,000	13
	Golden Agri-Resources Ltd.	24,000	12
	Oversea-Chinese Banking Corp., Ltd.	1,000	6
			330
South Africa (0.9%)
	Sasol Ltd.	1,172	63
	MTN Group Ltd.	3,564	61
	Impala Platinum Holdings Ltd.	1,160	39
	Standard Bank Group Ltd.	2,640	32
	Remgro Ltd.	880	23
	Naspers Ltd.	924	22
	AngloGold Ltd.	648	21
	Anglo Platinum Ltd.	156	20
	FirstRand Ltd.	8,700	20
	Murray & Roberts Holdings Ltd.	1,244	16
	Gold Fields Ltd.	1,296	15
	Shoprite Holdings Ltd.	2,120	12
	ArcelorMittal South Africa, Ltd.	440	12
	Aveng Ltd.	1,372	12
*	Harmony Gold Mining Co., Ltd.	1,020	11
	Sanlan Ltd.	4,396	10
	Bidvest Group Ltd.	740	10
	Kumba Iron Ore Ltd.	284	10
	Steinhoff International Holdings Ltd.	3,688	8
	Telkom South Africa Ltd.	320	6
	African Rainbow Minerals Ltd.	140	5
	Sappi Ltd.	420	5
	Massmart Holdings Ltd.	400	4
	Aspen Pharmacare Holdings Ltd.	700	4
	Truworths International Ltd.	1,000	4
	Reunert Ltd.	500	4
	Liberty Group Ltd.	400	3

	AECI Ltd.	390	3
	Network Healthcare Holdings Ltd.	3,300	3
*	Metorex Ltd.	1,193	3
	Northam Platinum Ltd.	360	3
	Nedbank Group Ltd.	180	3
*	Mvelaphanda Resources Ltd.	367	3
	Exxaro Resources Ltd.	168	2
	RMB Holdings Ltd.	677	2
	Growthpoint Properties Ltd.	1,306	2
	African Bank Investments Ltd.	601	2
	Barloworld Ltd.	180	2
			480
South Korea (1.6%)
	Kookmin Bank-Sponsored ADR	2,348	135
	POSCO ADR	880	117
	Shinhan Financial Group Co., Ltd. ADR	1,032	96
	SK Telecom Co., Ltd. ADR	4,076	87
[1]	Samsung Electronics Co., Ltd. GDR	304	84
	KT Corp. ADR	3,764	77
	Samsung Electronics Co., Ltd.	113	63
	Hyundai Heavy Industries Co., Inc.	100	30
	Hyundai Motor Co., Ltd.	300	21
	LG Electronics Inc.	200	20
	Samsung Fire & Marine Insurance Co.	83	16
	Samsung Heavy Industries Co., Ltd.	420	16
	DC Chemical Co., Ltd.	38	14
	Hana Financial Group Inc.	290	11
	SK Holdings Co Ltd	90	11
	Samsung Corp.	157	9
	Korea Electric Power Corp.	260	8
*	NHN Corp.	48	8
	SK Energy Co., Ltd.	69	7
	Shinsegae Co., Ltd.	13	7
	Hyundai Mobis	60	5
	LG Chem Ltd.	50	5
	S-Oil Corp.	70	5
	Hyundai Engineering & Construction Co., Ltd.	70	5
	LG Corp.	70	5
	Doosan Heavy Industries and Construction Co., Ltd.	43	4
	Kangwon Land Inc.	160	4
	Samsung Securities Co. Ltd.	60	4
	Woori Finance Holdings Co., Ltd.	240	3
	Korea Exchange Bank	260	3
	KT & G Corp.	35	3
	GS Engineering & Construction Corp.	30	3
	Sindo Ricoh Co., Inc.	48	3
*	Hynix Semiconductor Inc.	110	2
*	Ssangyong Motor Co.	450	1
			892
Spain (1.8%)
	Telefonica SA	8,673	225
	Banco Santander Central Hispano SA	11,410	222
	Banco Bilbao Vizcaya Argentaria SA	6,673	123
	Iberdrola SA	8,863	120
	Repsol YPF SA	2,256	76
	Banco Popular Espanol SA	3,012	33
	Banco de Sabadell SA	3,324	27
	Gamesa Corporacion Tecnologica SA	512	24
	ACS, Actividades de Contruccion y Servisios, SA	475	23
*	Union Fenosa, SA	830	22
	Industria de Diseno Textil SA	453	22
	Gas Natural SDG SA	407	20
	Acerinox SA	756	15
	Abertis Infraestructuras SA	431	9
	Corporacion Mapfre SA	1,240	6
	Acciona SA	26	6
*	Iberdrola Renovables	818	5
	Enagas SA	198	5

	Zardoya Otis SA	240	5
	Red Electrica de Espana SA	74	5
	Cintra Concesiones de Infraestructuras de Transport SA	394	4
	Fomento de Construc y Contra SA	83	4
	Grupo Ferrovial SA	84	4
	Bankinter SA	419	4
	Sacyr Vallehermoso SA	165	3
	Promotora de Informaciones SA	285	3
	Banco Espanol de Credito, SA	118	2
	Compania Espanola de Petroleos SA	16	2
	Corporacion Financiera Alba SA	30	2
			1,021
Sweden (0.9%)
	Nordea Bank AB	5,000	71
	Telefonaktiebolaget LM Ericsson AB Class B	6,000	63
	Volvo AB B Shares	2,800	34
	Skandinaviska Enskilda Banken AB A Shares	1,600	33
	Sandvik AB	2,400	31
	TeliaSonera AB	4,000	30
	Svenska Handelsbanken AB A Shares	1,200	30
	Hennes & Mauritz AB B Shares	550	29
	Tele2 AB B Shares	1,200	21
	Industrivarden AB C Shares	1,600	20
	Scania AB B Shares	1,200	19
	Volvo AB A Shares	1,600	18
	Husqvarna AB B Shares	2,000	17
	Svenska Cellulosa AB B Shares	1,100	12
	SSAB Svenskt Stal AB Series A	400	11
	Atlas Copco AB A Shares	706	11
	Swedish Match AB	500	10
	Investor AB B Shares	443	10
	Swedbank AB A Shares	388	8
	SKF AB B Shares	446	8
	Skanska AB B Shares	500	6
	Alfa Laval AB	388	6
	Assa Abloy AB	400	6
	Atlas Copco AB B Shares	388	5
	Boliden AB	800	5
	Securitas AB B Shares	400	5
	Electrolux AB Series B	300	4
	Holmen AB	100	3
			526
Switzerland (3.0%)
	Nestle SA (Registered)	7,406	325
	Novartis AG (Registered)	4,399	261
	Roche Holdings AG	1,324	245
	ABB Ltd.	4,352	114
	Credit Suisse Group (Registered)	2,174	108
*	UBS AG	5,538	106
	Zurich Financial Services AG	292	77
	Cie. Financiere Richemont AG	1,040	62
	Syngenta AG	198	58
	Swiss Re (Registered)	779	48
	Holcim Ltd. (Registered)	400	28
	Swatch Group AG (Bearer)	116	27
	Alcon, Inc.	156	27
	Julius Baer Holding, Ltd.	396	25
	Swiss Life Holding	66	17
	SGS Societe Generale de Surveillance Holding SA (Registered)	11	15
	Roche Holdings AG (Bearer)	60	12
	Synthes, Inc.	84	12
	Adecco SA (Registered)	252	11
	Lonza AG (Registered)	71	10
	Geberit AG	78	10
	Swisscom AG	30	10
	Baloise Holdings AG	102	10
	Kuehne & Nagel International AG	113	9
*	OC Oerlikon Corp AG	36	9

	Givaudan SA	10	8
	Pargesa Holding SA	72	7
	Swatch Group AG (Registered)	114	5
	Nobel Biocare Holding AG	160	5
	Clariant AG	476	5
	CIBA Specialty Chemicals AG (Registered)	176	5
	Petroplus Holdings AG	91	4
	Lindt & Spruengli AG	1	3
	EFG International	60	2
			1,680
Taiwan (1.2%)
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,369	108
	AU Optronics Corp. ADR	7,719	87
*	Chunghwa Telecom Co., Ltd.	2,444	62
	Hon Hai Precision Industry Co., Ltd.	12,000	58
	China Steel Corp.	15,450	22
	Formosa Plastic Corp.	10,000	21
	High Tech Computer Corp.	1,300	20
	Nan Ya Plastic Corp.	10,000	17
	Cathay Financial Holding Co.	8,400	16
	Asustek Computer Inc.	6,000	16
	Formosa Chemicals & Fibre Corp.	8,000	14
	MediaTek Inc.	1,010	10
	Chinatrust Financial Holding	14,000	10
	Mega Financial Holding Co. Ltd.	14,000	9
	Fubon Financial Holding Co., Ltd.	10,000	9
	Chi Mei Optoelectronics Corp.	10,300	9
	Acer Inc.	4,030	8
	Uni-President Enterprises Co.	6,000	8
	Delta Electronics Inc.	3,060	8
*	United Microelectronics Corp. ADR	3,000	8
	Far Eastern Textile Ltd.	6,000	8
	China Development Financial Holding Corp.	21,000	7
	First Financial Holding Co., Ltd.	8,000	7
	Compal Electronics Inc.	7,000	7
	Fuhwa Financial Holdings Co., Ltd.	11,000	6
	Innolux Display Corp.	4,000	6
	SinoPac Holdings	13,000	5
	Taiwan Cooperative Bank	6,000	5
	Synnex Technology International Corp.	2,200	5
	Foxconn Technology Co., Ltd.	1,000	5
	Shin Kong Financial Holdings Co.	8,000	4
	Chang Hwa Commercial Bank	7,000	4
	Hau Nan Financial Holdings Co., Ltd.	5,000	4
	Siliconware Precision Industries Co. ADR	600	4
	Siliconware Precision Industries Co.	3,030	4
	Taiwan Cement Corp.	3,030	4
	Taiwan Fertilizer Co., Ltd.	1,000	4
	Taiwan Cellular Corp.	2,000	4
	Advanced Semiconductor Engineering Inc. ADR	800	3
	Advanced Semiconductor Engineering Inc.	4,000	3
	Pou Chen Corp.	4,399	3
	Far EasTone Telecommunications Co., Ltd.	2,000	3
	Taishin Financial Holdings	9,000	3
*	Tatung Co., Ltd.	9,000	3
*	HannStar Display Corp.	10,000	3
*	Chunghwa Picture Tubes, Ltd.	13,000	3
	Quanta Computer Inc.	2,060	3
	Asia Cement Corp.	2,000	3
	Wistron Corp.	2,000	3
	KGI Securities Co., Ltd.	5,000	3
	Lite-On Technology Corp.	3,000	3
	Feng Hsin Iron & Steel Co., Ltd.	1,000	3
	Formosa Petrochemical Corp.	1,000	3
	Powerchip Semiconductor Corp.	10,000	2
	United Microelectronics Corp.	4,000	2
			662
Thailand (0.3%)
*	Electricity Generating Public Co. Ltd. (Local)	27,200	66
	PTT Exploration and Production Public Co. Ltd. (Foreign)	14,800	66
*	True Corp. Public Co. Ltd. (Foreign)	156,800	14
			146
Turkey (0.2%)
	Eregli Demir ve Celik Fabrikalari A.S.	3,648	30
*	Dogan Sirketler Grubu Holding A.S.	18,324	27
*	Dogan Yayin Holding A.S.	14,692	27
	Akbank T.A.S.	919	5
			89

United Kingdom (8.7%)
	HSBC Holdings PLC	22,618	374
	BP PLC	35,501	364
	Vodafone Group PLC	99,159	266
	Royal Dutch Shell PLC Class A	6,684	237
	GlaxoSmithKline PLC	10,043	234
	Rio Tinto PLC	1,887	197
	Royal Dutch Shell PLC Class B	5,212	183
	Anglo American PLC	2,498	143
	BG Group PLC	6,235	141
	BHP Billiton PLC	4,158	138
	AstraZeneca Group PLC	2,750	134
	Royal Bank of Scotland Group PLC	30,588	127
	British American Tobacco PLC	2,851	103
	Tesco PLC	14,301	102
	Xstrata PLC	1,324	95
	Barclays PLC	12,170	83
	Diageo PLC	4,638	81
	Standard Chartered PLC	2,614	80
	Reckitt Benckiser Group PLC	1,348	73
	Imperial Tobacco Group PLC	1,899	71
	Unilever PLC	2,360	65
	National Grid Transco PLC	4,816	63
	BAE Systems PLC	6,996	62
	Lloyds TSB Group PLC	10,096	59
	HBOS PLC	10,153	58
	Kazakhmys PLC	1,876	55
	Aviva PLC	5,284	52
	Prudential PLC	4,674	50
	BT Group PLC	14,570	49
	Scottish & Southern Energy PLC	1,752	49
	Centrica PLC	6,976	43
	SABMiller PLC	2,026	42
	Reed Elsevier PLC	3,388	38
	Man Group PLC	3,036	37
	Rolls-Royce Group PLC	4,644	33
	Tullow Oil PLC	1,956	30
	International Power PLC	3,460	28
*	Cadbury PLC	2,383	28
	Morrison Supermarkets PLC	5,492	28
	British Energy Group PLC	1,922	28
	Compass Group PLC	3,297	24
	Smith & Nephew PLC	2,116	23
	Old Mutual PLC	11,584	22
	Land Securities Group PLC	824	21
	British Sky Broadcasting Group PLC	2,329	21
*	Cairn Energy PLC	384	21
	Legal & General Group PLC	10,700	21
	J. Sainsbury PLC	3,244	20
	Marks & Spencer Group PLC	3,964	20

	WPP Group PLC	2,092	20
	Segro PLC	2,384	19
	Pearson PLC	1,425	18
	Kingfisher PLC	7,724	18
	Standard Life PLC	3,851	17
*	Shire Ltd.	991	16
*	United Utilities Group PLC	1,196	16
	William Hill PLC	2,576	16
	Home Retail Group	3,524	15
	Capita Group PLC	1,106	15
	Royal & Sun Alliance Insurance Group PLC	5,767	15
	Cable and Wireless PLC	4,496	15
	BBA Aviation PLC	6,004	15
	Lonmin PLC	304	15
	Experian Group Ltd.	1,854	14
	Smiths Group PLC	687	14
	InterContinental Hotels Group PLC	1,044	14
	Carnival PLC	386	13
	British Land Co., PLC	964	13
	Kesa Electricals PLC	4,496	13
	Johnson Matthey PLC	390	13
	3i Group PLC	721	13
	Liberty International PLC	684	13
	Severn Trent PLC	439	12
	DSG International PLC	12,436	11
	Associated British Foods PLC	746	11
	Group 4 Securicor PLC	2,495	9
	Cobham PLC	2,136	9
*	Invensys PLC	1,500	8
	Wolseley PLC	1,238	8
	Bunzl PLC	618	8
	Burberry Group PLC	815	7
	Next PLC	377	7
	Whitbread PLC	319	7
	Hammerson PLC	323	6
	Vedanta Resources PLC	149	6
	Enterprise Inns PLC	957	6
	ICAP PLC	590	6
*	Thomson Reuters PLC	215	6
*	Amdocs Ltd.	188	6
	Rexam PLC	755	6
	The Sage Group PLC	1,443	6
	Drax Group PLC	374	5
	Antofagasta PLC	467	5
	Alliance & Leicester PLC	792	5
	British Airways PLC	700	4
	Schroders PLC	185	3
	The Alliance Trust PLC	568	3
*	United Business Media Ltd.	296	3
	Friends Provident PLC	1,964	3
	GKN PLC	769	3
	Foreign and Colonial Investment Trust PLC	578	3

	Aegis Group PLC	1,466	3
	Hays PLC	1,926	3
	Tate & Lyle PLC	386	3
	ITV PLC	3,536	3
	LogicaCMG PLC	1,411	3
	Thomas Cook Group PLC	738	3
	Tomkins PLC	1,189	3
	Ladbrokes PLC	579	3
	Scottish Mortgage Investment Trust PLC	246	3
	Rentokil Initial PLC	1,618	2
			4,877
United States (41.6%)
Consumer Discretionary (3.6%)
*	MGM Mirage, Inc.	100	3
	Darden Restaurants Inc.	100	3
	Virgin Media Inc.	300	3
	Gannett Co., Inc.	200	4
	Tiffany & Co.	100	4
	Ross Stores, Inc.	100	4
	Hasbro, Inc.	100	4
*	Scripps Networks Interactive	97	4
*	Urban Outfitters, Inc.	128	4
*	Liberty Global, Inc. Series C	158	4
*	Discovery Holding Co. Class A	240	5
*	Cablevision Systems NY Group Class A	200	5
*	Las Vegas Sands Corp.	108	5
	Limited Brands, Inc.	300	5
	Newell Rubbermaid, Inc.	300	5
*	Expedia, Inc.	257	5
*	Time Warner Cable, Inc.	179	5
	Abercrombie & Fitch Co.	100	5
*	Liberty Global, Inc. Class A	200	6
*	DISH Network Corp.	200	6
*	Mohawk Industries, Inc.	100	6
	Black & Decker Corp.	100	6
	Jones Apparel Group, Inc.	400	7
*	IAC/InterActiveCorp	400	7
	Whirlpool Corp.	100	8
	Royal Caribbean Cruises, Ltd.	300	8
*	Interpublic Group of Cos., Inc.	900	8
*	Bed Bath & Beyond, Inc.	302	8
	International Game Technology	400	9
	General Motors Corp.	800	9
	D. R. Horton, Inc.	800	9
	Hillenbrand Inc.	400	9
	Starwood Hotels & Resorts Worldwide, Inc.	300	10
	Sherwin-Williams Co.	200	11
	Genuine Parts Co.	300	12
	Foot Locker, Inc.	800	12
*	Sears Holdings Corp.	151	12
	J.C. Penney Co., Inc. (Holding Co.)	400	12

	Marriott International, Inc. Class A	500	13
*	AutoZone Inc.	100	13
	Williams-Sonoma, Inc.	800	14
	Garmin Ltd.	400	14
	H & R Block, Inc.	600	15
	Brinker International, Inc.	800	15
	Macy's Inc.	800	15
	Harley-Davidson, Inc.	400	15
*	Ford Motor Co.	3,200	15
	Leggett & Platt, Inc.	800	16
*	GameStop Corp. Class A	400	16
*	Liberty Media Corp.-Interactive Series A	1,200	17
	Eastman Kodak Co.	1,200	18
	The Gap, Inc.	1,100	18
	The Stanley Works	400	18
	PetSmart, Inc.	800	18
*	Sirius Satellite Radio, Inc.	11,920	19
*	Coach, Inc.	800	20
*	Liberty Media Corp.	894	22
	Fortune Brands, Inc.	400	23
	Nordstrom, Inc.	800	23
*	Starbucks Corp.	1,600	23
	Mattel, Inc.	1,200	24
	The McGraw-Hill Cos., Inc.	600	24
	Omnicom Group Inc.	600	26
	CBS Corp.	1,600	26
	TJX Cos., Inc.	800	27
	Yum! Brands, Inc.	800	29
	News Corp., Class B	2,000	29
	NIKE, Inc. Class B	500	29
	Carnival Corp.	800	30
	Johnson Controls, Inc.	1,000	30
	Best Buy Co., Inc.	800	32
*	Viacom Inc. Class B	1,200	33
*	Kohl's Corp.	800	34
	Staples, Inc.	1,600	36
	Comcast Corp. Special Class A	2,000	41
*	Amazon.com, Inc.	580	44
	News Corp., Class A	3,200	45
*	DIRECTV Group, Inc.	2,000	54
	Lowe's Cos., Inc.	2,700	55
	VF Corp.	800	57
	Target Corp.	1,600	72
	Home Depot, Inc.	3,300	79
	Comcast Corp. Class A	3,900	80
	Time Warner, Inc.	6,900	99
*	Apollo Group, Inc. Class A	1,660	103
	The Walt Disney Co.	3,500	106
	McDonald's Corp.	2,100	126
			2,002
Consumer Staples (4.9%)
	McCormick & Co., Inc.	100	4

*	Constellation Brands, Inc. Class A	200	4
	The Estee Lauder Cos. Inc. Class A	100	4
	Tyson Foods, Inc.	300	4
	The Pepsi Bottling Group, Inc.	163	5
	Coca-Cola Enterprises, Inc.	306	5
*	Dr. Pepper Snapple Group, Inc.	251	5
*	Energizer Holdings, Inc.	100	7
	Hormel Foods Corp.	199	7
	The Hershey Co.	200	7
	UST, Inc.	279	15
	The Clorox Co.	300	16
	Campbell Soup Co.	500	18
	ConAgra Foods, Inc.	900	19
*	Lorillard, Inc.	308	21
	Reynolds American Inc.	401	22
	Wm. Wrigley Jr. Co.	300	24
*	Dean Foods Co.	1,200	26
	Kellogg Co.	500	27
	H.J. Heinz Co.	600	30
	Sysco Corp.	1,100	31
	Safeway, Inc.	1,200	32
	Sara Lee Corp.	2,400	33
	Archer-Daniels-Midland Co.	1,200	34
	General Mills, Inc.	600	39
	Bunge Ltd.	400	40
	The Kroger Co.	1,600	45
	Kimberly-Clark Corp.	800	46
	Costco Wholesale Corp.	800	50
	Avon Products, Inc.	1,200	51
	Walgreen Co.	1,800	62
	SuperValu Inc.	2,440	63
	Altria Group, Inc.	3,900	79
	Anheuser-Busch Cos., Inc.	1,300	88
	Colgate-Palmolive Co.	1,200	89
	Kraft Foods Inc.	2,900	92
	CVS/Caremark Corp.	2,700	99
	Molson Coors Brewing Co. Class B	2,178	118
	PepsiCo, Inc.	3,000	200
	Philip Morris International Inc.	4,060	210
	The Coca-Cola Co.	4,400	227
	Wal-Mart Stores, Inc.	5,800	340
	The Procter & Gamble Co.	5,950	390
			2,728
Energy (5.4%)
	Patterson-UTI Energy, Inc.	100	3
	Rowan Cos., Inc.	100	4
*	Patriot Coal Corp.	72	9
*	Newfield Exploration Co.	200	10
*	Plains Exploration & Production Co.	209	12
	Pioneer Natural Resources Co.	200	12
*	Pride International, Inc.	323	13
	Diamond Offshore Drilling, Inc.	130	15

	Sunoco, Inc.	400	16
	Teekay Shipping Corp.	400	17
	BJ Services Co.	600	18
*	Nabors Industries, Inc.	500	18
*	Cameron International Corp.	400	19
	ENSCO International, Inc.	300	21
	El Paso Corp.	1,200	22
	Noble Energy, Inc.	300	22
	Noble Corp.	500	26
	Murphy Oil Corp.	327	26
*	Ultra Petroleum Corp.	400	29
	Spectra Energy Corp.	1,090	30
	Smith International, Inc.	400	30
	CONSOL Energy, Inc.	400	30
	Valero Energy Corp.	900	30
	Peabody Energy Corp.	500	34
	Williams Cos., Inc.	1,200	38
	XTO Energy, Inc.	900	42
	Hess Corp.	441	45
	Baker Hughes, Inc.	540	45
*	Weatherford International Ltd.	1,200	45
	Chesapeake Energy Corp.	1,000	50
	EOG Resources, Inc.	500	50
	Anadarko Petroleum Corp.	900	52
*	National Oilwell Varco Inc.	800	63
	Marathon Oil Corp.	1,300	64
	Apache Corp.	640	72
	Halliburton Co.	1,700	76
	Devon Energy Corp.	900	85
*	Transocean, Inc.	640	87
	Occidental Petroleum Corp.	1,600	126
	Schlumberger Ltd.	2,300	234
	ConocoPhillips Co.	2,992	244
	Chevron Corp.	4,000	338
	ExxonMobil Corp.	10,200	820
			3,042
Financials (6.8%)
	Developers Diversified Realty Corp. REIT	100	3
	KeyCorp	400	4
	Regency Centers Corp. REIT	71	4
	White Mountains Insurance Group Inc.	10	4
	Axis Capital Holdings Ltd.	148	5
*	IntercontinentalExchange Inc.	47	5
	W.R. Berkley Corp.	200	5
	AMB Property Corp. REIT	97	5
	New York Community Bancorp, Inc.	300	5
	People's United Financial Inc.	309	5
*	TD Ameritrade Holding Corp.	265	5
	The Macerich Co. REIT	100	6
	Cincinnati Financial Corp.	200	6
	Sovereign Bancorp, Inc.	600	6

	Comerica, Inc.	200	6
	Torchmark Corp.	100	6
	Janus Capital Group Inc.	200	6
	Safeco Corp.	100	7
*	Markel Corp.	19	7
	PartnerRe Ltd.	100	7
	XL Capital Ltd. Class A	400	7
	Nymex Holdings Inc.	92	8
	National City Corp.	1,600	8
	Marshall & Ilsley Corp.	500	8
	Host Hotels & Resorts Inc. REIT	600	8
*	Guaranty Financial Group, Inc.	2,400	8
	Genworth Financial Inc.	500	8
	Freddie Mac	1,000	8
	Everest Re Group, Ltd.	100	8
	Unum Group	400	10
	Avalonbay Communities, Inc. REIT	100	10
	Regions Financial Corp.	1,200	11
	Old Republic International Corp.	1,200	13
	Assurant, Inc.	222	13
*	SLM Corp.	800	14
	General Growth Properties Inc. REIT	500	14
	Moody's Corp.	400	14
	M & T Bank Corp.	200	14
	HCP, Inc. REIT	400	14
	Plum Creek Timber Co. Inc. REIT	300	15
	Leucadia National Corp.	329	15
	Fifth Third Bancorp	1,100	15
	Legg Mason Inc.	400	16
	Public Storage, Inc. REIT	200	16
	Hospitality Properties Trust REIT	800	17
	Discover Financial Services	1,200	18
	Washington Mutual, Inc.	3,300	18
	Kimco Realty Corp. REIT	500	18
	Hudson City Bancorp, Inc.	1,009	18
	Invesco, Ltd.	800	19
	NYSE Euronext	400	19
	Boston Properties, Inc. REIT	200	19
	The Principal Financial Group, Inc.	464	20
	Duke Realty Corp. REIT	800	20
	Mercury General Corp.	400	20
	SunTrust Banks, Inc.	520	21
	Equity Residential REIT	500	22
*	Forestar Real Estate Group, Inc.	1,200	22
	Fannie Mae	1,900	22
	Lincoln National Corp.	500	24
	T. Rowe Price Group Inc.	400	24
	Progressive Corp. of Ohio	1,200	24
	Weingarten Realty Investors REIT	800	24
	ProLogis REIT	500	24
	Marsh & McLennan Cos., Inc.	900	25
	Lehman Brothers Holdings, Inc.	1,500	26

	Aon Corp.	600	27
	Brown & Brown, Inc.	1,600	28
	Vornado Realty Trust REIT	300	29
	Protective Life Corp.	800	29
	The Chubb Corp.	600	29
	Liberty Property Trust REIT	800	29
	Franklin Resources Corp.	300	30
*	Ace Ltd.	600	30
	BB&T Corp.	1,100	31
	Northern Trust Corp.	400	31
	Capital One Financial Corp.	800	33
	Ameriprise Financial, Inc.	800	34
	Erie Indemnity Co. Class A	800	35
	CME Group, Inc.	100	36
	Simon Property Group, Inc. REIT	400	37
	PNC Financial Services Group	580	41
	AFLAC Inc.	800	44
	Merrill Lynch & Co., Inc.	1,700	45
	Charles Schwab Corp.	2,000	46
	The Hartford Financial Services Group Inc.	800	51
	The Travelers Cos., Inc.	1,200	53
	Loews Corp.	1,200	53
	Prudential Financial, Inc.	800	55
	The Allstate Corp.	1,200	55
	State Street Corp.	800	57
	MetLife, Inc.	1,300	66
	Wachovia Corp.	4,180	72
	Bank of New York Mellon Corp.	2,100	75
*	Berkshire Hathaway Inc. Class B	20	77
	American Express Co.	2,200	82
	Morgan Stanley	2,100	83
	U.S. Bancorp	3,400	104
	American International Group, Inc.	5,200	135
	The Goldman Sachs Group, Inc.	740	136
	Wells Fargo & Co.	6,400	194
	Citigroup, Inc.	10,400	194
*	Berkshire Hathaway Inc. Class A	2	229
	JPMorgan Chase & Co.	6,600	268
	Bank of America Corp.	8,900	293
			3,822
Health Care (5.0%)
*	Patterson Cos.	100	3
*	Perrigo Co.	91	3
	IMS Health, Inc.	200	4
*	Henry Schein, Inc.	89	5
*	Cephalon, Inc.	67	5
*	DaVita, Inc.	100	6
*	Waters Corp.	100	7
*	Coventry Health Care Inc.	200	7
	Beckman Coulter, Inc.	100	7
*	Millipore Corp.	104	7

*	Applied Biosystems Inc.	200	7
*	Mylan Inc.	570	7
*	Invitrogen Corp.	200	9
*	Barr Pharmaceuticals Inc.	146	10
	Hill-Rom Holdings, Inc.	400	11
*	Hospira, Inc.	300	11
*	Varian Medical Systems, Inc.	200	12
	DENTSPLY International Inc.	300	12
	AmerisourceBergen Corp.	300	13
*	Laboratory Corp. of America Holdings	200	14
	Quest Diagnostics, Inc.	300	16
*	HLTH Corp.	1,600	18
*	Humana Inc.	400	18
	C.R. Bard, Inc.	200	19
*	Intuitive Surgical, Inc.	70	22
*	Lincare Holdings, Inc.	800	26
*	Zimmer Holdings, Inc.	400	28
*	St. Jude Medical, Inc.	600	28
	McKesson Corp.	500	28
*	Forest Laboratories, Inc.	800	28
	Allergan, Inc.	560	29
	CIGNA Corp.	800	30
	Stryker Corp.	500	32
	Aetna Inc.	800	33
*	Boston Scientific Corp.	2,800	33
	Becton, Dickinson & Co.	400	34
*	Biogen Idec Inc.	500	35
*	Express Scripts Inc.	502	35
*	Genzyme Corp.	500	38
	Cardinal Health, Inc.	800	43
*	WellPoint Inc.	900	47
*	Thermo Fisher Scientific, Inc.	800	48
	Covidien Ltd.	1,200	59
*	Medco Health Solutions, Inc.	1,200	60
	Schering-Plough Corp.	2,854	60
*	Celgene Corp.	800	60
	UnitedHealth Group Inc.	2,200	62
*	Genentech, Inc.	800	76
	Bristol-Myers Squibb Co.	3,800	80
	Baxter International, Inc.	1,200	82
*	Gilead Sciences, Inc.	1,700	92
	Eli Lilly & Co.	2,100	99
	Wyeth	2,500	101
	Medtronic, Inc.	2,100	111
*	Amgen, Inc.	2,000	125
	Merck & Co., Inc.	4,200	138
	Abbott Laboratories	2,940	166
	Pfizer Inc.	12,900	241
	Johnson & Johnson	5,510	377
			2,817
Industrials (4.6%)
	Equifax, Inc.	100	4

	Ryder System, Inc.	59	4
	Pall Corp.	100	4
	Avery Dennison Corp.	100	4
*	Terex Corp.	100	5
	Manpower Inc.	100	5
	Masco Corp.	300	5
	Goodrich Corp.	112	6
	Pitney Bowes, Inc.	200	6
	Republic Services, Inc. Class A	200	6
	Pentair, Inc.	200	7
	W.W. Grainger, Inc.	100	9
	The Dun & Bradstreet Corp.	100	10
	Cooper Industries, Inc. Class A	300	13
	SPX Corp.	100	13
	Rockwell Automation, Inc.	300	13
*	Monster Worldwide Inc.	800	14
	Expeditors International of Washington, Inc.	402	14
	Fastenal Co.	300	15
	Rockwell Collins, Inc.	300	15
	Southwest Airlines Co.	1,000	16
	Textron, Inc.	400	17
	Parker Hannifin Corp.	300	19
*	McDermott International, Inc.	400	19
	C.H. Robinson Worldwide Inc.	400	19
	L-3 Communications Holdings, Inc.	200	20
	Dover Corp.	400	20
	ITT Industries, Inc.	300	20
	Robert Half International, Inc.	800	20
	Eaton Corp.	300	21
	R.R. Donnelley & Sons Co.	800	21
*	First Solar, Inc.	75	21
*	Foster Wheeler Ltd.	400	23
	Fluor Corp.	300	24
	Cummins Inc.	400	27
	Ingersoll-Rand Co.	800	29
*	Jacobs Engineering Group Inc.	400	31
	Danaher Corp.	400	32
	PACCAR, Inc.	800	34
	Tyco International, Ltd.	800	36
	Precision Castparts Corp.	400	37
*	Alliant Techsystems, Inc.	400	40
	Illinois Tool Works, Inc.	900	42
	Waste Management, Inc.	1,200	43
	Raytheon Co.	800	46
	FedEx Corp.	600	47
	Norfolk Southern Corp.	660	47
	Northrop Grumman Corp.	800	54
	CSX Corp.	800	54
	Deere & Co.	800	56
	Emerson Electric Co.	1,400	68
	Burlington Northern Santa Fe Corp.	680	71

	General Dynamics Corp.	800	71
	Honeywell International Inc.	1,500	76
	Caterpillar, Inc.	1,100	76
	United Parcel Service, Inc.	1,260	79
	Union Pacific Corp.	1,000	82
	Lockheed Martin Corp.	800	83
	The Boeing Co.	1,400	86
	3M Co.	1,300	92
	United Technologies Corp.	1,800	115
	General Electric Co.	19,380	548
			2,554
Information Technology (6.6%)
*	Lender Processing Services, Inc.	50	2
	Fidelity National Information Services, Inc.	100	2
*	LAM Research Corp.	100	3
	Total System Services, Inc.	178	3
*	Avnet, Inc.	153	4
	National Semiconductor Corp.	200	4
*	Teradata Corp.	184	4
*	NCR Corp.	171	5
*	McAfee Inc.	143	5
*	Affiliated Computer Services, Inc. Class A	100	5
*	SanDisk Corp.	400	6
*	Iron Mountain, Inc.	200	6
	Microchip Technology, Inc.	200	6
*	BMC Software, Inc.	200	7
	Altera Corp.	300	7
*	Alliance Data Systems Corp.	114	7
*	Marvell Technology Group Ltd.	504	7
	Seagate Technology	500	7
	Xilinx, Inc.	302	7
*	Arrow Electronics, Inc.	238	8
*	LSI Corp.	1,200	8
*	Unisys Corp.	2,400	9
*	Akamai Technologies, Inc.	400	9
*	Micron Technology, Inc.	2,000	10
*	Convergys Corp.	800	10
*	Citrix Systems, Inc.	400	11
	KLA-Tencor Corp.	300	11
	Linear Technology Corp.	400	12
	Harris Corp.	261	13
*	Autodesk, Inc.	400	13
*	VeriSign, Inc.	400	13
*	NVIDIA Corp.	1,200	14
*	Computer Sciences Corp.	300	14
	Amphenol Corp.	300	14
*	MEMC Electronic Materials, Inc.	312	14
*	Teradyne, Inc.	1,600	15
*	Fiserv, Inc.	351	17
*	Sun Microsystems, Inc.	1,600	17

*	Intuit, Inc.	653	18
*	Flextronics International Ltd.	2,000	18
	CA, Inc.	753	18
	Analog Devices, Inc.	600	18
*	Broadcom Corp.	800	19
*	NetApp, Inc.	800	20
	Xerox Corp.	1,600	22
	Electronic Data Systems Corp.	900	22
*	Cognizant Technology Solutions Corp.	800	22
*	Agilent Technologies, Inc.	700	25
	Paychex, Inc.	800	26
*	Symantec Corp.	1,472	31
	Motorola, Inc.	3,600	31
*	Juniper Networks, Inc.	1,200	31
*	Electronic Arts Inc.	800	35
*	Yahoo! Inc.	1,800	36
	MasterCard, Inc. Class A	150	37
*	Adobe Systems, Inc.	900	37
	Tyco Electronics Ltd.	1,200	40
	Accenture Ltd.	1,000	42
	Western Union Co.	1,600	44
*	eBay Inc.	1,800	45
	Automatic Data Processing, Inc.	1,200	51
*	EMC Corp.	3,700	56
	Corning, Inc.	2,800	56
	Applied Materials, Inc.	3,600	62
	Texas Instruments, Inc.	2,600	63
*	Dell Inc.	3,853	95
	QUALCOMM Inc.	3,102	172
*	Google Inc.	400	190
	Hewlett-Packard Co.	4,660	209
*	Oracle Corp.	9,708	209
	Intel Corp.	11,159	248
*	Cisco Systems, Inc.	11,261	248
*	Apple Inc.	1,751	278
	International Business Machines Corp.	2,700	346
	Microsoft Corp.	18,218	469
			3,718
Materials (1.5%)
	Ball Corp.	100	4
	Eastman Chemical Co.	76	5
	MeadWestvaco Corp.	200	5
	Sigma-Aldrich Corp.	200	12
	Vulcan Materials Co.	200	13
	Southern Peru Copper Corp. (U.S. Shares)	499	14
	Ecolab, Inc.	400	18
	PPG Industries, Inc.	300	18
	Allegheny Technologies Inc.	400	19
	Weyerhaeuser Co.	400	21
	International Paper Co.	800	22
	Rohm & Haas Co.	300	23

	Bemis Co., Inc.	800	23
	United States Steel Corp.	200	32
	Nucor Corp.	580	33
	Air Products & Chemicals, Inc.	400	38
	Newmont Mining Corp. (Holding Co.)	800	38
	Alcoa Inc.	1,400	47
*	The Mosaic Co.	400	51
	Praxair, Inc.	580	54
	Dow Chemical Co.	1,700	57
	Freeport-McMoRan Copper & Gold, Inc. Class B	720	70
	E.I. du Pont de Nemours & Co.	1,700	75
	Monsanto Co.	1,000	119
			811
Telecommunication Services (1.2%)
	Qwest Communications International Inc.	1,500	6
*	MetroPCS Communications Inc.	400	7
	CenturyTel, Inc.	205	8
*	Level 3 Communications, Inc.	3,200	11
	Embarq Corp.	286	13
*	Crown Castle International Corp.	400	15
*	NII Holdings Inc.	400	22
*	American Tower Corp. Class A	800	33
	Sprint Nextel Corp.	4,800	39
	Verizon Communications Inc.	5,500	187
	AT&T Inc.	11,480	354
			695
Utilities (2.0%)
	SCANA Corp.	100	4
	Wisconsin Energy Corp.	100	5
	MDU Resources Group, Inc.	154	5
	Pepco Holdings, Inc.	200	5
	Alliant Energy Corp.	214	7
	Energy East Corp.	300	8
	Equitable Resources, Inc.	200	10
*	Mirant Corp.	376	12
	DTE Energy Co.	300	12
	Allegheny Energy, Inc.	317	15
	Questar Corp.	300	16
	Xcel Energy, Inc.	800	16
	Ameren Corp.	400	16
*	AES Corp.	1,200	19
	Consolidated Edison Inc.	500	20
	Progress Energy, Inc.	500	21
*	Reliant Energy, Inc.	1,200	22

	Sempra Energy		400	22
	PG&E Corp.		600	23
	Constellation Energy Group, Inc.		300	25
	Pinnacle West Capital Corp.		800	27
	American Electric Power Co., Inc.		700	28
	Edison International		600	29
*	NRG Energy, Inc.		800	29
	Northeast Utilities		1,200	30
	PPL Corp.		700	33
	FirstEnergy Corp.		500	37
	TECO Energy, Inc.		2,000	37
	Public Service Enterprise Group, Inc.		900	38
	Entergy Corp.		400	43
	Puget Energy, Inc.		1,600	44
	Dominion Resources, Inc.		1,000	44
	FPL Group, Inc.		700	45
	Southern Co.		1,300	46
	CenterPoint Energy Inc.		3,200	50
	NSTAR		1,600	51
	NiSource, Inc.		3,200	55
	Duke Energy Corp.		3,600	63
	Exelon Corp.		1,300	102
				1,114
				23,303
Total Common Stocks (Cost $55,966)				55,211
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (5.2%)
[2]	Vanguard Market Liquidity Fund (Cost $2,894)	2.251%	2,894,093	2,894
Total Temporary Cash Investments (Cost $2,894)				2,894
Total Investments (103.7%) (Cost $58,860)				58,105
Other Assets and Liabilities-Net (-3.7%)				(2,048)
Net Assets (100%)				56,057

*		Non-income-producing security.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of this security represented 0.1% of net assets.

2		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2008, the cost of investment securities for tax purposes was $58,860,000. Net unrealized depreciation of investment securities for tax purposes was $755,000, consisting of unrealized gains of $1,432,000 on securities that had risen in value since their purchase and $2,187,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal Period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2008, based on the inputs used to value them:

The following table summarizes the fund’s investments as of July 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	30,921
Level 2- Other significant observable inputs	27,184
Level 3- Significant unobservable inputs	-
Total	58,105

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) F. WILLIAM MCNABB III* CHIEF EXECUTIVE OFFICER

Date:	September 9, 2008

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 9, 2008

* Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.